                                                 [VARIABLE ACCOUNT A GRAPHIC]

WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT A




                                             ANNUAL REPORT
                                             --------------------------
                                             DECEMBER 31, 2003





                                             Ohio National Variable Account A











[OHIO NATIONAL FINANCIAL SERVICES LOGO]

                    THE OHIO NATIONAL LIFE ASSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2003 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2003 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman
February 20, 2004

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
11,030,043 Shares (Cost $271,788,898)...........  $  273,333,378    $  272,697,547        $  635,831       $  273,333,378
Money Market Subaccount
8,875,877 Shares (Cost $88,758,770).............      88,758,771        88,704,610            54,161           88,758,771
Bond Subaccount
5,691,796 Shares (Cost $58,641,912).............      60,902,214        60,702,491           199,723           60,902,214
Omni Subaccount
2,299,180 Shares (Cost $38,169,440).............      28,394,878        28,311,737            83,141           28,394,878
International Subaccount
3,624,989 Shares (Cost $26,162,823).............      31,573,652        31,561,926            11,726           31,573,652
Capital Appreciation Subaccount
3,908,249 Shares (Cost $52,689,193).............      56,865,017        56,780,529            84,488           56,865,017
Discovery Subaccount
2,289,786 Shares (Cost $52,089,707).............      38,331,010        38,305,653            25,357           38,331,010
International Small Company Subaccount
768,070 Shares (Cost $7,103,122)................       9,424,223         9,421,757             2,466            9,424,223
Aggressive Growth Subaccount
871,985 Shares (Cost $7,520,585)................       4,769,759         4,769,759                 0            4,769,759
Small Cap Growth Subaccount
818,645 Shares (Cost $8,906,683)................       6,008,854         6,001,691             7,163            6,008,854
Mid Cap Opportunity Subaccount
3,115,725 Shares (Cost $47,177,306).............      43,433,208        43,379,137            54,071           43,433,208
S&P 500 Index Subaccount
8,184,538 Shares (Cost $106,712,099)............      94,204,030        94,134,249            69,781           94,204,030
Blue Chip Subaccount
2,239,530 Shares (Cost $20,219,338).............      22,664,043        22,664,043                 0           22,664,043
High Income Bond Subaccount
2,915,558 Shares (Cost $22,068,965).............      22,857,972        22,784,562            73,410           22,857,972
Capital Growth Subaccount
1,392,814 Shares (Cost $21,701,908).............      20,000,808        20,000,808                 0           20,000,808
Nasdaq-100 Index Subaccount
2,548,415 Shares (Cost $8,283,556)..............       9,683,976         9,683,976                 0            9,683,976
Bristol Subaccount
131,354 Shares (Cost $1,212,654)................       1,370,020         1,370,020                 0            1,370,020
Bryton Growth Subaccount
147,583 Shares (Cost $1,183,104)................       1,376,949         1,376,949                 0            1,376,949

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
275,745 Shares (Cost $2,243,023)................  $    2,746,415    $    2,746,415        $        0       $    2,746,415
Second Quarter Subaccount
307,619 Shares (Cost $2,836,520)................       3,349,975         3,349,975                 0            3,349,975
Third Quarter Subaccount
344,847 Shares (Cost $2,846,404)................       3,200,176         3,200,176                 0            3,200,176
Fourth Quarter Subaccount
240,998 Shares (Cost $2,204,619)................       2,540,120         2,540,120                 0            2,540,120

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
54,041 Shares (Cost $464,692)...................         510,687           510,687                 0              510,687
Second Quarter Subaccount
47,270 Shares (Cost $386,029)...................         426,851           426,851                 0              426,851
Third Quarter Subaccount
68,730 Shares (Cost $601,861)...................         637,813           637,813                 0              637,813
Fourth Quarter Subaccount
74,398 Shares (Cost $652,625)...................         726,124           726,124                 0              726,124

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
166,303 Shares (Cost $6,705,449)................       5,162,056         5,162,056                 0            5,162,056
VIP Equity Income Subaccount
174,272 Shares (Cost $4,156,344)................       4,039,633         4,039,633                 0            4,039,633
VIP High Income Bond Subaccount
142,920 Shares (Cost $1,440,059)................         993,295           993,295                 0              993,295

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
1,255,106 Shares (Cost $37,943,384).............      24,135,693        24,135,693                 0           24,135,693
International Growth Subaccount
187,678 Shares (Cost $3,756,110)................       4,327,853         4,327,853                 0            4,327,853
Worldwide Growth Subaccount
636,290 Shares (Cost $21,881,155)...............      16,428,996        16,422,668             6,328           16,428,996
Balanced Subaccount
1,700,478 Shares (Cost $42,742,604).............      39,076,994        39,049,121            27,873           39,076,994

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
Capital Subaccount
829,843 Shares (Cost $11,767,147)...............  $   12,962,153    $   12,844,002        $  118,151       $   12,962,153
Total Return Subaccount
664,173 Shares (Cost $6,812,596)................       7,139,863         7,139,863                 0            7,139,863
Investors Subaccount
450,592 Shares (Cost $5,325,628)................       5,718,013         5,718,013                 0            5,718,013

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
1,172,230 Shares (Cost $25,003,826).............      22,260,642        22,260,642                 0           22,260,642
Multi Cap Value II Subaccount
160,457 Shares (Cost $1,523,386)................       1,617,409         1,617,409                 0            1,617,409
Mid Cap Growth II Subaccount
1,630,201 Shares (Cost $40,525,656).............      22,382,665        22,368,710            13,955           22,382,665

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
Core Plus Fixed Income Subaccount
406,897 Shares (Cost $4,436,555)................       4,695,587         4,695,587                 0            4,695,587
US Real Estate Subaccount
233,007 Shares (Cost $3,179,786)................       3,630,252         3,624,580             5,672            3,630,252
Value Subaccount
76,805 Shares (Cost $876,175)...................       1,012,285         1,012,285                 0            1,012,285
Emerging Mkt. Debt Subaccount
20,166 Shares (Cost $144,167)...................         182,297           182,297                 0              182,297

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
921,366 Shares (Cost $8,663,689)................       9,213,664         9,213,664                 0            9,213,664
Core US Equity Subaccount
902,906 Shares (Cost $10,301,739)...............       9,859,729         9,859,729                 0            9,859,729
Capital Growth Subaccount
666,130 Shares (Cost $7,072,239)................       6,388,179         6,388,179                 0            6,388,179

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
585,938 Shares (Cost $4,932,215)................       6,287,114         6,287,114                 0            6,287,114
Small Cap Subaccount
1,653,889 Shares (Cost $20,631,562).............      24,328,712        24,313,196            15,516           24,328,712

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
560,702 Shares (Cost $5,517,235)................  $    5,943,436    $    5,943,436        $        0       $    5,943,436
Jennison Subaccount
389,624 Shares (Cost $7,545,510)................       6,413,218         6,413,218                 0            6,413,218

UBS SERIES TRUST:
Tactical Allocation Subaccount
749,924 Shares (Cost $10,192,624)...............       9,209,067         9,209,067                 0            9,209,067

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
1,665,680 Shares (Cost $8,334,971)..............       3,631,182         3,631,182                 0            3,631,182

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
1,838,751 Shares (Cost $34,797,472).............      44,074,858        44,033,055            41,803           44,074,858
VIP Contrafund Subaccount
1,318,700 Shares (Cost $26,461,793).............      30,237,793        30,237,793                 0           30,237,793
VIP Growth Subaccount
648,263 Shares (Cost $23,930,410)...............      19,914,654        19,897,511            17,143           19,914,654
VIP Equity Income Subaccount
45,575 Shares (Cost $977,789)...................       1,046,402         1,046,402                 0            1,046,402

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
1,227,240 Shares (Cost $32,557,631).............      23,366,641        23,365,156             1,485           23,366,641
Worldwide Growth Subaccount
806,805 Shares (Cost $17,494,066)...............      20,734,888        20,733,452             1,436           20,734,888
Balanced Subaccount
2,789,257 Shares (Cost $67,041,509).............      66,440,094        66,437,676             2,418           66,440,094
International Growth Subaccount
423,442 Shares (Cost $7,907,488)................       9,692,577         9,692,577                 0            9,692,577

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
537,168 Shares (Cost $6,816,252)................       7,552,584         7,552,584                 0            7,552,584
Mid Cap Value Subaccount
508,322 Shares (Cost $9,441,481)................      10,974,666        10,974,666                 0           10,974,666

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
Global Bond Subaccount
31,178 Shares (Cost $351,928)...................  $      417,788    $      417,788        $        0       $      417,788
Growth & Income Subaccount
76,345 Shares (Cost $1,599,377).................       1,650,587         1,650,587                 0            1,650,587
Quasar Subaccount
26,912 Shares (Cost $239,374)...................         271,269           271,269                 0              271,269

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
171,026 Shares (Cost $2,121,608)................       2,368,715         2,368,715                 0            2,368,715
Investors Growth Stock Subaccount
292,786 Shares (Cost $2,335,581)................       2,509,176         2,509,176                 0            2,509,176
Mid Cap Growth Subaccount
456,871 Shares (Cost $2,577,969)................       2,796,051         2,796,051                 0            2,796,051
Total Return Subaccount
2,207,188 Shares (Cost $39,223,902).............      42,907,742        42,612,544           295,198           42,907,742

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
IB):
Corporate Bond Subaccount
304,334 Shares (Cost $2,777,423)................       2,833,348         2,833,348                 0            2,833,348
Equity Income Subaccount
967,281 Shares (Cost $10,675,817)...............      11,210,791        11,210,791                 0           11,210,791

PIMCO VARIABLE INSURANCE TRUST:
Real Return Subaccount
2,416,811 Shares (Cost $29,176,780).............      29,871,724        29,739,838           131,886           29,871,724
Total Return Subaccount
2,733,130 Shares (Cost $28,183,649).............      28,315,081        28,315,081                 0           28,315,081
Global Bond Subaccount
387,678 Shares (Cost $4,711,283)................       5,051,482         5,051,482                 0            5,051,482

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
30,975 Shares (Cost $417,798)...................         490,028           490,028                 0              490,028

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
49,816 Shares (Cost $1,621,285).................       1,709,180         1,709,180                 0            1,709,180

ROYCE CAPITAL FUND:
Small-Cap Subaccount
1,190,409 Shares (Cost $8,736,912)..............       9,035,203         9,035,203                 0            9,035,203
Micro-Cap Subaccount
396,838 Shares (Cost $4,033,380)................       4,325,534         4,325,534                 0            4,325,534

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
96,010 Shares (Cost $1,088,277).................  $    1,106,037    $    1,106,037        $        0       $    1,106,037
US Real Estate Subaccount
122,114 Shares (Cost $1,764,617)................       1,897,653         1,897,653                 0            1,897,653
                                                  --------------    --------------        ----------       --------------

TOTALS..........................................  $1,467,933,456    $1,465,953,274        $1,980,182       $1,467,933,456
                                                  ==============    ==============        ==========       ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                         OHIO NATIONAL FUND, INC.
                                           -------------------------------------------------------------------------------------
                                                                                                                      CAPITAL
                                             EQUITY      MONEY MARKET      BOND          OMNI       INTERNATIONAL   APPRECIATION
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                           -----------   ------------   -----------   -----------   -------------   ------------
                                              2003           2003          2003          2003           2003            2003
                                           -----------   ------------   -----------   -----------   -------------   ------------
Investment activity:
  Reinvested dividends...................  $   368,560   $   882,753    $ 3,391,941   $   456,995    $  107,099     $   122,770
  Risk & administrative expense (note
     3)..................................   (2,578,191)   (1,583,718)      (773,193)     (296,653)     (256,084)       (592,651)
                                           -----------   -----------    -----------   -----------    ----------     -----------
       Net investment activity...........   (2,209,631)     (700,965)     2,618,748       160,342      (148,985)       (469,881)
                                           -----------   -----------    -----------   -----------    ----------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0              0             0             0               0
     Realized gain (loss)................   (3,248,511)       96,992        524,823    (2,108,054)      225,836        (995,064)
     Unrealized gain.....................   79,597,773             0      1,892,268     7,682,457     6,886,550      14,363,079
                                           -----------   -----------    -----------   -----------    ----------     -----------
     Net gain on investments.............   76,349,262        96,992      2,417,091     5,574,403     7,112,386      13,368,015
                                           -----------   -----------    -----------   -----------    ----------     -----------
       Net increase (decrease) in
          contract owners' equity from
          operations.....................  $74,139,631   $  (603,973)   $ 5,035,839   $ 5,734,745    $6,963,401     $12,898,134
                                           ===========   ===========    ===========   ===========    ==========     ===========

                                            OHIO NATIONAL FUND, INC.
                                           ---------------------------
                                                         INTERNATIONAL
                                            DISCOVERY      SMALL CO.
                                           SUBACCOUNT     SUBACCOUNT
                                           -----------   -------------
                                              2003           2003
                                           -----------   -------------
Investment activity:
  Reinvested dividends...................  $         0    $   15,301
  Risk & administrative expense (note
     3)..................................     (385,851)      (86,339)
                                           -----------    ----------
       Net investment activity...........     (385,851)      (71,038)
                                           -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0
     Realized gain (loss)................   (3,164,842)      160,424
     Unrealized gain.....................   13,833,671     2,981,649
                                           -----------    ----------
     Net gain on investments.............   10,668,829     3,142,073
                                           -----------    ----------
       Net increase (decrease) in
          contract owners' equity from
          operations.....................  $10,282,978    $3,071,035
                                           ===========    ==========

                                                                          OHIO NATIONAL FUND, INC.
                                           ---------------------------------------------------------------------------------------
                                                                                                         SOCIAL
                                           AGGRESSIVE     SMALL CAP       MID CAP          S&P          AWARENESS
                                             GROWTH         GROWTH      OPPORTUNITY     500 INDEX      SUBACCOUNT      BLUE CHIP
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      (NOTE 5)       SUBACCOUNT
                                           -----------   ------------   ------------   ------------   -------------   ------------
                                              2003           2003           2003           2003           2003            2003
                                           -----------   ------------   ------------   ------------   -------------   ------------
Investment activity:
  Reinvested dividends...................  $         0   $         0    $     13,651   $    957,419     $   2,476     $   225,494
  Risk & administrative expense (note
     3)..................................      (53,606)      (53,866)       (428,971)      (989,047)       (1,734)       (212,061)
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net investment activity...........      (53,606)      (53,866)       (415,320)       (31,628)          742          13,433
                                           -----------   -----------    ------------   ------------     ---------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0             0               0              0             0               0
     Realized loss.......................   (1,592,969)     (843,630)     (1,984,023)    (7,005,932)     (505,456)       (151,499)
     Unrealized gain.....................    2,784,412     2,580,226      15,737,626     25,810,599       530,458       4,372,034
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net gain on investments...........    1,191,443     1,736,596      13,753,603     18,804,667        25,002       4,220,535
                                           -----------   -----------    ------------   ------------     ---------     -----------
          Net increase in contract
            owners' equity from
            operations...................  $ 1,137,837   $ 1,682,730    $ 13,338,283   $ 18,773,039     $  25,744     $ 4,233,968
                                           ===========   ===========    ============   ============     =========     ===========

                                           OHIO NATIONAL FUND, INC.
                                           -------------------------
                                             EQUITY
                                             INCOME      HIGH INCOME
                                           SUBACCOUNT       BOND
                                            (NOTE 5)     SUBACCOUNT
                                           -----------   -----------
                                              2003          2003
                                           -----------   -----------
Investment activity:
  Reinvested dividends...................  $    46,904   $1,471,521
  Risk & administrative expense (note
     3)..................................      (35,136)    (256,630)
                                           -----------   ----------
       Net investment activity...........       11,768    1,214,891
                                           -----------   ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0            0
     Realized loss.......................   (3,133,200)    (108,657)
     Unrealized gain.....................    3,398,509    2,484,424
                                           -----------   ----------
       Net gain on investments...........      265,309    2,375,767
                                           -----------   ----------
          Net increase in contract
            owners' equity from
            operations...................  $   277,077   $3,590,658
                                           ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                OHIO NATIONAL FUND, INC.
                                                   --------------------------------------------------
                                                     CAPITAL     NASDAQ-100                  BRYTON
                                                     GROWTH        INDEX       BRISTOL       GROWTH
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   -----------   ----------   ----------   ----------
                                                      2003          2003         2003         2003
                                                   -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................  $         0   $        0    $  3,672     $      0
  Risk & administrative expense (note 3).........     (221,434)     (85,003)     (7,323)     (10,038)
                                                   -----------   ----------    --------     --------
       Net investment activity...................     (221,434)     (85,003)     (3,651)     (10,038)
                                                   -----------   ----------    --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................            0            0           0            0
     Realized gain (loss)........................   (1,053,675)    (199,527)     15,009       11,526
     Unrealized gain.............................    6,815,018    2,655,734     164,566      214,249
                                                   -----------   ----------    --------     --------
       Net gain (loss) on investments............    5,761,343    2,456,207     179,575      225,775
                                                   -----------   ----------    --------     --------
          Net increase (decrease) in contract
            owners' equity from operations.......  $ 5,539,909   $2,371,204    $175,924     $215,737
                                                   ===========   ==========    ========     ========

                                                           DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                   -------------------------------------------------
                                                     FIRST                                  SECOND
                                                    QUARTER      FEBRUARY      MARCH       QUARTER
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------
                                                      2003         2003         2003         2003
                                                   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................   $ 56,957    $   5,023    $   4,749     $ 64,573
  Risk & administrative expense (note 3).........    (23,597)      (3,654)      (3,622)     (29,828)
                                                    --------    ---------    ---------     --------
       Net investment activity...................     33,360        1,369        1,127       34,745
                                                    --------    ---------    ---------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0            0            0            0
     Realized gain (loss)........................     (2,652)    (132,556)    (176,448)       3,557
     Unrealized gain.............................    572,576      124,787      179,962      631,022
                                                    --------    ---------    ---------     --------
       Net gain (loss) on investments............    569,924       (7,769)       3,514      634,579
                                                    --------    ---------    ---------     --------
          Net increase (decrease) in contract
            owners' equity from operations.......   $603,284    $  (6,400)   $   4,641     $669,324
                                                    ========    =========    =========     ========

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                                        THIRD                                  FOURTH
                               MAY          JUNE       QUARTER       AUGUST     SEPTEMBER     QUARTER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....  $   3,789    $   5,278     $ 61,784    $   3,203    $   3,036     $ 39,013    $   3,470     $  2,273
  Risk & administrative
     expense (note 3).....     (2,983)      (4,334)     (26,111)      (2,487)      (2,414)     (18,087)      (2,411)      (1,549)
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
       Net investment
          activity........        806          944       35,673          716          622       20,926        1,059          724
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0            0            0            0            0            0            0
     Realized gain
       (loss).............   (105,823)    (204,374)      (4,754)    (139,905)    (114,850)       8,619     (126,404)     (90,756)
     Unrealized gain......    103,915      186,466      519,873      126,667      120,062      375,752      127,309       74,182
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
       Net gain (loss) on
          investments.....     (1,908)     (17,908)     515,119      (13,238)       5,212      384,371          905      (16,574)
                            ---------    ---------     --------    ---------    ---------     --------    ---------     --------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....  $  (1,102)   $ (16,964)    $550,792    $ (12,522)   $   5,834     $405,297    $   1,964     $(15,850)
                            =========    =========     ========    =========    =========     ========    =========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                              FIRST                                  SECOND                                 THIRD
                             QUARTER      FEBRUARY      MARCH       QUARTER        MAY          JUNE       QUARTER       AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $ 10,320     $   835      $    806     $ 7,317      $    264     $    250     $14,486      $    784
  Risk & administrative
     expense (note 3).....     (5,363)       (668)         (616)     (4,034)         (334)        (334)     (6,003)         (902)
                             --------     -------      --------     -------      --------     --------     -------      --------
       Net investment
          activity........      4,957         167           190       3,283           (70)         (84)      8,483          (118)
                             --------     -------      --------     -------      --------     --------     -------      --------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
     gains................     26,258           0             0           0             0            0      11,161             0
  Realized gain (loss)....      8,082      (6,170)      (34,551)        254       (30,492)     (31,289)        195       (25,964)
  Unrealized gain.........     62,668      11,955        38,313      65,623        31,370       29,499      38,459        22,621
                             --------     -------      --------     -------      --------     --------     -------      --------
     Net gain (loss) on
       investments........     97,008       5,785         3,762      65,877           878       (1,790)     49,815        (3,343)
                             --------     -------      --------     -------      --------     --------     -------      --------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......   $101,965     $ 5,952      $  3,952     $69,160      $    808     $ (1,874)    $58,298      $ (3,461)
                             ========     =======      ========     =======      ========     ========     =======      ========

                                          DOW TARGET 5 PORTFOLIOS (NOTE 5)             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                  -------------------------------------------------   -------------------------------------------
                                                 FOURTH                                               VIP EQUITY      VIP HIGH
                                  SEPTEMBER     QUARTER      NOVEMBER     DECEMBER     VIP GROWTH       INCOME       INCOME BOND
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  ----------   ----------   ----------   ----------   ------------   ------------   -------------
                                     2003         2003         2003         2003          2003           2003           2003
                                  ----------   ----------   ----------   ----------   ------------   ------------   -------------
Investment activity:
  Reinvested dividends..........   $    433     $ 9,338      $    821     $    981     $   12,902     $   75,092      $  72,300
  Risk & administrative expense
     (note 3)...................       (483)     (4,627)         (451)        (670)       (58,701)       (48,565)       (12,435)
                                   --------     -------      --------     --------     ----------     ----------      ---------
       Net investment
          activity..............        (50)      4,711           370          311        (45,799)        26,527         59,865
                                   --------     -------      --------     --------     ----------     ----------      ---------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains...          0       2,034             0            0              0              0              0
     Realized gain (loss).......    (14,053)      4,701       (20,810)     (39,344)      (500,329)      (309,827)      (136,381)
     Unrealized gain (loss).....     12,108      81,819        26,169       36,011      1,777,024      1,228,104        295,851
                                   --------     -------      --------     --------     ----------     ----------      ---------
       Net gain (loss) on
          investments...........     (1,945)     88,554         5,359       (3,333)     1,276,695        918,277        159,470
                                   --------     -------      --------     --------     ----------     ----------      ---------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations..........   $ (1,995)    $93,265      $  5,729     $ (3,022)    $1,230,896     $  944,804      $ 219,335
                                   ========     =======      ========     ========     ==========     ==========      =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                 JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                       --------------------------------------------------------------
                                                                         INTERNATIONAL     WORLDWIDE
                                                           GROWTH           GROWTH          GROWTH         BALANCED
                                                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       --------------    -------------    -----------    ------------
                                                            2003             2003            2003            2003
                                                       --------------    -------------    -----------    ------------
Investment activity:
  Reinvested dividends...............................   $    19,810       $   44,882      $   173,609    $   864,048
  Risk & administrative expense (note 3).............      (297,811)         (49,187)        (201,991)      (521,340)
                                                        -----------       ----------      -----------    -----------
     Net investment activity.........................      (278,001)          (4,305)         (28,382)       342,708
                                                        -----------       ----------      -----------    -----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................             0                0                0              0
     Realized loss...................................    (5,184,414)        (228,727)      (2,728,392)    (1,772,850)
     Unrealized gain.................................    11,548,159        1,327,250        5,893,223      6,109,039
                                                        -----------       ----------      -----------    -----------
       Net gain on investments.......................     6,363,745        1,098,523        3,164,831      4,336,189
                                                        -----------       ----------      -----------    -----------
          Net increase in contract owners' equity
            from operations..........................   $ 6,085,744       $1,094,218      $ 3,136,449    $ 4,678,897
                                                        ===========       ==========      ===========    ===========

                                                       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                       --------------------------------------------
                                                                          TOTAL
                                                         ALL CAP          RETURN        INVESTORS
                                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       ------------    ------------    ------------
                                                           2003            2003            2003
                                                       ------------    ------------    ------------
Investment activity:
  Reinvested dividends...............................   $   28,119       $108,485       $   70,313
  Risk & administrative expense (note 3).............     (147,735)       (84,483)         (62,668)
                                                        ----------       --------       ----------
     Net investment activity.........................     (119,616)        24,002            7,645
                                                        ----------       --------       ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains........................            0         82,640                0
     Realized loss...................................     (336,880)       (46,425)        (385,605)
     Unrealized gain.................................    3,771,906        811,825        1,601,706
                                                        ----------       --------       ----------
       Net gain on investments.......................    3,435,026        848,040        1,216,101
                                                        ----------       --------       ----------
          Net increase in contract owners' equity
            from operations..........................   $3,315,410       $872,042       $1,223,746
                                                        ==========       ========       ==========

                                                            STRONG VARIABLE INSURANCE FUNDS INC.
                                                       ----------------------------------------------
                                                                           MULTI CAP        MID CAP
                                                       OPPORTUNITY II      VALUE II        GROWTH II
                                                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                       --------------    -------------    -----------
                                                            2003             2003            2003
                                                       --------------    -------------    -----------
Investment activity:
  Reinvested dividends...............................   $    14,888       $    1,442      $         0
  Risk & administrative expense (note 3).............      (248,637)         (18,613)        (270,981)
                                                        -----------       ----------      -----------
     Net investment activity.........................      (233,749)         (17,171)        (270,981)
                                                        -----------       ----------      -----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................             0                0                0
     Realized gain (loss)............................    (1,029,809)         (46,496)      (3,395,028)
     Unrealized gain.................................     7,062,648          519,228        9,383,835
                                                        -----------       ----------      -----------
       Net gain on investments.......................     6,032,839          472,732        5,988,807
                                                        -----------       ----------      -----------
          Net increase in contract owners' equity
            from operations..........................   $ 5,799,090       $  455,561      $ 5,717,826
                                                        ===========       ==========      ===========

                                                        VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                       ------------------------------------------------------
                                                        CORE PLUS       US REAL                     EMERGING
                                                       FIXED INCOME      ESTATE        VALUE       MKT. DEBT
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       ------------    ----------    ----------    ----------
                                                           2003           2003          2003          2003
                                                       ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...............................  $     2,811     $        0     $      0     $        0
  Risk & administrative expense (note 3).............      (64,782)      (218,873)     (12,034)        (2,690)
                                                       -----------     ----------     --------     ----------
     Net investment activity.........................      (61,971)      (218,873)     (12,034)        (2,690)
                                                       -----------     ----------     --------     ----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................       35,612              0            0              0
     Realized gain (loss)............................      123,464      3,760,370      (13,316)        13,934
     Unrealized gain.................................       63,766      1,165,377      284,398         38,683
                                                       -----------     ----------     --------     ----------
       Net gain on investments.......................      222,842      4,925,747      271,082         52,617
                                                       -----------     ----------     --------     ----------
          Net increase in contract owners' equity
            from operations..........................  $   160,871     $4,706,874     $259,048     $   49,927
                                                       ===========     ==========     ========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                  LAZARD RETIREMENT       THE PRUDENTIAL SERIES
                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES, INC.                FUND, INC.
                                     ---------------------------------------   -----------------------   ------------------------
                                      GROWTH &       CORE US       CAPITAL      EMERGING      SMALL       JENNISON
                                       INCOME        EQUITY        GROWTH        MARKET        CAP       20/20 FOCUS    JENNISON
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
                                        2003          2003          2003          2003         2003         2003          2003
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends.............  $  107,467    $   60,950    $   15,434    $    2,477   $        0    $      0     $        0
  Risk & administrative expense
     (note 3)......................     (94,392)      (87,781)      (71,389)      (55,824)    (234,443)    (28,441)       (68,090)
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
       Net investment activity.....      13,075       (26,831)      (55,955)      (53,347)    (234,443)    (28,441)       (68,090)
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
  Realized & unrealized gain (loss)
     on investments:
  Reinvested capital gains.........           0             0             0             0            0           0              0
  Realized gain (loss).............    (150,591)     (302,742)     (451,583)      234,593     (141,372)    (12,629)      (474,085)
  Unrealized gain (loss)...........   1,701,504     2,071,612     1,593,015     1,689,097    6,121,516     693,470      1,781,415
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
       Net gain (loss) on
          investments..............   1,550,913     1,768,870     1,141,432     1,923,690    5,980,144     680,841      1,307,330
                                     ----------    ----------    ----------    ----------   ----------    --------     ----------
          Net increase in contract
            owners' equity from
            operations.............  $1,563,988    $1,742,039    $1,085,477    $1,870,343   $5,745,701    $652,400     $1,239,240
                                     ==========    ==========    ==========    ==========   ==========    ========     ==========

                                                                    PBHG
                                                    UBS SERIES    INSURANCE           FIDELITY VARIABLE INSURANCE PRODUCTS
                                                      TRUST      SERIES FUND                FUND -- SERVICE CLASS 2
                                                    ----------   -----------   --------------------------------------------------
                                                     TACTICAL     TECHN. &         VIP          VIP          VIP       VIP EQUITY
                                                    ALLOCATION      COMM.        MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                    ----------   -----------   -----------   ----------   ----------   ----------
                                                       2003         2003          2003          2003         2003       2003(a)
                                                    ----------   -----------   -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends............................  $   62,971   $         0   $    76,609   $   53,962   $   17,030    $     0
  Risk & administrative expense (note 3)..........    (104,294)      (37,072)     (430,457)    (280,224)    (207,719)    (1,767)
                                                    ----------   -----------   -----------   ----------   ----------    -------
       Net investment activity....................     (41,323)      (37,072)     (353,848)    (226,262)    (190,689)    (1,767)
                                                    ----------   -----------   -----------   ----------   ----------    -------
  Realized & unrealized gain (loss) on
     investments:
  Reinvested capital gains........................           0             0             0            0            0          0
  Realized loss...................................    (498,974)   (1,447,462)      (44,824)    (131,454)    (689,713)      (778)
  Unrealized gain.................................   2,352,709     2,467,506    11,490,198    5,792,762    5,097,654     68,613
                                                    ----------   -----------   -----------   ----------   ----------    -------
       Net gain on investments....................   1,853,735     1,020,044    11,445,374    5,661,308    4,407,941     67,835
                                                    ----------   -----------   -----------   ----------   ----------    -------
          Net increase in contract owners' equity
            from operations.......................  $1,812,412   $   982,972   $11,091,526   $5,435,046   $4,217,252    $66,068
                                                    ==========   ===========   ===========   ==========   ==========    =======

---------------

(a) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      JANUS ASPEN SERIES -- SERVICE SHARES              JP MORGAN SERIES TRUST II
                                            --------------------------------------------------------    -------------------------
                                                          WORLDWIDE                    INTERNATIONAL      SMALL         MID CAP
                                              GROWTH        GROWTH       BALANCED         GROWTH         COMPANY         VALUE
                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                            ----------    ----------    -----------    -------------    ----------     ----------
                                               2003          2003          2003            2003            2003           2003
                                            ----------    ----------    -----------    -------------    ----------     ----------
Investment activity:
  Reinvested dividends....................  $        0    $  195,953    $ 1,173,580     $  120,607      $        0     $   16,365
  Risk & administrative expense (note
     3)...................................    (291,508)     (313,030)      (888,935)      (159,175)        (73,922)       (75,688)
                                            ----------    ----------    -----------     ----------      ----------     ----------
       Net investment activity............    (291,508)     (117,077)       284,645        (38,568)        (73,922)       (59,323)
                                            ----------    ----------    -----------     ----------      ----------     ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............           0             0              0              0               0              0
     Realized gain (loss).................  (3,034,265)      864,672     (1,042,498)     1,522,180        (136,503)        21,688
     Unrealized gain......................   9,003,701     3,804,187      8,243,901      1,955,727       1,951,612      1,581,028
                                            ----------    ----------    -----------     ----------      ----------     ----------
       Net gain on investments............   5,969,436     4,668,859      7,201,403      3,477,907       1,815,109      1,602,716
                                            ----------    ----------    -----------     ----------      ----------     ----------
          Net increase in contract owners'
             equity from operations.......  $5,677,928    $4,551,782    $ 7,486,048     $3,439,339      $1,741,187     $1,543,393
                                            ==========    ==========    ===========     ==========      ==========     ==========

                                                         ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                         --------------------------------------------
                                                            GLOBAL         GROWTH &
                                                             BOND           INCOME          QUASAR
                                                          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                         ------------    ------------    ------------
                                                             2003            2003            2003
                                                         ------------    ------------    ------------
Investment activity:
  Reinvested dividends.................................     $27,505        $  12,476        $     0
  Risk & administrative expense (note 3)...............      (5,835)         (20,578)        (2,979)
                                                            -------        ---------        -------
     Net investment activity...........................      21,670           (8,102)        (2,979)
                                                            -------        ---------        -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0              0
     Realized gain (loss)..............................      16,596         (129,634)        (7,043)
     Unrealized gain...................................      12,038          524,159         94,775
                                                            -------        ---------        -------
       Net gain on investments.........................      28,634          394,525         87,732
                                                            -------        ---------        -------
          Net increase in contract owners' equity from
            operations.................................     $50,304        $ 386,423        $84,753
                                                            =======        =========        =======

                                                               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                         ---------------------------------------------------------
                                                              NEW          INVESTORS       MID CAP        TOTAL
                                                           DISCOVERY      GROWTH STOCK      GROWTH        RETURN
                                                          SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                         -------------    ------------    ----------    ----------
                                                             2003             2003           2003          2003
                                                         -------------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends.................................    $      0         $      0       $      0     $  413,144
  Risk & administrative expense (note 3)...............     (22,528)         (20,340)       (19,116)      (400,238)
                                                           --------         --------       --------     ----------
     Net investment activity...........................     (22,528)         (20,340)       (19,116)        12,906
                                                           --------         --------       --------     ----------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0              0              0
     Realized gain (loss)..............................     (11,262)          (3,734)       (15,215)         5,230
     Unrealized gain...................................     517,071          327,506        449,577      4,403,582
                                                           --------         --------       --------     ----------
       Net gain on investments.........................     505,809          323,772        434,362      4,408,812
                                                           --------         --------       --------     ----------
          Net increase in contract owners' equity from
            operations.................................    $483,281         $303,432       $415,246     $4,421,718
                                                           ========         ========       ========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                           FIRST AMERICAN INSURANCE        PIMCO VARIABLE INSURANCE TRUST --
                                                         PORTFOLIOS, INC. (CLASS IB)             ADMINISTRATIVE SHARES
                                                         ----------------------------    --------------------------------------

                                                          CORPORATE         EQUITY          REAL         TOTAL         GLOBAL
                                                             BOND           INCOME         RETURN        RETURN         BOND
                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                         ------------    ------------    ----------    ----------    ----------
                                                             2003            2003           2003          2003          2003
                                                         ------------    ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.................................    $114,909       $  178,815     $  512,796     $544,855      $ 65,401
  Risk & administrative expense (note 3)...............     (38,978)        (137,000)      (296,601)    (264,604)      (40,692)
                                                           --------       ----------     ----------     --------      --------
       Net investment activity.........................      75,931           41,815        216,195      280,251        24,709
                                                           --------       ----------     ----------     --------      --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................           0                0        577,827      213,706        27,878
     Realized gain (loss)..............................      11,902         (123,129)        47,604       31,650        24,857
     Unrealized gain...................................      90,608        2,353,514        525,692       79,329       314,345
                                                           --------       ----------     ----------     --------      --------
       Net gain on investments.........................     102,510        2,230,385      1,151,123      324,685       367,080
                                                           --------       ----------     ----------     --------      --------
          Net increase in contract owners' equity from
            operations.................................    $178,441       $2,272,200     $1,367,318     $604,936      $391,789
                                                           ========       ==========     ==========     ========      ========

                                                           CALVERT
                                                          VARIABLE         DREYFUS
                                                         SERIES INC.       VARIABLE
                                                         -----------      INVESTMENT
                                                                        FUND --SERVICE
                                                           SOCIAL           SHARES
                                                           EQUITY       --------------
                                                         SUBACCOUNT      APPRECIATION
                                                          (NOTE 5)        SUBACCOUNT
                                                         -----------    --------------
                                                           2003(d)         2003(c)
                                                         -----------    --------------
Investment activity:
  Reinvested dividends.................................    $    58         $ 17,070
  Risk & administrative expense (note 3)...............     (3,690)          (4,139)
                                                           -------         --------
       Net investment activity.........................     (3,632)          12,931
                                                           -------         --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains..........................          0                0
     Realized gain (loss)..............................      4,172            3,210
     Unrealized gain...................................     72,229           87,895
                                                           -------         --------
       Net gain on investments.........................     76,401           91,105
                                                           -------         --------
          Net increase in contract owners' equity from
            operations.................................    $72,769         $104,036
                                                           =======         ========

                                                                                                  VAN KAMPEN
                                                                                           UNIVERSAL INSTITUTIONAL
                                                                                              FUNDS -- CLASS II
                                                                ROYCE CAPITAL FUND:       --------------------------
                                                              ------------------------     CORE PLUS       US REAL
                                                              SMALL-CAP     MICRO-CAP     FIXED INCOME      ESTATE
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ----------    ----------    ------------    ----------
                                                               2003(c)       2003(c)        2003(c)        2003(c)
                                                              ----------    ----------    ------------    ----------
Investment activity:
  Reinvested dividends......................................   $      0      $      0       $     87       $      0
  Risk & administrative expense (note 3)....................    (24,885)      (13,300)        (6,116)        (5,676)
                                                               --------      --------       --------       --------
     Net investment activity................................    (24,885)      (13,300)        (6,029)        (5,676)
                                                               --------      --------       --------       --------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................    442,259       138,077          1,105              0
     Realized gain (loss)...................................     36,063         2,012        (23,082)         3,621
     Unrealized gain........................................    298,291       292,154         17,759        133,035
                                                               --------      --------       --------       --------
       Net gain (loss) on investments.......................    776,613       432,243         (4,218)       136,656
                                                               --------      --------       --------       --------
          Net increase (decrease) in contract owners' equity
         from operations....................................   $751,728      $418,943       $(10,247)      $130,980
                                                               ========      ========       ========       ========

---------------

(c) Period from May 1, 2003, date of commencement of operations.

(d) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       OHIO NATIONAL FUND, INC.
                                      -------------------------------------------------------------------------------------------
                                                EQUITY                       MONEY MARKET                        BOND
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                      ---------------------------   -------------------------------   ---------------------------
                                          2003           2002           2003             2002             2003           2002
                                      ------------   ------------   -------------   ---------------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $ (2,209,631)  $ (1,610,749)  $    (700,965)  $        21,440   $  2,618,748   $  2,331,289
  Reinvested capital gains..........             0              0               0                 0              0              0
  Realized gain (loss)..............    (3,248,511)   (10,346,444)         96,992           238,858        524,823        (39,209)
  Unrealized gain (loss)............    79,597,773    (31,909,025)              0                 0      1,892,268        889,656
                                      ------------   ------------   -------------   ---------------   ------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    74,139,631    (43,866,218)       (603,973)          260,298      5,035,839      3,181,736
                                      ------------   ------------   -------------   ---------------   ------------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................    16,223,731      9,650,503      30,311,696        53,864,057      3,896,169      3,386,216
  Transfers from fixed & other
     subaccounts....................    45,528,561     38,147,107     765,495,306     1,268,324,382     23,880,042     43,427,773
  Withdrawals, surrenders & contract
     charges (note 3)...............   (10,414,195)   (10,571,802)    (79,179,204)      (57,264,335)    (4,506,577)    (2,830,685)
  Annuity & death benefit
     payments.......................    (3,190,913)    (2,932,391)     (6,832,061)       (3,090,866)    (1,675,205)    (1,071,729)
  Transfers to fixed & other
     subaccounts....................   (15,940,458)   (35,973,466)   (741,805,782)   (1,258,037,591)   (22,147,520)   (21,352,894)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
       Net equity transactions......    32,206,726     (1,680,049)    (32,010,045)        3,795,647       (553,091)    21,558,681
                                      ------------   ------------   -------------   ---------------   ------------   ------------
          Net change in contract
            owners' equity..........   106,346,357    (45,546,267)    (32,614,018)        4,055,945      4,482,748     24,740,417
Contract owners' equity:
  Beginning of period...............   166,987,021    212,533,288     121,372,789       117,316,844     56,419,466     31,679,049
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  End of period.....................  $273,333,378   $166,987,021   $  88,758,771   $   121,372,789   $ 60,902,214   $ 56,419,466
                                      ============   ============   =============   ===============   ============   ============
Change in units:
  Beginning units...................    17,366,489     16,920,412      10,318,944         9,967,813      4,310,747      2,483,532
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  Units purchased...................     6,548,680      4,949,998      69,076,826       108,956,908      2,042,660      3,656,258
  Units redeemed....................    (2,605,167)    (4,503,921)    (71,805,680)     (108,605,777)    (2,034,798)    (1,829,043)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
  Ending units......................    21,310,002     17,366,489       7,590,090        10,318,944      4,318,609      4,310,747
                                      ============   ============   =============   ===============   ============   ============

                                       OHIO NATIONAL FUND, INC.
                                      --------------------------
                                                 OMNI
                                              SUBACCOUNT
                                      --------------------------
                                         2003           2002
                                      -----------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $   160,342   $    249,808
  Reinvested capital gains..........            0              0
  Realized gain (loss)..............   (2,108,054)    (3,782,425)
  Unrealized gain (loss)............    7,682,457     (5,434,485)
                                      -----------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    5,734,745     (8,967,102)
                                      -----------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................      627,729        765,801
  Transfers from fixed & other
     subaccounts....................    1,184,922        862,911
  Withdrawals, surrenders & contract
     charges (note 3)...............   (2,405,720)    (3,251,044)
  Annuity & death benefit
     payments.......................     (328,282)      (480,795)
  Transfers to fixed & other
     subaccounts....................   (1,643,383)    (4,339,150)
                                      -----------   ------------
       Net equity transactions......   (2,564,734)    (6,442,277)
                                      -----------   ------------
          Net change in contract
            owners' equity..........    3,170,011    (15,409,379)
Contract owners' equity:
  Beginning of period...............   25,224,867     40,634,246
                                      -----------   ------------
  End of period.....................  $28,394,878   $ 25,224,867
                                      ===========   ============
Change in units:
  Beginning units...................    1,928,397      2,366,323
                                      -----------   ------------
  Units purchased...................      211,280        165,014
  Units redeemed....................     (301,278)      (602,940)
                                      -----------   ------------
  Ending units......................    1,838,399      1,928,397
                                      ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                          --------------------------------------------------------------------------------------

                                                 INTERNATIONAL              CAPITAL APPRECIATION              DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                          ----------------------------   --------------------------   --------------------------
                                              2003           2002           2003           2002          2003           2002
                                          ------------   -------------   -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (148,985)  $    (218,433)  $  (469,881)  $   (513,509)  $  (385,851)  $   (458,235)
  Reinvested capital gains..............             0               0             0        450,811             0              0
  Realized gain (loss)..................       225,836      (3,367,473)     (995,064)    (1,338,977)   (3,164,842)    (3,749,361)
  Unrealized gain (loss)................     6,886,550      (1,742,424)   14,363,079    (11,427,439)   13,833,671    (12,327,029)
                                          ------------   -------------   -----------   ------------   -----------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations....................     6,963,401      (5,328,330)   12,898,134    (12,829,114)   10,282,978    (16,534,625)
                                          ------------   -------------   -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)...     3,815,933       1,079,002     1,953,629      3,025,939     1,384,873      1,957,948
  Transfers from fixed & other
     subaccounts........................    47,251,439     100,315,079     7,300,041     22,547,282     2,061,047      5,428,029
  Withdrawals, surrenders & contract
     charges (note 3)...................    (1,971,252)     (2,815,707)   (2,747,562)    (2,945,239)   (2,715,635)    (2,410,566)
  Annuity & death benefit payments......      (201,134)       (267,761)     (830,296)      (999,028)     (352,542)      (459,914)
  Transfers to fixed & other
     subaccounts........................   (43,411,579)   (108,124,245)   (7,369,640)   (14,595,054)   (2,970,154)    (7,112,755)
                                          ------------   -------------   -----------   ------------   -----------   ------------
       Net equity transactions..........     5,483,407      (9,813,632)   (1,693,828)     7,033,900    (2,592,411)    (2,597,258)
                                          ------------   -------------   -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity......................    12,446,808     (15,141,962)   11,204,306     (5,795,214)    7,690,567    (19,131,883)
Contract owners' equity:
  Beginning of period...................    19,126,844      34,268,806    45,660,711     51,455,925    30,640,443     49,772,326
                                          ------------   -------------   -----------   ------------   -----------   ------------
  End of period.........................  $ 31,573,652   $  19,126,844   $56,865,017   $ 45,660,711   $38,331,010   $ 30,640,443
                                          ============   =============   ===========   ============   ===========   ============
Change in units:
  Beginning units.......................     1,928,891       2,947,513     3,432,238      2,921,695     3,256,290      3,313,935
                                          ------------   -------------   -----------   ------------   -----------   ------------
  Units purchased.......................     7,508,611      12,670,485       693,299      1,695,910       447,757        815,134
  Units redeemed........................    (6,609,081)    (13,689,107)     (792,425)    (1,185,367)     (596,536)      (872,779)
                                          ------------   -------------   -----------   ------------   -----------   ------------
  Ending units..........................     2,828,421       1,928,891     3,333,112      3,432,238     3,107,511      3,256,290
                                          ============   =============   ===========   ============   ===========   ============

                                           OHIO NATIONAL FUND, INC.
                                          --------------------------
                                                INTERNATIONAL
                                                SMALL COMPANY
                                                  SUBACCOUNT
                                          --------------------------
                                             2003           2002
                                          -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (71,038)  $    (88,281)
  Reinvested capital gains..............            0              0
  Realized gain (loss)..................      160,424        (31,790)
  Unrealized gain (loss)................    2,981,649       (672,207)
                                          -----------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations....................    3,071,035       (792,278)
                                          -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)...      425,157        328,239
  Transfers from fixed & other
     subaccounts........................    3,609,045     62,015,391
  Withdrawals, surrenders & contract
     charges (note 3)...................     (507,960)      (451,547)
  Annuity & death benefit payments......      (60,915)       (59,226)
  Transfers to fixed & other
     subaccounts........................   (2,994,406)   (62,734,219)
                                          -----------   ------------
       Net equity transactions..........      470,921       (901,362)
                                          -----------   ------------
          Net change in contract owners'
            equity......................    3,541,956     (1,693,640)
Contract owners' equity:
  Beginning of period...................    5,882,267      7,575,907
                                          -----------   ------------
  End of period.........................  $ 9,424,223   $  5,882,267
                                          ===========   ============
Change in units:
  Beginning units.......................      737,136        779,360
                                          -----------   ------------
  Units purchased.......................      518,727      8,100,391
  Units redeemed........................     (448,453)    (8,142,615)
                                          -----------   ------------
  Ending units..........................      807,410        737,136
                                          ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                             ---------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH           SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             -------------------------   ------------------------   --------------------------
                                                2003          2002          2003         2002          2003           2002
                                             -----------   -----------   ----------   -----------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   (53,606)  $   (66,300)  $  (53,866)  $   (57,345)  $  (415,320)  $   (472,963)
  Reinvested capital gains.................            0             0            0             0             0              0
  Realized loss............................   (1,592,969)   (1,314,739)    (843,630)   (2,123,601)   (1,984,023)    (3,509,693)
  Unrealized gain (loss)...................    2,784,412      (464,932)   2,580,226       338,629    15,737,626     (9,143,690)
                                             -----------   -----------   ----------   -----------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from operations...    1,137,837    (1,845,971)   1,682,730    (1,842,317)   13,338,283    (13,126,346)
                                             -----------   -----------   ----------   -----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)......      221,292       289,908      408,750       360,046     1,523,581      1,470,451
  Transfers from fixed & other
     subaccounts...........................    1,048,421       630,776    1,040,675       873,848     3,364,398      3,442,756
  Withdrawals, surrenders & contract
     charges (note 3)......................     (335,758)     (312,828)    (304,955)     (443,168)   (2,615,094)    (2,379,204)
  Annuity & death benefit payments.........      (59,278)      (74,113)     (41,031)      (22,456)     (523,151)      (560,497)
  Transfers to fixed & other subaccounts...   (1,426,261)   (1,323,535)    (693,416)   (1,483,772)   (3,805,060)    (7,219,990)
                                             -----------   -----------   ----------   -----------   -----------   ------------
       Net equity transactions.............     (551,584)     (789,792)     410,023      (715,502)   (2,055,326)    (5,246,484)
                                             -----------   -----------   ----------   -----------   -----------   ------------
          Net change in contract owners'
            equity.........................      586,253    (2,635,763)   2,092,753    (2,557,819)   11,282,957    (18,372,830)
Contract owners' equity:
  Beginning of period......................    4,183,506     6,819,269    3,916,101     6,473,920    32,150,251     50,523,081
                                             -----------   -----------   ----------   -----------   -----------   ------------
  End of period............................  $ 4,769,759   $ 4,183,506   $6,008,854   $ 3,916,101   $43,433,208   $ 32,150,251
                                             ===========   ===========   ==========   ===========   ===========   ============
Change in units:
  Beginning units..........................    1,029,948     1,202,295      715,278       826,723     2,976,285      3,437,140
                                             -----------   -----------   ----------   -----------   -----------   ------------
  Units purchased..........................      301,849       142,151      284,781       232,180       396,474        367,961
  Units redeemed...........................     (423,272)     (314,498)    (160,553)     (343,625)     (570,560)      (828,816)
                                             -----------   -----------   ----------   -----------   -----------   ------------
  Ending units.............................      908,525     1,029,948      839,506       715,278     2,802,199      2,976,285
                                             ===========   ===========   ==========   ===========   ===========   ============

                                              OHIO NATIONAL FUND, INC.
                                             ---------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                             ---------------------------
                                                 2003           2002
                                             ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $    (31,628)  $   (119,855)
  Reinvested capital gains.................             0              0
  Realized loss............................    (7,005,932)    (6,675,129)
  Unrealized gain (loss)...................    25,810,599    (17,443,582)
                                             ------------   ------------
       Net increase (decrease) in contract
          owners' equity from operations...    18,773,039    (24,238,566)
                                             ------------   ------------
Equity transactions:
  Contract purchase payments (note 1)......     4,958,486      4,262,367
  Transfers from fixed & other
     subaccounts...........................    27,376,661     16,327,843
  Withdrawals, surrenders & contract
     charges (note 3)......................    (5,549,885)    (5,476,906)
  Annuity & death benefit payments.........    (1,194,295)    (1,464,518)
  Transfers to fixed & other subaccounts...   (22,000,172)   (19,624,817)
                                             ------------   ------------
       Net equity transactions.............     3,590,795     (5,976,031)
                                             ------------   ------------
          Net change in contract owners'
            equity.........................    22,363,834    (30,214,597)
Contract owners' equity:
  Beginning of period......................    71,840,196    102,054,793
                                             ------------   ------------
  End of period............................  $ 94,204,030   $ 71,840,196
                                             ============   ============
Change in units:
  Beginning units..........................     7,716,400      8,291,400
                                             ------------   ------------
  Units purchased..........................     3,470,638      1,824,036
  Units redeemed...........................    (3,016,777)    (2,399,036)
                                             ------------   ------------
  Ending units.............................     8,170,261      7,716,400
                                             ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                         OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------------
                                                 SOCIAL AWARENESS              BLUE CHIP                 EQUITY INCOME
                                                SUBACCOUNT (NOTE 5)           SUBACCOUNT              SUBACCOUNT (NOTE 5)
                                               ---------------------   -------------------------   -------------------------
                                                 2003        2002         2003          2002          2003          2002
                                               ---------   ---------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $     742   $  (6,813)  $    13,433   $   (34,130)  $    11,768   $     2,517
  Reinvested capital gains...................          0           0             0             0             0             0
  Realized loss..............................   (505,456)    (76,007)     (151,499)     (234,665)   (3,133,200)     (505,507)
  Unrealized gain (loss).....................    530,458    (132,234)    4,372,034    (1,771,210)    3,398,509    (1,680,540)
                                               ---------   ---------   -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.....     25,744    (215,054)    4,233,968    (2,040,005)      277,077    (2,183,530)
                                               ---------   ---------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      7,798      29,204     1,315,619       478,758       130,760       439,423
  Transfers from fixed & other subaccounts...        313       4,089    11,968,009     5,329,466       511,416     3,602,034
  Withdrawals, surrenders & contract charges
     (note 3)................................    (33,669)    (43,337)     (688,687)     (248,432)     (276,395)     (342,500)
  Annuity & death benefit payments...........       (686)     (2,708)     (238,395)     (140,572)      (83,550)     (214,076)
  Transfers to fixed & other subaccounts.....   (476,474)    (19,682)   (2,471,583)   (3,140,690)   (8,550,746)   (2,527,207)
                                               ---------   ---------   -----------   -----------   -----------   -----------
       Net equity transactions...............   (502,718)    (32,434)    9,884,963     2,278,530    (8,268,515)      957,674
                                               ---------   ---------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   (476,974)   (247,488)   14,118,931       238,525    (7,991,438)   (1,225,856)
Contract owners' equity:
  Beginning of period........................    476,974     724,462     8,545,112     8,306,587     7,991,438     9,217,294
                                               ---------   ---------   -----------   -----------   -----------   -----------
  End of period..............................  $       0   $ 476,974   $22,664,043   $ 8,545,112   $         0   $ 7,991,438
                                               =========   =========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units............................     85,596      91,040     1,077,410       832,724     1,112,712     1,002,128
                                               ---------   ---------   -----------   -----------   -----------   -----------
  Units purchased............................      1,485       5,124     1,596,567       578,975        88,133       434,598
  Units redeemed.............................    (87,081)    (10,568)     (385,822)     (334,289)   (1,200,845)     (324,014)
                                               ---------   ---------   -----------   -----------   -----------   -----------
  Ending units...............................          0      85,596     2,288,155     1,077,410             0     1,112,712
                                               =========   =========   ===========   ===========   ===========   ===========

                                               OHIO NATIONAL FUND, INC.
                                               -------------------------
                                                   HIGH INCOME BOND
                                                      SUBACCOUNT
                                               -------------------------
                                                  2003          2002
                                               -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ 1,214,891   $ 1,171,079
  Reinvested capital gains...................            0             0
  Realized loss..............................     (108,657)     (490,312)
  Unrealized gain (loss).....................    2,484,424      (390,070)
                                               -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.....    3,590,658       290,697
                                               -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........    2,449,467     2,113,682
  Transfers from fixed & other subaccounts...   10,834,471     9,269,010
  Withdrawals, surrenders & contract charges
     (note 3)................................     (871,642)     (467,242)
  Annuity & death benefit payments...........     (439,002)     (319,502)
  Transfers to fixed & other subaccounts.....   (7,781,632)   (6,408,117)
                                               -----------   -----------
       Net equity transactions...............    4,191,662     4,187,831
                                               -----------   -----------
          Net change in contract owners'
            equity...........................    7,782,320     4,478,528
Contract owners' equity:
  Beginning of period........................   15,075,652    10,597,124
                                               -----------   -----------
  End of period..............................  $22,857,972   $15,075,652
                                               ===========   ===========
Change in units:
  Beginning units............................    1,554,338     1,126,563
                                               -----------   -----------
  Units purchased............................    1,229,996     1,121,552
  Units redeemed.............................     (835,370)     (693,777)
                                               -----------   -----------
  Ending units...............................    1,948,964     1,554,338
                                               ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                  OHIO NATIONAL FUND, INC.
                                                   ------------------------------------------------------
                                                         CAPITAL GROWTH             NASDAQ-100 INDEX
                                                           SUBACCOUNT                  SUBACCOUNT
                                                   --------------------------   -------------------------
                                                      2003           2002          2003          2002
                                                   -----------   ------------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (221,434)  $   (289,242)  $   (85,003)  $   (63,423)
  Reinvested capital gains.......................            0              0             0             0
  Realized gain (loss)...........................   (1,053,675)    (5,263,349)     (199,527)   (2,508,428)
  Unrealized gain (loss).........................    6,815,018     (8,079,852)    2,655,734       (20,971)
                                                   -----------   ------------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.........    5,539,909    (13,632,443)    2,371,204    (2,592,822)
                                                   -----------   ------------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      811,393        899,295       916,672     1,557,097
  Transfers from fixed & other subaccounts.......    2,848,937     51,937,476     6,175,861    10,127,943
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (786,616)    (1,542,030)     (276,572)   (1,105,334)
  Annuity & death benefit payments...............     (330,067)      (290,747)      (56,548)      (47,407)
  Transfers to fixed & other subaccounts.........   (3,566,872)   (53,677,288)   (4,195,855)   (8,926,387)
                                                   -----------   ------------   -----------   -----------
       Net equity transactions...................   (1,023,225)    (2,673,294)    2,563,558     1,605,912
                                                   -----------   ------------   -----------   -----------
          Net change in contract owners'
            equity...............................    4,516,684    (16,305,737)    4,934,762      (986,910)
Contract owners' equity:
  Beginning of period............................   15,484,124     31,789,861     4,749,214     5,736,124
                                                   -----------   ------------   -----------   -----------
  End of period..................................  $20,000,808   $ 15,484,124   $ 9,683,976   $ 4,749,214
                                                   ===========   ============   ===========   ===========
Change in units:
  Beginning units................................    1,588,327      1,844,739     1,913,609     1,429,788
                                                   -----------   ------------   -----------   -----------
  Units purchased................................      301,158      2,489,345     2,277,751     3,297,293
  Units redeemed.................................     (412,600)    (2,745,757)   (1,517,698)   (2,813,472)
                                                   -----------   ------------   -----------   -----------
  Ending units...................................    1,476,885      1,588,327     2,673,662     1,913,609
                                                   ===========   ============   ===========   ===========

                                                              OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------
                                                          BRISTOL              BRYTON GROWTH
                                                        SUBACCOUNT               SUBACCOUNT
                                                   ---------------------   ----------------------
                                                      2003      2002(A)       2003       2002(A)
                                                   ----------   --------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $   (3,651)  $ (1,140)  $  (10,038)  $  (1,830)
  Reinvested capital gains.......................           0          0            0           0
  Realized gain (loss)...........................      15,009     (2,487)      11,526     (18,857)
  Unrealized gain (loss).........................     164,566     (7,200)     214,249     (20,404)
                                                   ----------   --------   ----------   ---------
       Net increase (decrease) in contract
          owners' equity from operations.........     175,924    (10,827)     215,737     (41,091)
                                                   ----------   --------   ----------   ---------
Equity transactions:
  Contract purchase payments (note 1)............      83,327     52,510      321,465      41,016
  Transfers from fixed & other subaccounts.......     941,296    337,447      614,537     519,621
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (12,242)    (2,531)     (15,026)     (3,033)
  Annuity & death benefit payments...............        (485)       (24)      (1,600)       (579)
  Transfers to fixed & other subaccounts.........    (152,379)   (41,996)    (167,046)   (107,052)
                                                   ----------   --------   ----------   ---------
       Net equity transactions...................     859,517    345,406      752,330     449,973
                                                   ----------   --------   ----------   ---------
          Net change in contract owners'
            equity...............................   1,035,441    334,579      968,067     408,882
Contract owners' equity:
  Beginning of period............................     334,579          0      408,882           0
                                                   ----------   --------   ----------   ---------
  End of period..................................  $1,370,020   $334,579   $1,376,949   $ 408,882
                                                   ==========   ========   ==========   =========
Change in units:
  Beginning units................................      42,688          0       59,917           0
                                                   ----------   --------   ----------   ---------
  Units purchased................................     106,740     45,136      109,859      73,511
  Units redeemed.................................     (15,666)    (2,448)     (19,041)    (13,594)
                                                   ----------   --------   ----------   ---------
  Ending units...................................     133,762     42,688      150,735      59,917
                                                   ==========   ========   ==========   =========

---------------

(a) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                               DOW TARGET 10 PORTFOLIOS (NOTE 5)
                              ---------------------------------------------------------------------------------------------------
                                  FIRST QUARTER              FEBRUARY                    MARCH                SECOND QUARTER
                                   SUBACCOUNT               SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                              ---------------------   -----------------------   -----------------------   -----------------------
                                 2003        2002        2003         2002         2003         2002         2003         2002
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity...  $   33,360   $  8,298   $    1,369   $   32,531   $    1,127   $   27,425   $   34,745   $   29,627
  Reinvested capital
     gains..................           0          0            0            0            0       15,198            0            0
  Realized gain (loss)......      (2,652)   (19,641)    (132,556)     (26,585)    (176,448)     (29,743)       3,557      (33,148)
  Unrealized gain (loss)....     572,576    (52,220)     124,787     (152,557)     179,962     (156,032)     631,022      (64,449)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations........     603,284    (63,563)      (6,400)    (146,611)       4,641     (143,152)     669,324      (67,970)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments
     (note 1)...............       4,140      6,169       21,588        5,134        1,692       13,724       70,309       22,860
  Transfers from fixed &
     other subaccounts......   1,963,319     36,304       75,028      370,036      149,099      130,579    2,090,331      120,996
  Withdrawals, surrenders &
     contract charges (note
     3).....................     (92,553)   (40,088)     (33,385)    (122,991)      (7,066)     (43,516)     (47,739)    (377,554)
  Annuity & death benefit
     payments...............     (16,207)    (6,979)      (6,525)     (17,140)      (6,296)      (6,656)     (26,104)     (12,779)
  Transfers to fixed & other
     subaccounts............     (91,945)  (101,394)    (903,010)    (400,959)    (978,975)    (122,631)    (137,745)    (210,218)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net equity
          transactions......   1,766,754   (105,988)    (846,304)    (165,920)    (841,546)     (28,500)   1,949,052     (456,695)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
          Net change in
            contract owners'
            equity..........   2,370,038   (169,551)    (852,704)    (312,531)    (836,905)    (171,652)   2,618,376     (524,665)
Contract owners' equity:
  Beginning of period.......     376,377    545,928      852,704    1,165,235      836,905    1,008,557      731,599    1,256,264
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  End of period.............  $2,746,415   $376,377   $        0   $  852,704   $        0   $  836,905   $3,349,975   $  731,599
                              ==========   ========   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units...........      43,762     55,876       92,740      112,321       95,330      101,297       79,755      126,207
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased...........     237,655      4,132       10,294       34,779       17,438       11,986      229,706       13,009
  Units redeemed............     (22,046)   (16,246)    (103,034)     (54,360)    (112,768)     (17,953)     (21,010)     (59,461)
                              ----------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units..............     259,371     43,762            0       92,740            0       95,330      288,451       79,755
                              ==========   ========   ==========   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                 ------------------------------------------------------------------------------------------------
                                          MAY                      JUNE                 THIRD QUARTER               AUGUST
                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                 ---------------------   ------------------------   ----------------------   --------------------
                                   2003        2002         2003          2002         2003        2002        2003        2002
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $     806   $  19,975   $       944   $   21,094   $   35,673   $  12,604   $     716   $  9,510
  Reinvested capital gains.....          0           0             0            0            0           0           0          0
  Realized loss................   (105,823)     (9,146)     (204,374)     (35,953)      (4,754)    (27,711)   (139,905)   (26,492)
  Unrealized gain (loss).......    103,915    (101,017)      186,466     (121,493)     519,873     (81,911)    126,667    (42,010)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
       Net increase (decrease)
          in contract owners'
          equity from
          operations...........     (1,102)    (90,188)      (16,964)    (136,352)     550,792     (97,018)    (12,522)   (58,992)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
Equity transactions:
  Contract purchase payments
     (note 1)..................          0      89,721             0      118,209      260,282      15,617           0      8,688
  Transfers from fixed & other
     subaccounts...............        712      76,468         2,326      582,758    1,622,322     214,472       1,425    132,301
  Withdrawals, surrenders &
     contract charges (note
     3)........................     (2,008)   (106,950)      (21,103)     (87,818)     (40,711)    (67,804)    (22,985)   (87,955)
  Annuity & death benefit
     payments..................     (5,132)    (15,326)       (7,573)     (14,757)     (28,778)     (4,635)     (5,418)    (6,038)
  Transfers to fixed & other
     subaccounts...............   (745,887)   (105,510)   (1,013,486)    (345,112)    (137,334)   (167,238)   (603,219)   (78,310)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
       Net equity
          transactions.........   (752,315)    (61,597)   (1,039,836)     253,280    1,675,781      (9,588)   (630,197)   (31,314)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
          Net change in
            contract owners'
            equity.............   (753,417)   (151,785)   (1,056,800)     116,928    2,226,573    (106,606)   (642,719)   (90,306)
Contract owners' equity:
  Beginning of period..........    753,417     905,202     1,056,800      939,872      973,603   1,080,209     642,719    733,025
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  End of period................  $       0   $ 753,417   $         0   $1,056,800   $3,200,176   $ 973,603   $       0   $642,719
                                 =========   =========   ===========   ==========   ==========   =========   =========   ========
Change in units:
  Beginning units..............     90,215      98,921       131,297      106,385      123,212     124,039      80,186     84,677
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  Units purchased..............         64      16,095           280       55,094      228,893      25,969         176     16,274
  Units redeemed...............    (90,279)    (24,801)     (131,577)     (30,182)     (23,490)    (26,796)    (80,362)   (20,765)
                                 ---------   ---------   -----------   ----------   ----------   ---------   ---------   --------
  Ending units.................          0      90,215             0      131,297      328,615     123,212           0     80,186
                                 =========   =========   ===========   ==========   ==========   =========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                  DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                           SEPTEMBER             FOURTH QUARTER             NOVEMBER               DECEMBER
                                          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     ---------------------   ----------------------   --------------------   --------------------
                                       2003        2002         2003        2002        2003        2002       2003        2002
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $     622   $   9,019   $   20,926   $   7,121   $   1,059   $  7,381   $     724   $  5,140
  Reinvested capital gains.........          0           0            0           0           0          0           0          0
  Realized gain (loss).............   (114,850)    (32,931)       8,619      (4,174)   (126,404)   (22,038)    (90,756)   (15,640)
  Unrealized gain (loss)...........    120,062     (37,660)     375,752     (38,771)    127,309    (83,220)     74,182    (61,194)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
       Net increase (decrease) in
          contract owners' equity
          from operations..........      5,834     (61,572)     405,297     (35,824)      1,964    (97,877)    (15,850)   (71,694)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
Equity transactions:
  Contract purchase payments (note
     1)............................          0       5,550      220,950       1,992         (45)     2,146         (15)     6,181
  Transfers from fixed & other
     subaccounts...................     43,709      73,606    1,584,473      97,916       7,182     99,701       7,158     73,841
  Withdrawals, surrenders &
     contract charges (note 3).....     (9,136)    (64,850)     (27,780)    (74,119)     (6,734)   (37,144)    (10,482)   (15,255)
  Annuity & death benefit
     payments......................     (5,333)     (4,247)     (48,579)    (14,158)     (6,406)    (4,708)     (5,218)   (20,177)
  Transfers to fixed & other
     subaccounts...................   (658,413)   (118,554)    (215,651)    (95,189)   (603,654)   (60,365)   (380,029)   (62,319)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
       Net equity transactions.....   (629,173)   (108,495)   1,513,413     (83,558)   (609,657)      (370)   (388,586)   (17,729)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
          Net change in contract
            owners' equity.........   (623,339)   (170,067)   1,918,710    (119,382)   (607,693)   (98,247)   (404,436)   (89,423)
Contract owners' equity:
  Beginning of period..............    623,339     793,406      621,410     740,792     607,693    705,940     404,436    493,859
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  End of period....................  $       0   $ 623,339   $2,540,120   $ 621,410   $       0   $607,693   $       0   $404,436
                                     =========   =========   ==========   =========   =========   ========   =========   ========
Change in units:
  Beginning units..................     80,026      92,774       68,961      76,539      77,145     76,920      49,256     51,286
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  Units purchased..................        382      10,472      189,956      11,450           0     12,772          (2)     9,067
  Units redeemed...................    (80,408)    (23,220)     (28,836)    (19,028)    (77,145)   (12,547)    (49,254)   (11,097)
                                     ---------   ---------   ----------   ---------   ---------   --------   ---------   --------
  Ending units.....................          0      80,026      230,081      68,961           0     77,145           0     49,256
                                     =========   =========   ==========   =========   =========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                          ---------------------------------------------------------------------------------------
                                             FIRST QUARTER            FEBRUARY                MARCH             SECOND QUARTER
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          -------------------   --------------------   --------------------   -------------------
                                            2003       2002       2003        2002       2003        2002       2003       2002
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  4,957   $  2,525   $     167   $  2,188   $     190   $  3,580   $  3,283   $  1,609
  Reinvested capital gains..............    26,258          0           0        632           0        862          0          0
  Realized gain (loss)..................     8,082    (12,721)     (6,170)       133     (34,551)    (9,326)       254     (1,310)
  Unrealized gain (loss)................    62,668    (23,424)     11,955    (17,879)     38,313    (20,610)    65,623    (11,772)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
       Net increase (decrease) in
          contract owners' equity from
          operations....................   101,965    (33,620)      5,952    (14,926)      3,952    (25,494)    69,160    (11,473)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
Equity transactions:
  Contract purchase payments (note 1)...        30     26,334          30     11,315          30      9,881         90      1,068
  Transfers from fixed & other
     subaccounts........................   399,138     51,944      45,747     44,423      39,588     69,350    329,169     20,194
  Withdrawals, surrenders & contract
     charges (note 3)...................   (11,949)    (2,465)     (4,742)    (5,749)       (925)   (11,545)    (5,914)    (1,974)
  Annuity & death benefit payments......    (3,852)      (360)       (931)    (2,976)       (255)    (2,374)    (4,336)      (189)
  Transfers to fixed & other
     subaccounts........................   (94,448)   (59,152)   (189,093)   (32,824)   (185,087)   (30,391)   (54,469)    (5,130)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
       Net equity transactions..........   288,919     16,301    (148,989)    14,189    (146,649)    34,921    264,540     13,969
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
          Net change in contract owners'
            equity......................   390,884    (17,319)   (143,037)      (737)   (142,697)     9,427    333,700      2,496
Contract owners' equity:
  Beginning of period...................   119,803    137,122     143,037    143,774     142,697    133,270     93,151     90,655
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  End of period.........................  $510,687   $119,803   $       0   $143,037   $       0   $142,697   $426,851   $ 93,151
                                          ========   ========   =========   ========   =========   ========   ========   ========
Change in units:
  Beginning units.......................    13,055     12,880      13,400     12,289      12,475     10,486      9,609      8,344
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  Units purchased.......................    44,815      7,418       4,527      4,657       3,727      5,782     32,490      2,026
  Units redeemed........................   (10,720)    (7,243)    (17,927)    (3,546)    (16,202)    (3,793)    (5,870)      (761)
                                          --------   --------   ---------   --------   ---------   --------   --------   --------
  Ending units..........................    47,150     13,055           0     13,400           0     12,475     36,229      9,609
                                          ========   ========   =========   ========   =========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                         ----------------------------------------------------------------------------------------
                                                 MAY                   JUNE              THIRD QUARTER              AUGUST
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         -------------------   --------------------   --------------------   --------------------
                                           2003       2002       2003       2002        2003        2002       2003        2002
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    (70)  $  1,683   $    (84)  $   1,568   $   8,483   $  2,756   $    (118)  $  1,401
  Reinvested capital gains.............         0          0          0           0      11,161          0           0          0
  Realized gain (loss).................   (30,492)    (4,560)   (31,289)    (34,556)        195    (36,741)    (25,964)    (6,128)
  Unrealized gain (loss)...............    31,370    (13,108)    29,499       8,639      38,459     17,704      22,621        913
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
       Net increase (decrease) in
          contract owners' equity from
          operations...................       808    (15,985)    (1,874)    (24,349)     58,298    (16,281)     (3,461)    (3,814)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
Equity transactions:
  Contract purchase payments (note
     1)................................         0      1,129          0         117     136,991    189,682           0        118
  Transfers from fixed & other
     subaccounts.......................     1,322      9,779      1,416       8,999     487,467     23,949       1,387     64,159
  Withdrawals, surrenders & contract
     charges (note 3)..................    (2,972)   (11,227)    (1,737)     (1,924)    (27,442)      (926)     (3,593)    (4,514)
  Annuity & death benefit payments.....       (58)      (132)      (426)     (1,250)     (2,121)      (148)       (149)   (14,200)
  Transfers to fixed & other
     subaccounts.......................   (77,728)    (2,439)   (76,671)    (96,620)   (253,867)   (65,859)   (208,140)   (62,729)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
       Net equity transactions.........   (79,436)    (2,890)   (77,418)    (90,678)    341,028    146,698    (210,495)   (17,166)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
          Net change in contract
            owners' equity.............   (78,628)   (18,875)   (79,292)   (115,027)    399,326    130,417    (213,956)   (20,980)
Contract owners' equity:
  Beginning of period..................    78,628     97,503     79,292     194,319     238,487    108,070     213,956    234,936
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  End of period........................  $      0   $ 78,628   $      0   $  79,292   $ 637,813   $238,487   $       0   $213,956
                                         ========   ========   ========   =========   =========   ========   =========   ========
Change in units:
  Beginning units......................     8,130      8,530      8,655      18,479      24,459      9,854      18,543     19,850
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  Units purchased......................         0      1,020          0         971      61,591     21,409           3      3,337
  Units redeemed.......................    (8,130)    (1,420)    (8,655)    (10,795)    (27,757)    (6,804)    (18,546)    (4,644)
                                         --------   --------   --------   ---------   ---------   --------   ---------   --------
  Ending units.........................         0      8,130          0       8,655      58,293     24,459           0     18,543
                                         ========   ========   ========   =========   =========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                            -------------------------------------------------------------------------------------
                                                 SEPTEMBER          FOURTH QUARTER           NOVEMBER              DECEMBER
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
                                              2003       2002       2003       2002       2003       2002       2003       2002
                                            --------   --------   --------   --------   --------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $    (50)  $  1,266   $  4,711   $  1,598   $    370   $  1,358   $    311   $  1,811
  Reinvested capital gains................         0          0      2,034          0          0          0          0          0
  Realized gain (loss)....................   (14,053)       (19)     4,701     (1,177)   (20,810)    (4,709)   (39,344)    (5,209)
  Unrealized gain (loss)..................    12,108    (13,107)    81,819     (9,253)    26,169    (16,692)    36,011    (31,885)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    (1,995)   (11,860)    93,265     (8,832)     5,729    (20,043)    (3,022)   (35,283)
                                            --------   --------   --------   --------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments (note 1).....         2        123    186,660        123          0        122          0      1,330
  Transfers from fixed & other
     subaccounts..........................     1,561     28,309    439,134     23,060      4,246     31,493      1,174     38,144
  Withdrawals, surrenders & contract
     charges (note 3).....................    (3,072)      (962)   (16,312)    (2,358)    (3,760)   (12,160)    (2,433)    (8,477)
  Annuity & death benefit payments........      (262)      (598)    (1,006)   (18,562)       (15)    (1,259)       (33)      (175)
  Transfers to fixed & other
     subaccounts..........................  (117,689)    (8,214)  (114,229)   (29,475)  (121,444)   (22,210)  (166,394)   (30,968)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net equity transactions............  (119,460)    18,658    494,247    (27,212)  (120,973)    (4,014)  (167,686)      (146)
                                            --------   --------   --------   --------   --------   --------   --------   --------
          Net change in contract owners'
            equity........................  (121,455)     6,798    587,512    (36,044)  (115,244)   (24,057)  (170,708)   (35,429)
Contract owners' equity:
  Beginning of period.....................   121,455    114,657    138,612    174,656    115,244    139,301    170,708    206,137
                                            --------   --------   --------   --------   --------   --------   --------   --------
  End of period...........................  $      0   $121,455   $726,124   $138,612   $      0   $115,244   $      0   $170,708
                                            ========   ========   ========   ========   ========   ========   ========   ========
Change in units:
  Beginning units.........................    16,275     13,078     15,695     18,457     16,002     16,204     19,272     18,960
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Units purchased.........................       107      4,208     68,531      2,835        416      4,023          0      4,282
  Units redeemed..........................   (16,382)    (1,011)   (13,417)    (5,597)   (16,418)    (4,225)   (19,272)    (3,970)
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Ending units............................         0     16,275     70,809     15,695          0     16,002          0     19,272
                                            ========   ========   ========   ========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                     ----------------------------------------------------------------------------
                                                            VIP GROWTH             VIP EQUITY INCOME        VIP HIGH INCOME BOND
                                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                     ------------------------   ------------------------   ----------------------
                                                        2003         2002          2003         2002         2003         2002
                                                     ----------   -----------   ----------   -----------   ---------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $  (45,799)  $   (58,218)  $   26,527   $    26,674   $  59,865   $  101,967
  Reinvested capital gains.........................           0             0            0       122,630           0            0
  Realized loss....................................    (500,329)     (669,183)    (309,827)     (234,529)   (136,381)    (228,869)
  Unrealized gain (loss)...........................   1,777,024    (1,439,814)   1,228,104      (903,853)    295,851      138,312
                                                     ----------   -----------   ----------   -----------   ---------   ----------
       Net increase (decrease) in contract owners'
        equity from operations.....................   1,230,896    (2,167,215)     944,804      (989,078)    219,335       11,410
                                                     ----------   -----------   ----------   -----------   ---------   ----------
Equity transactions:
  Contract purchase payments (note 1)..............     111,945       148,938       49,465        99,572      11,561       11,289
  Transfers from fixed & other subaccounts.........     267,791       448,620      117,077        79,917      39,659       14,723
  Withdrawals, surrenders & contract charges (note
     3)............................................    (490,658)     (332,800)    (775,606)     (386,835)    (88,922)     (84,633)
  Annuity & death benefit payments.................     (49,520)      (56,582)     (60,168)     (122,238)    (22,480)      (7,520)
  Transfers to fixed & other subaccounts...........    (262,680)     (837,244)    (242,103)     (427,273)    (92,083)    (158,902)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
       Net equity transactions.....................    (423,122)     (629,068)    (911,335)     (756,857)   (152,265)    (225,043)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
          Net change in contract owners' equity....     807,774    (2,796,283)      33,469    (1,745,935)     67,070     (213,633)
Contract owners' equity:
  Beginning of period..............................   4,354,282     7,150,565    4,006,164     5,752,099     926,225    1,139,858
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  End of period....................................  $5,162,056   $ 4,354,282   $4,039,633   $ 4,006,164   $ 993,295   $  926,225
                                                     ==========   ===========   ==========   ===========   =========   ==========
Change in units:
  Beginning units..................................     378,768       429,163      336,449       396,056     115,348      144,957
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  Units purchased..................................      24,671        43,994       13,337        13,336       5,091        3,437
  Units redeemed...................................     (61,044)      (94,389)     (86,096)      (72,943)    (21,977)     (33,046)
                                                     ----------   -----------   ----------   -----------   ---------   ----------
  Ending units.....................................     342,395       378,768      263,690       336,449      98,462      115,348
                                                     ==========   ===========   ==========   ===========   =========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                  JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                            -------------------------------------------------------
                                                      GROWTH                INTERNATIONAL GROWTH
                                                    SUBACCOUNT                   SUBACCOUNT
                                            --------------------------   --------------------------
                                               2003           2002          2003           2002
                                            -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (278,001)  $   (427,652)  $    (4,305)  $    (30,529)
  Reinvested capital gains................            0              0             0              0
  Realized loss...........................   (5,184,414)    (9,132,169)     (228,727)      (518,075)
  Unrealized gain (loss)..................   11,548,159     (1,397,827)    1,327,250     (1,057,645)
                                            -----------   ------------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    6,085,744    (10,957,648)    1,094,218     (1,606,249)
                                            -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).....      251,901        358,652        23,792         38,062
  Transfers from fixed & other
     subaccounts..........................    1,305,132      1,979,358     1,800,723     25,857,722
  Withdrawals, surrenders & contract
     charges (note 3).....................   (1,513,144)    (2,490,442)     (162,149)      (436,690)
  Annuity & death benefit payments........     (543,230)      (579,143)      (68,587)       (78,306)
  Transfers to fixed & other
     subaccounts..........................   (4,773,025)    (8,769,070)   (2,264,593)   (27,192,964)
                                            -----------   ------------   -----------   ------------
       Net equity transactions............   (5,272,366)    (9,500,645)     (670,814)    (1,812,176)
                                            -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity........................      813,378    (20,458,293)      423,404     (3,418,425)
Contract owners' equity:
  Beginning of period.....................   23,322,315     43,780,608     3,904,449      7,322,874
                                            -----------   ------------   -----------   ------------
  End of period...........................  $24,135,693   $ 23,322,315   $ 4,327,853   $  3,904,449
                                            ===========   ============   ===========   ============
Change in units:
  Beginning units.........................    3,301,205      4,478,626       475,955        645,738
                                            -----------   ------------   -----------   ------------
  Units purchased.........................      161,563        229,692       200,256      2,281,620
  Units redeemed..........................     (831,885)    (1,407,113)     (279,875)    (2,451,403)
                                            -----------   ------------   -----------   ------------
  Ending units............................    2,630,883      3,301,205       396,336        475,955
                                            ===========   ============   ===========   ============

                                                  JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                            -------------------------------------------------------
                                                 WORLDWIDE GROWTH                 BALANCED
                                                    SUBACCOUNT                   SUBACCOUNT
                                            --------------------------   --------------------------
                                               2003           2002          2003           2002
                                            -----------   ------------   -----------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $   (28,382)  $   (103,442)  $   342,708   $    518,759
  Reinvested capital gains................            0              0             0              0
  Realized loss...........................   (2,728,392)    (5,751,556)   (1,772,850)    (2,292,096)
  Unrealized gain (loss)..................    5,893,223     (1,690,731)    6,109,039     (2,427,387)
                                            -----------   ------------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from
          operations......................    3,136,449     (7,545,729)    4,678,897     (4,200,724)
                                            -----------   ------------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).....      158,545        339,303       294,226        378,685
  Transfers from fixed & other
     subaccounts..........................    1,121,647      8,909,378     3,549,949      4,634,770
  Withdrawals, surrenders & contract
     charges (note 3).....................   (1,010,838)    (1,695,164)   (2,746,128)    (3,283,360)
  Annuity & death benefit payments........     (306,144)      (366,284)   (1,151,025)    (1,141,466)
  Transfers to fixed & other
     subaccounts..........................   (4,022,185)   (13,491,218)   (8,166,488)   (10,425,630)
                                            -----------   ------------   -----------   ------------
       Net equity transactions............   (4,058,975)    (6,303,985)   (8,219,466)    (9,837,001)
                                            -----------   ------------   -----------   ------------
          Net change in contract owners'
            equity........................     (922,526)   (13,849,714)   (3,540,569)   (14,037,725)
Contract owners' equity:
  Beginning of period.....................   17,351,522     31,201,236    42,617,563     56,655,288
                                            -----------   ------------   -----------   ------------
  End of period...........................  $16,428,996   $ 17,351,522   $39,076,994   $ 42,617,563
                                            ===========   ============   ===========   ============
Change in units:
  Beginning units.........................    2,295,233      3,030,134     3,666,309      4,444,885
                                            -----------   ------------   -----------   ------------
  Units purchased.........................      121,029        925,437       277,401        419,174
  Units redeemed..........................     (637,636)    (1,660,338)     (952,431)    (1,197,750)
                                            -----------   ------------   -----------   ------------
  Ending units............................    1,778,626      2,295,233     2,991,279      3,666,309
                                            ===========   ============   ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                 --------------------------------------------------------------------------------
                                                          ALL CAP                  TOTAL RETURN                 INVESTORS
                                                        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                 -------------------------   ------------------------   -------------------------
                                                    2003          2002          2003         2002          2003          2002
                                                 -----------   -----------   ----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (119,616)  $   (84,736)  $   24,002   $    14,154   $     7,645   $    (1,801)
  Reinvested capital gains.....................            0             0       82,640             0             0             0
  Realized loss................................     (336,880)     (392,528)     (46,425)      (47,872)     (385,605)     (253,887)
  Unrealized gain (loss).......................    3,771,906    (2,756,506)     811,825      (422,266)    1,601,706    (1,142,286)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
       Net increase (decrease) in contract
        owners' equity from operations.........    3,315,410    (3,233,770)     872,042      (455,984)    1,223,746    (1,397,974)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........      674,822       777,046      348,204       259,076       201,437       388,622
  Transfers from fixed & other subaccounts.....    2,708,642     6,573,788    1,544,757     2,627,713     1,867,639     2,928,196
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (353,949)     (304,205)    (249,863)     (271,774)     (377,669)     (184,723)
  Annuity & death benefit payments.............     (320,968)     (160,403)    (157,047)      (83,596)     (125,813)     (117,942)
  Transfers to fixed & other subaccounts.......   (2,520,766)   (3,549,800)    (777,323)   (1,232,166)   (1,695,433)   (1,352,441)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
       Net equity transactions.................      187,781     3,336,426      708,728     1,299,253      (129,839)    1,661,712
                                                 -----------   -----------   ----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.............................    3,503,191       102,656    1,580,770       843,269     1,093,907       263,738
Contract owners' equity:
  Beginning of period..........................    9,458,962     9,356,306    5,559,093     4,715,824     4,624,106     4,360,368
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  End of period................................  $12,962,153   $ 9,458,962   $7,139,863   $ 5,559,093   $ 5,718,013   $ 4,624,106
                                                 ===========   ===========   ==========   ===========   ===========   ===========
Change in units:
  Beginning units..............................      839,611       611,461      583,466       454,654       507,595       363,465
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  Units purchased..............................      251,281       492,619      168,253       269,409       194,194       287,854
  Units redeemed...............................     (250,481)     (264,469)     (96,200)     (140,597)     (221,260)     (143,724)
                                                 -----------   -----------   ----------   -----------   -----------   -----------
  Ending units.................................      840,411       839,611      655,519       583,466       480,529       507,595
                                                 ===========   ===========   ==========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                      STRONG VARIABLE INSURANCE FUNDS, INC.
                                                 --------------------------------------------------------------------------------
                                                      OPPORTUNITY II           MULTI CAP VALUE II          MID-CAP GROWTH II
                                                        SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -----------------------   --------------------------
                                                    2003          2002          2003         2002         2003           2002
                                                 -----------   -----------   ----------   ----------   -----------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (233,749)  $  (178,089)  $  (17,171)  $  (19,146)  $  (270,981)  $   (343,536)
  Reinvested capital gains.....................            0       369,952            0       95,413             0              0
  Realized loss................................   (1,029,809)   (1,245,696)     (46,496)     (87,386)   (3,395,028)    (7,487,627)
  Unrealized gain (loss).......................    7,062,648    (5,656,393)     519,228     (536,473)    9,383,835     (5,534,428)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
       Net increase (decrease) in contract
        owners' equity from operations.........    5,799,090    (6,710,226)     455,561     (547,592)    5,717,826    (13,365,591)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1)..........    1,020,540     1,057,318       12,937       18,831       923,479        587,127
  Transfers from fixed & other subaccounts.....    2,456,678     8,766,957      130,624      236,374     1,940,064      4,385,462
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (687,983)     (697,629)     (73,021)     (90,170)     (816,290)    (1,139,389)
  Annuity & death benefit payments.............     (267,616)     (264,793)     (26,768)     (27,541)     (312,304)      (443,461)
  Transfers to fixed & other subaccounts.......   (3,104,476)   (5,750,114)    (229,760)    (862,488)   (3,326,219)    (7,976,503)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
       Net equity transactions.................     (582,857)    3,111,739     (185,988)    (724,994)   (1,591,270)    (4,586,764)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
          Net change in contract owners'
            equity.............................    5,216,233    (3,598,487)     269,573   (1,272,586)    4,126,556    (17,952,355)
Contract owners' equity:
  Beginning of period..........................   17,044,409    20,642,896    1,347,836    2,620,422    18,256,109     36,208,464
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  End of period................................  $22,260,642   $17,044,409   $1,617,409   $1,347,836   $22,382,665   $ 18,256,109
                                                 ===========   ===========   ==========   ==========   ===========   ============
Change in units:
  Beginning units..............................    1,876,071     1,639,954      177,660      260,001     2,498,329      3,042,656
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  Units purchased..............................      317,735       782,723       16,739       21,760       328,665        426,078
  Units redeemed...............................     (380,643)     (546,606)     (38,686)    (104,101)     (508,820)      (970,405)
                                                 -----------   -----------   ----------   ----------   -----------   ------------
  Ending units.................................    1,813,163     1,876,071      155,713      177,660     2,318,174      2,498,329
                                                 ===========   ===========   ==========   ==========   ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                   ------------------------------------------------------
                                                    CORE PLUS FIXED INCOME          US REAL ESTATE
                                                          SUBACCOUNT                  SUBACCOUNT
                                                   ------------------------   ---------------------------
                                                      2003          2002          2003           2002
                                                   -----------   ----------   -------------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $   (61,971)  $   97,732   $    (218,873)  $   472,029
  Reinvested capital gains.......................       35,612       48,190               0       287,880
  Realized gain (loss)...........................      123,464       66,593       3,760,370        55,722
  Unrealized gain (loss).........................       63,766       57,333       1,165,377      (899,155)
                                                   -----------   ----------   -------------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.........      160,871      269,848       4,706,874       (83,524)
                                                   -----------   ----------   -------------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      541,776        8,683         154,426        20,663
  Transfers from fixed & other subaccounts.......    2,680,143      550,669     154,483,496    15,559,448
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (235,028)    (292,555)       (116,896)     (193,559)
  Annuity & death benefit payments...............     (238,835)     (80,714)        (15,000)       (9,096)
  Transfers to fixed & other subaccounts.........   (2,747,518)    (843,005)   (171,619,309)     (821,807)
                                                   -----------   ----------   -------------   -----------
       Net equity transactions...................          538     (656,922)    (17,113,283)   14,555,649
                                                   -----------   ----------   -------------   -----------
          Net change in contract owners'
            equity...............................      161,409     (387,074)    (12,406,409)   14,472,125
Contract owners' equity:
  Beginning of period............................    4,534,178    4,921,252      16,036,661     1,564,536
                                                   -----------   ----------   -------------   -----------
  End of period..................................  $ 4,695,587   $4,534,178   $   3,630,252   $16,036,661
                                                   ===========   ==========   =============   ===========
Change in units:
  Beginning units................................      356,945      410,238       1,361,735       126,362
                                                   -----------   ----------   -------------   -----------
  Units purchased................................      221,789       45,044      12,370,786     1,318,771
  Units redeemed.................................     (220,440)     (98,337)    (13,514,605)      (83,398)
                                                   -----------   ----------   -------------   -----------
  Ending units...................................      358,294      356,945         217,916     1,361,735
                                                   ===========   ==========   =============   ===========

                                                   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                   -----------------------------------------------
                                                            VALUE            EMERGING MARKET DEBT
                                                         SUBACCOUNT               SUBACCOUNT
                                                   -----------------------   ---------------------
                                                      2003         2002        2003        2002
                                                   ----------   ----------   ---------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (12,034)  $   (4,639)  $ (2,690)   $ 12,299
  Reinvested capital gains.......................           0            0          0           0
  Realized gain (loss)...........................     (13,316)      (9,026)    13,934        (321)
  Unrealized gain (loss).........................     284,398     (266,557)    38,683       3,279
                                                   ----------   ----------   --------    --------
       Net increase (decrease) in contract
          owners' equity from operations.........     259,048     (280,222)    49,927      15,257
                                                   ----------   ----------   --------    --------
Equity transactions:
  Contract purchase payments (note 1)............           0          858          0           0
  Transfers from fixed & other subaccounts.......     154,993       74,746     26,233      47,876
  Withdrawals, surrenders & contract charges
     (note 3)....................................     (95,161)     (54,782)    (3,319)    (26,332)
  Annuity & death benefit payments...............      (6,736)      (6,064)    (2,464)       (285)
  Transfers to fixed & other subaccounts.........    (121,145)    (180,792)   (91,820)    (41,743)
                                                   ----------   ----------   --------    --------
       Net equity transactions...................     (68,049)    (166,034)   (71,370)    (20,484)
                                                   ----------   ----------   --------    --------
          Net change in contract owners'
            equity...............................     190,999     (446,256)   (21,443)     (5,227)
Contract owners' equity:
  Beginning of period............................     821,286    1,267,542    203,740     208,967
                                                   ----------   ----------   --------    --------
  End of period..................................  $1,012,285   $  821,286   $182,297    $203,740
                                                   ==========   ==========   ========    ========
Change in units:
  Beginning units................................     100,850      119,523     18,389      20,340
                                                   ----------   ----------   --------    --------
  Units purchased................................      18,056        7,126      2,207       4,521
  Units redeemed.................................     (25,017)     (25,799)    (7,487)     (6,472)
                                                   ----------   ----------   --------    --------
  Ending units...................................      93,889      100,850     13,109      18,389
                                                   ==========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                 ------------------------------------------------------------------------------------------------
                                      GROWTH & INCOME             CORE US EQUITY        GLOBAL INCOME        CAPITAL GROWTH
                                        SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                 -------------------------   ------------------------   -------------   -------------------------
                                    2003          2002          2003         2002           2002           2003          2002
                                 -----------   -----------   ----------   -----------   -------------   -----------   -----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $    13,075   $    15,062   $  (26,831)  $   (54,924)   $   (13,776)   $   (55,955)  $   (65,596)
  Reinvested capital gains.....            0             0            0             0              0              0             0
  Realized loss................     (150,591)     (266,289)    (302,742)     (535,075)       (96,125)      (451,583)     (567,967)
  Unrealized gain (loss).......    1,701,504      (632,528)   2,071,612    (1,356,780)        98,718      1,593,015    (1,147,583)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
       Net increase (decrease)
          in contract owners'
          equity from
          operations...........    1,563,988      (883,755)   1,742,039    (1,946,779)       (11,183)     1,085,477    (1,781,146)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
Equity transactions:
  Contract purchase payments
     (note 1)..................    1,102,704       415,874    1,026,908        89,081         68,000        597,347       355,655
  Transfers from fixed & other
     subaccounts...............    2,422,622     3,947,503    2,501,453     1,657,379        971,946      1,501,696     1,955,032
  Withdrawals, surrenders &
     contract charges (note
     3)........................     (293,073)     (371,050)    (326,950)     (229,269)       (51,125)      (193,407)     (435,483)
  Annuity & death benefit
     payments..................     (129,679)     (116,950)    (158,453)     (116,960)       (52,087)      (140,425)     (110,783)
  Transfers to fixed & other
     subaccounts...............   (1,451,951)   (2,601,881)    (878,774)   (1,763,999)    (4,706,549)    (1,489,036)   (1,690,567)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
       Net equity
          transactions.........    1,650,623     1,273,496    2,164,184      (363,768)    (3,769,815)       276,175        73,854
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
          Net change in
            contract owners'
            equity.............    3,214,611       389,741    3,906,223    (2,310,547)    (3,780,998)     1,361,652    (1,707,292)
Contract owners' equity:
  Beginning of period..........    5,999,053     5,609,312    5,953,506     8,264,053      3,780,998      5,026,527     6,733,819
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  End of period................  $ 9,213,664   $ 5,999,053   $9,859,729   $ 5,953,506    $         0    $ 6,388,179   $ 5,026,527
                                 ===========   ===========   ==========   ===========    ===========    ===========   ===========
Change in units:
  Beginning units..............      880,191       718,964      801,897       857,900        329,066        635,091       631,648
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  Units purchased..............      462,708       514,490      399,188       183,952         46,912        223,127       211,929
  Units redeemed...............     (240,429)     (353,263)    (162,211)     (239,955)      (375,978)      (199,241)     (208,486)
                                 -----------   -----------   ----------   -----------    -----------    -----------   -----------
  Ending units.................    1,102,470       880,191    1,038,874       801,897              0        658,977       635,091
                                 ===========   ===========   ==========   ===========    ===========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                            LAZARD RETIREMENT SERIES INC.
                                                ------------------------------------------------------
                                                     EMERGING MARKET                SMALL CAP
                                                       SUBACCOUNT                   SUBACCOUNT
                                                -------------------------   --------------------------
                                                   2003          2002          2003           2002
                                                -----------   -----------   -----------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $   (53,347)  $   (17,497)  $  (234,443)  $   (170,789)
  Reinvested capital gains....................            0             0             0         64,394
  Realized gain (loss)........................      234,593        32,416      (141,372)      (263,503)
  Unrealized gain (loss)......................    1,689,097      (335,533)    6,121,516     (3,004,516)
                                                -----------   -----------   -----------   ------------
       Net increase (decrease) in contract
          owners' equity from operations......    1,870,343      (320,614)    5,745,701     (3,374,414)
                                                -----------   -----------   -----------   ------------
Equity transactions:
  Contract purchase payments (note 1).........      180,986     1,035,860     1,612,965      2,041,282
  Transfers from fixed & other subaccounts....    4,026,872     6,321,510     7,111,798     15,622,839
  Withdrawals, surrenders & contract charges
     (note 3).................................     (276,652)     (107,860)     (793,004)      (749,116)
  Annuity & death benefit payments............      (23,129)      (23,708)     (263,091)      (198,208)
  Transfers to fixed & other subaccounts......   (3,444,762)   (4,757,388)   (3,639,359)    (7,463,973)
                                                -----------   -----------   -----------   ------------
       Net equity transactions................      463,315     2,468,414     4,029,309      9,252,824
                                                -----------   -----------   -----------   ------------
          Net change in contract owners'
            equity............................    2,333,658     2,147,800     9,775,010      5,878,410
Contract owners' equity:
  Beginning of period.........................    3,953,456     1,805,656    14,553,702      8,675,292
                                                -----------   -----------   -----------   ------------
  End of period...............................  $ 6,287,114   $ 3,953,456   $24,328,712   $ 14,553,702
                                                ===========   ===========   ===========   ============
Change in units:
  Beginning units.............................      522,913       230,059     1,349,530        647,178
                                                -----------   -----------   -----------   ------------
  Units purchased.............................      456,007       882,649       708,722      1,336,879
  Units redeemed..............................     (427,671)     (589,795)     (384,173)      (634,527)
                                                -----------   -----------   -----------   ------------
  Ending units................................      551,249       522,913     1,674,079      1,349,530
                                                ===========   ===========   ===========   ============

                                                         THE PRUDENTIAL SERIES FUND, INC.
                                                ---------------------------------------------------
                                                 JENNISON 20/20 FOCUS             JENNISON
                                                      SUBACCOUNT                 SUBACCOUNT
                                                -----------------------   -------------------------
                                                   2003         2002         2003          2002
                                                ----------   ----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (28,441)  $  (16,065)  $   (68,090)  $   (71,775)
  Reinvested capital gains....................           0            0             0             0
  Realized gain (loss)........................     (12,629)     (63,036)     (474,085)     (655,266)
  Unrealized gain (loss)......................     693,470     (242,333)    1,781,415    (1,408,769)
                                                ----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations......     652,400     (321,434)    1,239,240    (2,135,810)
                                                ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).........   1,471,233      183,400       380,879       330,944
  Transfers from fixed & other subaccounts....   3,133,282      673,886     1,592,162     2,762,343
  Withdrawals, surrenders & contract charges
     (note 3).................................     (90,924)     (49,602)     (168,134)     (167,352)
  Annuity & death benefit payments............     (27,661)     (38,151)     (137,739)     (122,932)
  Transfers to fixed & other subaccounts......    (412,524)    (273,018)     (964,944)   (1,868,213)
                                                ----------   ----------   -----------   -----------
       Net equity transactions................   4,073,406      496,515       702,224       934,790
                                                ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity............................   4,725,806      175,081     1,941,464    (1,201,020)
Contract owners' equity:
  Beginning of period.........................   1,217,630    1,042,549     4,471,754     5,672,774
                                                ----------   ----------   -----------   -----------
  End of period...............................  $5,943,436   $1,217,630   $ 6,413,218   $ 4,471,754
                                                ==========   ==========   ===========   ===========
Change in units:
  Beginning units.............................     168,496      110,142       957,028       824,448
                                                ----------   ----------   -----------   -----------
  Units purchased.............................     522,601       93,678       352,950       465,801
  Units redeemed..............................     (44,921)     (35,324)     (238,440)     (333,221)
                                                ----------   ----------   -----------   -----------
  Ending units................................     646,176      168,496     1,071,538       957,028
                                                ==========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                 PBHG INSURANCE
                                                                  UBS SERIES TRUST                SERIES FUND
                                                              -------------------------   ----------------------------
                                                                 TACTICAL ALLOCATION      TECHNOLOGY & COMMUNICATIONS
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                              -------------------------   ----------------------------
                                                                 2003          2002           2003            2002
                                                              -----------   -----------   ------------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (41,323)  $   (75,608)  $   (37,072)    $   (42,174)
  Reinvested capital gains..................................            0             0             0               0
  Realized loss.............................................     (498,974)   (1,347,392)   (1,447,462)     (4,037,825)
  Unrealized gain (loss)....................................    2,352,709    (1,591,191)    2,467,506       1,359,150
                                                              -----------   -----------   -----------     -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................    1,812,412    (3,014,191)      982,972      (2,720,849)
                                                              -----------   -----------   -----------     -----------
Equity transactions:
  Contract purchase payments (note 1).......................      329,558       242,092       223,721         203,585
  Transfers from fixed & other subaccounts..................    1,546,617     2,977,617     1,096,506       2,380,997
  Withdrawals, surrenders & contract charges (note 3).......     (399,267)     (283,755)      (96,376)       (157,519)
  Annuity & death benefit payments..........................     (176,088)     (115,550)      (35,526)        (33,154)
  Transfers to fixed & other subaccounts....................   (1,131,286)   (4,372,114)     (643,903)     (2,344,906)
                                                              -----------   -----------   -----------     -----------
       Net equity transactions..............................      169,534    (1,551,710)      544,422          49,003
                                                              -----------   -----------   -----------     -----------
          Net change in contract owners' equity.............    1,981,946    (4,565,901)    1,527,394      (2,671,846)
Contract owners' equity:
  Beginning of period.......................................    7,227,121    11,793,022     2,103,788       4,775,634
                                                              -----------   -----------   -----------     -----------
  End of period.............................................  $ 9,209,067   $ 7,227,121   $ 3,631,182     $ 2,103,788
                                                              ===========   ===========   ===========     ===========
Change in units:
  Beginning units...........................................    1,090,148     1,352,558     1,846,169       1,902,557
                                                              -----------   -----------   -----------     -----------
  Units purchased...........................................      234,329       266,025       955,633       1,018,662
  Units redeemed............................................     (221,157)     (528,435)     (579,848)     (1,075,050)
                                                              -----------   -----------   -----------     -----------
  Ending units..............................................    1,103,320     1,090,148     2,221,954       1,846,169
                                                              ===========   ===========   ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                   ----------------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                          VIP MID CAP               VIP CONTRAFUND                VIP GROWTH             INCOME
                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                   -------------------------   -------------------------   -------------------------   ----------
                                      2003          2002          2003          2002          2003          2002        2003(e)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (353,848)  $  (141,347)  $  (226,262)  $   (95,321)  $  (190,689)  $  (191,745)  $   (1,767)
  Reinvested capital gains.......            0             0             0             0             0             0            0
  Realized loss..................      (44,824)     (175,753)     (131,454)     (123,818)     (689,713)   (1,917,344)        (778)
  Unrealized gain (loss).........   11,490,198    (2,720,117)    5,792,762    (1,344,513)    5,097,654    (4,038,321)      68,613
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
       Net increase (decrease) in
          contract owners' equity
          from operations........   11,091,526    (3,037,217)    5,435,046    (1,563,652)    4,217,252    (6,147,410)      66,068
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments
     (note 1)....................    3,392,946     2,732,253     4,278,736     1,615,677     2,037,700     1,416,320      180,086
  Transfers from fixed & other
     subaccounts.................   12,016,414    16,309,252     9,678,217    10,068,928     3,181,497     6,186,757      813,443
  Withdrawals, surrenders &
     contract charges (note 3)...   (1,842,588)     (872,275)   (1,197,291)     (502,978)     (693,208)     (781,382)      (2,741)
  Annuity & death benefit
     payments....................     (524,402)     (379,076)     (371,240)     (173,542)     (262,569)     (323,026)        (415)
  Transfers to fixed & other
     subaccounts.................   (6,381,267)   (8,438,687)   (3,516,769)   (4,111,447)   (1,671,690)   (6,175,622)     (10,039)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
       Net equity transactions...    6,661,103     9,351,467     8,871,653     6,896,638     2,591,730       323,047      980,334
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
          Net change in contract
            owners' equity.......   17,752,629     6,314,250    14,306,699     5,332,986     6,808,982    (5,824,363)   1,046,402
Contract owners' equity:
  Beginning of period............   26,322,229    20,007,979    15,931,094    10,598,108    13,105,672    18,930,035            0
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  End of period..................  $44,074,858   $26,322,229   $30,237,793   $15,931,094   $19,914,654   $13,105,672   $1,046,402
                                   ===========   ===========   ===========   ===========   ===========   ===========   ==========
Change in units:
  Beginning units................    2,788,387     1,884,157     2,240,479     1,319,037     2,777,252     2,763,296            0
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  Units purchased................    1,460,766     1,700,610     1,749,379     1,384,946       930,419     1,093,432       97,028
  Units redeemed.................     (826,049)     (796,380)     (629,799)     (463,504)     (479,759)   (1,079,476)        (320)
                                   -----------   -----------   -----------   -----------   -----------   -----------   ----------
  Ending units...................    3,423,104     2,788,387     3,360,059     2,240,479     3,227,912     2,777,252       96,708
                                   ===========   ===========   ===========   ===========   ===========   ===========   ==========

---------------

(e) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                        JANUS ASPEN SERIES -- SERVICE SHARES
                                      -------------------------------------------------------------------------
                                                GROWTH                   WORLDWIDE GROWTH            BALANCED
                                              SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
                                      --------------------------   -----------------------------   ------------
                                         2003           2002           2003            2002            2003
                                      -----------   ------------   -------------   -------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $  (291,508)  $   (373,884)  $    (117,077)  $    (251,120)  $    284,645
  Reinvested capital gains..........            0              0               0               0              0
  Realized gain (loss)..............   (3,034,265)    (5,142,746)        864,672      (5,521,685)    (1,042,498)
  Unrealized gain (loss)............    9,003,701     (3,653,428)      3,804,187      (1,399,400)     8,243,901
                                      -----------   ------------   -------------   -------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    5,677,928     (9,170,058)      4,551,782      (7,172,205)     7,486,048
                                      -----------   ------------   -------------   -------------   ------------
Equity transactions:
  Contract purchase payments (note
     1).............................      924,502        950,807         914,821       6,136,642      3,887,448
  Transfers from fixed & other
     subaccounts....................    1,775,295      7,906,461     111,195,798     364,244,511     11,810,031
  Withdrawals, surrenders & contract
     charges (note 3)...............   (1,218,811)      (971,961)       (977,176)     (1,393,660)    (3,782,384)
  Annuity & death benefit
     payments.......................     (441,728)      (474,888)       (323,283)       (355,668)    (1,624,523)
  Transfers to fixed & other
     subaccounts....................   (4,471,066)   (11,755,202)   (127,030,491)   (364,474,937)   (16,484,962)
                                      -----------   ------------   -------------   -------------   ------------
       Net equity transactions......   (3,431,808)    (4,344,783)    (16,220,331)      4,156,888     (6,194,390)
                                      -----------   ------------   -------------   -------------   ------------
          Net change in contract
            owners' equity..........    2,246,120    (13,514,841)    (11,668,549)     (3,015,317)     1,291,658
Contract owners' equity:
  Beginning of period...............   21,120,521     34,635,362      32,403,437      35,418,754     65,148,436
                                      -----------   ------------   -------------   -------------   ------------
  End of period.....................  $23,366,641   $ 21,120,521   $  20,734,888   $  32,403,437   $ 66,440,094
                                      ===========   ============   =============   =============   ============
Change in units:
  Beginning units...................    4,879,741      5,786,366       7,256,431       5,811,386      7,758,760
                                      -----------   ------------   -------------   -------------   ------------
  Units purchased...................      529,406      1,167,777      25,752,902      68,804,755      1,750,144
  Units redeemed....................   (1,247,769)    (2,074,402)    (29,207,593)    (67,359,710)    (2,456,526)
                                      -----------   ------------   -------------   -------------   ------------
  Ending units......................    4,161,378      4,879,741       3,801,740       7,256,431      7,052,378
                                      ===========   ============   =============   =============   ============

                                          JANUS ASPEN SERIES -- SERVICE SHARES
                                      --------------------------------------------
                                        BALANCED         INTERNATIONAL GROWTH
                                       SUBACCOUNT             SUBACCOUNT
                                      ------------   -----------------------------
                                          2002           2003            2002
                                      ------------   -------------   -------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $    442,088   $     (38,568)  $    (113,530)
  Reinvested capital gains..........             0               0               0
  Realized gain (loss)..............      (650,877)      1,522,180       1,183,783
  Unrealized gain (loss)............    (5,243,692)      1,955,727        (585,579)
                                      ------------   -------------   -------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    (5,452,481)      3,439,339         484,674
                                      ------------   -------------   -------------
Equity transactions:
  Contract purchase payments (note
     1).............................     4,726,526         570,607       5,574,887
  Transfers from fixed & other
     subaccounts....................    27,407,739     113,705,602     467,456,660
  Withdrawals, surrenders & contract
     charges (note 3)...............    (2,388,477)       (407,933)     (1,315,277)
  Annuity & death benefit
     payments.......................    (1,525,142)       (113,031)        (94,722)
  Transfers to fixed & other
     subaccounts....................   (15,429,140)   (126,408,695)   (468,153,632)
                                      ------------   -------------   -------------
       Net equity transactions......    12,791,506     (12,653,450)      3,467,916
                                      ------------   -------------   -------------
          Net change in contract
            owners' equity..........     7,339,025      (9,214,111)      3,952,590
Contract owners' equity:
  Beginning of period...............    57,809,411      18,906,688      14,954,098
                                      ------------   -------------   -------------
  End of period.....................  $ 65,148,436   $   9,692,577   $  18,906,688
                                      ============   =============   =============
Change in units:
  Beginning units...................     6,338,023       4,339,389       2,513,207
                                      ------------   -------------   -------------
  Units purchased...................     3,189,120      26,979,777      91,911,997
  Units redeemed....................    (1,768,383)    (29,644,429)    (90,085,815)
                                      ------------   -------------   -------------
  Ending units......................     7,758,760       1,674,737       4,339,389
                                      ============   =============   =============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------------
                                                                    SMALL COMPANY               MID CAP VALUE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   -------------------------
                                                                 2003          2002          2003          2002
                                                              -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (73,922)  $   (56,387)  $   (59,323)  $   (28,536)
  Reinvested capital gains..................................            0             0             0        14,004
  Realized gain (loss)......................................     (136,503)     (212,763)       21,688       (55,915)
  Unrealized gain (loss)....................................    1,951,612    (1,080,979)    1,581,028       (55,345)
                                                              -----------   -----------   -----------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................    1,741,187    (1,350,129)    1,543,393      (125,792)
                                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................      611,422       243,769     2,013,782       369,233
  Transfers from fixed & other subaccounts..................    1,888,850     2,759,607     5,593,569     6,233,840
  Withdrawals, surrenders & contract charges (note 3).......     (238,056)     (170,240)     (218,273)      (67,673)
  Annuity & death benefit payments..........................      (54,637)      (67,768)     (198,298)      (34,176)
  Transfers to fixed & other subaccounts....................   (1,270,606)   (1,609,136)   (1,383,608)   (2,962,374)
                                                              -----------   -----------   -----------   -----------
       Net equity transactions..............................      936,973     1,156,232     5,807,172     3,538,850
                                                              -----------   -----------   -----------   -----------
          Net change in contract owners' equity.............    2,678,160      (193,897)    7,350,565     3,413,058
Contract owners' equity:
  Beginning of period.......................................    4,874,424     5,068,321     3,624,101       211,043
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $ 7,552,584   $ 4,874,424   $10,974,666   $ 3,624,101
                                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................      666,174       536,905       332,474        19,262
                                                              -----------   -----------   -----------   -----------
  Units purchased...........................................      278,663       324,806       585,886       577,797
  Units redeemed............................................     (176,179)     (195,537)     (131,460)     (264,585)
                                                              -----------   -----------   -----------   -----------
  Ending units..............................................      768,658       666,174       786,900       332,474
                                                              ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                          -----------------------------------------------------------------------
                                                               GLOBAL BOND            GROWTH & INCOME               QUASAR
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                          ---------------------   ------------------------   --------------------
                                                            2003        2002         2003         2002         2003       2002
                                                          ---------   ---------   ----------   -----------   --------   ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $  21,670   $  (1,829)  $   (8,102)  $   (18,377)  $ (2,979)  $  (4,097)
  Reinvested capital gains..............................          0           0            0        79,060          0           0
  Realized gain (loss)..................................     16,596       4,868     (129,634)     (169,662)    (7,043)    (23,668)
  Unrealized gain (loss)................................     12,038      66,455      524,159      (538,486)    94,775    (104,508)
                                                          ---------   ---------   ----------   -----------   --------   ---------
       Net increase (decrease) in contract owners'
        equity from operations..........................     50,304      69,494      386,423      (647,465)    84,753    (132,273)
                                                          ---------   ---------   ----------   -----------   --------   ---------
Equity transactions:
  Contract purchase payments (note 1)...................        455         385        8,508         2,804      1,406         400
  Transfers from fixed & other subaccounts..............      9,638      43,392      145,350       442,348     15,735      25,653
  Withdrawals, surrenders & contract charges (note 3)...     (5,197)     (1,217)     (94,478)     (140,694)    (4,971)    (15,894)
  Annuity & death benefit payments......................    (43,216)    (10,540)     (56,859)      (27,894)    (1,220)     (1,942)
  Transfers to fixed & other subaccounts................    (81,486)   (163,075)    (408,853)     (754,027)   (27,264)    (79,536)
                                                          ---------   ---------   ----------   -----------   --------   ---------
       Net equity transactions..........................   (119,806)   (131,055)    (406,332)     (477,463)   (16,314)    (71,319)
                                                          ---------   ---------   ----------   -----------   --------   ---------
          Net change in contract owners' equity.........    (69,502)    (61,561)     (19,909)   (1,124,928)    68,439    (203,592)
Contract owners' equity:
  Beginning of period...................................    487,290     548,851    1,670,496     2,795,424    202,830     406,422
                                                          ---------   ---------   ----------   -----------   --------   ---------
  End of period.........................................  $ 417,788   $ 487,290   $1,650,587   $ 1,670,496   $271,269   $ 202,830
                                                          =========   =========   ==========   ===========   ========   =========
Change in units:
  Beginning units.......................................     45,468      58,968      223,817       287,173     26,243      35,247
                                                          ---------   ---------   ----------   -----------   --------   ---------
  Units purchased.......................................        918       3,587       18,186        28,665      1,667       2,780
  Units redeemed........................................    (11,510)    (17,087)     (72,440)      (92,021)    (3,985)    (11,784)
                                                          ---------   ---------   ----------   -----------   --------   ---------
  Ending units..........................................     34,876      45,468      169,563       223,817     23,925      26,243
                                                          =========   =========   ==========   ===========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                      MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                    -------------------------------------------------
                                                         NEW DISCOVERY         INVESTORS GROWTH STOCK
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------   ----------------------
                                                       2003         2002          2003        2002
                                                    ----------   -----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (22,528)  $   (14,449)  $  (20,340)  $  (7,161)
  Reinvested capital gains........................           0             0            0           0
  Realized gain (loss)............................     (11,262)     (218,847)      (3,734)    (27,104)
  Unrealized gain (loss)..........................     517,071      (280,709)     327,506    (156,355)
                                                    ----------   -----------   ----------   ---------
       Net increase (decrease) in contract owners'
          equity from operations..................     483,281      (514,005)     303,432    (190,620)
                                                    ----------   -----------   ----------   ---------
Equity transactions:
  Contract purchase payments (note 1).............     413,327       245,925      656,785     293,992
  Transfers from fixed & other subaccounts........     651,570     2,121,949    1,038,308     712,495
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (91,211)      (13,822)     (64,945)    (14,027)
  Annuity & death benefit payments................     (22,481)       (9,100)     (10,142)     (4,897)
  Transfers to fixed & other subaccounts..........    (276,986)   (1,000,960)    (226,828)   (184,198)
                                                    ----------   -----------   ----------   ---------
       Net equity transactions....................     674,219     1,343,992    1,393,178     803,365
                                                    ----------   -----------   ----------   ---------
          Net change in contract owners' equity...   1,157,500       829,987    1,696,610     612,745
Contract owners' equity:
  Beginning of period.............................   1,211,215       381,228      812,566     199,821
                                                    ----------   -----------   ----------   ---------
  End of period...................................  $2,368,715   $ 1,211,215   $2,509,176   $ 812,566
                                                    ==========   ===========   ==========   =========
Change in units:
  Beginning units.................................     155,799        33,001      106,345      18,656
                                                    ----------   -----------   ----------   ---------
  Units purchased.................................     118,529       238,940      196,386     107,640
  Units redeemed..................................     (43,106)     (116,142)     (31,358)    (19,951)
                                                    ----------   -----------   ----------   ---------
  Ending units....................................     231,222       155,799      271,373     106,345
                                                    ==========   ===========   ==========   =========

                                                      MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                    --------------------------------------------------
                                                        MID CAP GROWTH             TOTAL RETURN
                                                          SUBACCOUNT                SUBACCOUNT
                                                    ----------------------   -------------------------
                                                       2003        2002         2003          2002
                                                    ----------   ---------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (19,116)  $  (6,998)  $    12,906   $   (11,899)
  Reinvested capital gains........................           0           0             0        79,550
  Realized gain (loss)............................     (15,215)    (46,167)        5,230       (17,448)
  Unrealized gain (loss)..........................     449,577    (236,914)    4,403,582      (730,089)
                                                    ----------   ---------   -----------   -----------
       Net increase (decrease) in contract owners'
          equity from operations..................     415,246    (290,079)    4,421,718      (679,886)
                                                    ----------   ---------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).............     466,853     247,375     5,042,107     2,868,889
  Transfers from fixed & other subaccounts........   1,414,567     774,456    20,588,283    18,375,535
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (39,029)     (9,146)   (1,174,678)     (333,789)
  Annuity & death benefit payments................     (15,542)     (4,714)     (633,045)     (312,583)
  Transfers to fixed & other subaccounts..........    (196,880)   (212,908)   (3,742,818)   (2,326,794)
                                                    ----------   ---------   -----------   -----------
       Net equity transactions....................   1,629,969     795,063    20,079,849    18,271,258
                                                    ----------   ---------   -----------   -----------
          Net change in contract owners' equity...   2,045,215     504,984    24,501,567    17,591,372
Contract owners' equity:
  Beginning of period.............................     750,836     245,852    18,406,175       814,803
                                                    ----------   ---------   -----------   -----------
  End of period...................................  $2,796,051   $ 750,836   $42,907,742   $18,406,175
                                                    ==========   =========   ===========   ===========
Change in units:
  Beginning units.................................     121,205      22,152     1,887,568        79,459
                                                    ----------   ---------   -----------   -----------
  Units purchased.................................     248,039     121,043     2,509,412     2,059,180
  Units redeemed..................................     (34,558)    (21,990)     (511,024)     (251,071)
                                                    ----------   ---------   -----------   -----------
  Ending units....................................     334,686     121,205     3,885,956     1,887,568
                                                    ==========   =========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              FIRST AMERICAN INSURANCE PORTFOLIO, INC. (CLASS IB)
                                                              ----------------------------------------------------
                                                                   CORPORATE BOND              EQUITY INCOME
                                                                     SUBACCOUNT                 SUBACCOUNT
                                                              ------------------------   -------------------------
                                                                 2003         2002          2003          2002
                                                              ----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   75,931   $    81,295   $    41,815   $    52,289
  Reinvested capital gains..................................           0             0             0             0
  Realized gain (loss)......................................      11,902       (22,412)     (123,129)     (251,189)
  Unrealized gain (loss.....................................      90,608        63,714     2,353,514    (2,181,528)
                                                              ----------   -----------   -----------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................     178,441       122,597     2,272,200    (2,380,428)
                                                              ----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................      42,339        89,055       557,915       314,285
  Transfers from fixed & other subaccounts..................     408,949     1,227,033       690,975     1,616,013
  Withdrawals, surrenders & contract charges (note 3).......    (244,922)     (170,465)     (926,276)     (757,402)
  Annuity & death benefit payments..........................     (81,767)      (79,190)     (314,612)     (572,207)
  Transfers to fixed & other subaccounts....................    (199,948)   (1,137,160)     (487,703)   (1,564,359)
                                                              ----------   -----------   -----------   -----------
       Net equity transactions..............................     (75,349)      (70,727)     (479,701)     (963,670)
                                                              ----------   -----------   -----------   -----------
          Net change in contract owners' equity.............     103,092        51,870     1,792,499    (3,344,098)
Contract owners' equity:
  Beginning of period.......................................   2,730,256     2,678,386     9,418,292    12,762,390
                                                              ----------   -----------   -----------   -----------
  End of period.............................................  $2,833,348   $ 2,730,256   $11,210,791   $ 9,418,292
                                                              ==========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................     234,399       240,329     1,078,633     1,152,249
                                                              ----------   -----------   -----------   -----------
  Units purchased...........................................      37,301       107,395       147,706       194,886
  Units redeemed............................................     (42,791)     (113,325)     (178,932)     (268,502)
                                                              ----------   -----------   -----------   -----------
  Ending units..............................................     228,909       234,399     1,047,407     1,078,633
                                                              ==========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2003 AND 2002

                                                               PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                                    -----------------------------------------------------------------------------
                                                           REAL RETURN                TOTAL RETURN              GLOBAL BOND
                                                           SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                    -------------------------   ------------------------   ----------------------
                                                       2003        2002 (b)        2003        2002 (b)       2003       2002 (b)
                                                    -----------   -----------   -----------   ----------   -----------   --------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $   216,195   $    63,780   $   280,251   $   40,151   $    24,709   $  1,721
  Reinvested capital gains........................      577,827        19,780       213,706       81,313        27,878      2,357
  Realized gain (loss)............................       47,604       (11,233)       31,650        6,203        24,857        517
  Unrealized gain.................................      525,692       169,311        79,329       52,246       314,345     25,817
                                                    -----------   -----------   -----------   ----------   -----------   --------
       Net increase in contract owners' equity
        from operations...........................    1,367,318       241,638       604,936      179,913       391,789     30,412
                                                    -----------   -----------   -----------   ----------   -----------   --------
Equity transactions:
  Contract purchase payments (note 1).............    6,110,634       813,631     6,389,296      631,867     1,589,489     52,872
  Transfers from fixed & other subaccounts........   22,018,515    11,948,796    24,594,409    7,817,689     4,709,993    589,424
  Withdrawals, surrenders & contract charges (note
     3)...........................................     (829,362)     (127,739)   (2,037,956)     (52,057)     (427,807)   (10,299)
  Annuity & death benefit payments................     (457,697)      (62,468)     (390,866)     (45,126)      (76,502)    (3,754)
  Transfers to fixed & other subaccounts..........   (9,703,406)   (1,448,136)   (8,735,766)    (641,258)   (1,740,192)   (53,943)
                                                    -----------   -----------   -----------   ----------   -----------   --------
       Net equity transactions....................   17,138,684    11,124,084    19,819,117    7,711,115     4,054,981    574,300
                                                    -----------   -----------   -----------   ----------   -----------   --------
          Net change in contract owners' equity...   18,506,002    11,365,722    20,424,053    7,891,028     4,446,770    604,712
Contract owners' equity:
  Beginning of period.............................   11,365,722             0     7,891,028            0       604,712          0
                                                    -----------   -----------   -----------   ----------   -----------   --------
  End of period...................................  $29,871,724   $11,365,722   $28,315,081   $7,891,028   $ 5,051,482   $604,712
                                                    ===========   ===========   ===========   ==========   ===========   ========
Change in units:
  Beginning units.................................    1,065,935             0       757,211            0        56,600          0
                                                    -----------   -----------   -----------   ----------   -----------   --------
  Units purchased.................................    2,476,090     1,193,688     2,849,459      813,294       553,959     63,300
  Units redeemed..................................     (945,329)     (127,753)     (985,107)     (56,083)     (191,856)    (6,700)
                                                    -----------   -----------   -----------   ----------   -----------   --------
  Ending units....................................    2,596,696     1,065,935     2,621,563      757,211       418,703     56,600
                                                    ===========   ===========   ===========   ==========   ===========   ========

---------------

(b) Period from August 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                 DREYFUS
                                                  CALVERT        VARIABLE                                      VAN KAMPEN
                                                 VARIABLE       INVESTMENT                               UNIVERSAL INSTITUTIONAL
                                                SERIES INC.    FUND-SERVICE                                 FUNDS -- CLASS II
                                               -------------      SHARES        ROYCE CAPITAL FUND      -------------------------
                                               SOCIAL EQUITY   ------------   -----------------------    CORE PLUS      US REAL
                                                SUBACCOUNT     APPRECIATION   SMALL-CAP    MICRO-CAP    FIXED INCOME     ESTATE
                                                 (NOTE 5)       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               -------------   ------------   ----------   ----------   ------------   ----------
                                                 2003 (d)        2003 (c)      2003 (c)     2003 (c)      2003 (c)      2003 (c)
                                               -------------   ------------   ----------   ----------   ------------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................    $ (3,632)      $   12,931    $  (24,885)  $  (13,300)  $    (6,029)   $   (5,676)
  Reinvested capital gains...................           0                0       442,259      138,077         1,105             0
  Realized gain (loss).......................       4,172            3,210        36,063        2,012       (23,082)        3,621
  Unrealized gain............................      72,229           87,895       298,291      292,154        17,759       133,035
                                                 --------       ----------    ----------   ----------   -----------    ----------
       Net increase (decrease) in contract
        owners' equity from operations.......      72,769          104,036       751,728      418,943       (10,247)      130,980
                                                 --------       ----------    ----------   ----------   -----------    ----------
Equity transactions:
  Contract purchase payments (note 1)........      14,656          454,466     2,976,905    1,232,491     1,535,018     1,025,389
  Transfers from fixed & other subaccounts...     465,065        1,237,538     5,602,784    2,829,882       880,107       818,013
  Withdrawals, surrenders & contract charges
     (note 3)................................     (22,148)         (20,735)      (40,979)     (19,218)      (11,658)       (6,749)
  Annuity & death benefit payments...........        (825)          (1,900)      (13,542)      (2,833)         (230)       (2,432)
  Transfers to fixed & other subaccounts.....     (39,489)         (64,225)     (241,693)    (133,731)   (1,286,953)      (67,548)
                                                 --------       ----------    ----------   ----------   -----------    ----------
       Net equity transactions...............     417,259        1,605,144     8,283,475    3,906,591     1,116,284     1,766,673
                                                 --------       ----------    ----------   ----------   -----------    ----------
          Net change in contract owners'
            equity...........................     490,028        1,709,180     9,035,203    4,325,534     1,106,037     1,897,653
Contract owners' equity:
  Beginning of period........................           0                0             0            0             0             0
                                                 --------       ----------    ----------   ----------   -----------    ----------
  End of period..............................    $490,028       $1,709,180    $9,035,203   $4,325,534   $ 1,106,037    $1,897,653
                                                 ========       ==========    ==========   ==========   ===========    ==========
Change in units:
  Beginning units............................           0                0             0            0             0             0
                                                 --------       ----------    ----------   ----------   -----------    ----------
  Units purchased............................      80,638          151,676       662,176      300,365       202,645       150,416
  Units redeemed.............................      (9,730)          (5,536)      (15,232)      (5,951)     (106,576)       (1,957)
                                                 --------       ----------    ----------   ----------   -----------    ----------
  Ending units...............................      70,908          146,140       646,944      294,414        96,069       148,459
                                                 ========       ==========    ==========   ==========   ===========    ==========

---------------

(c) Period from May 1, 2003, date of commencement of operations.
(d) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, Alliance Variable Series Product Fund, Inc., MFS Variable Insurance
   Trust - Service Class, First American Insurance Portfolios, Inc. - Class IB, PIMCO Variable Insurance Trust - Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment
   Fund - Service Class, (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (DOW Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and DOW Fund.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2003 and 2002, ONLIC paid into the Account approximately $8.5 million and $3.6 million, respectively, under this feature. The extra credits are recorded as a component of contract purchase payments.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                     ------------   ------------   ------------   ---------   --------   ---------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2003
  Combination......................       12,825    $ 159.164373   $  2,041,273      1.0%       42.92%      0.18%
  Back Load........................        5,999    $  88.914984   $    533,442      1.1%       42.78%      0.18%
  Top I............................       68,121    $  71.161763   $  4,847,631      1.1%       42.78%      0.19%
  Top Tradition....................      780,609    $  61.238468   $ 47,803,300      1.1%       42.78%      0.18%
  Top Plus.........................      468,185    $  21.212109   $  9,931,191      0.9%       43.06%      0.18%
  Investar Vision & Top Spectrum...      142,254    $  13.557748   $  1,928,641      1.4%       42.36%      0.18%
  Top Explorer.....................      496,092    $  13.930542   $  6,910,827      1.3%       42.50%      0.18%
  Oncore & Firstar Oncore Flex.....      469,009    $  10.198917   $  4,783,388      1.5%       42.22%      0.18%
  Oncore & Firstar Oncore Value....    2,772,163    $  10.475080   $ 29,038,630      0.9%       43.06%      0.18%
  Oncore & Firstar Oncore
     Premier.......................    6,845,493    $  10.244290   $ 70,127,202      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Xtra.....    6,964,372    $  10.244290   $ 71,345,046      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Lite.....    2,284,880    $  10.244290   $ 23,406,976      1.4%       42.36%      0.18%
                                     ------------                  ------------
                                      21,310,002                   $272,697,547
                                     ------------                  ------------
2002
  Combination......................       15,237    $ 111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Back Load........................        6,091    $  62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I............................       82,392    $  49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition....................      847,700    $  42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus.........................      519,281    $  14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top Spectrum...      158,025    $   9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer.....................      454,784    $   9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex.....      550,182    $   7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value....    2,332,617    $   7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier.......................    5,614,225    $   7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra.....    5,186,993    $   7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite.....    1,598,962    $   7.196170   $ 11,506,403      1.4%      -19.86%      0.37%
                                     ------------                  ------------
                                      17,366,489                   $166,449,972
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
2001
  Combination......................       17,324    $ 138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Back Load........................        7,488    $  77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I............................       92,024    $  62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition....................      987,197    $  53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus.........................      605,052    $  18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top Spectrum...      226,355    $  11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer.....................      542,718    $  12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex.....      578,730    $   8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value....    2,343,298    $   9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    5,582,578    $   8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra.....    4,944,037    $   8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite.....      993,611    $   8.980038   $  8,922,671      1.4%       -8.18%      0.29%     4/17/01
                                     ------------                  ------------
                                      16,920,412                   $211,750,651
                                     ------------                  ------------
2000
  Combination......................       19,924    $ 152.689885   $  3,042,183      1.0%       -7.57%      0.29%
  Back Load........................        7,817    $  85.552347   $    668,740      1.1%       -7.66%      0.28%
  Top I............................      102,519    $  68.470540   $  7,019,557      1.1%       -7.66%      0.29%
  Top Tradition....................    1,047,847    $  58.922536   $ 61,741,809      1.1%       -7.66%      0.29%
  Top Plus.........................      637,164    $  20.288788   $ 12,927,286      0.9%       -7.48%      0.30%
  Investar Vision & Top Spectrum...      233,589    $  13.161883   $  3,074,465      1.4%       -7.93%      0.30%
  Top Explorer.....................      500,620    $  13.483653   $  6,750,183      1.3%       -7.84%      0.30%
  Oncore & Firstar Oncore Flex.....      513,241    $   9.930499   $  5,096,737      1.5%       -8.02%      0.33%
  Oncore & Firstar Oncore Value....    1,874,476    $  10.019129   $ 18,780,618      0.9%       -7.48%      0.34%
  Oncore & Firstar Oncore
     Premier.......................    4,198,600    $   9.945176   $ 41,755,823      1.4%       -7.93%      0.34%
  Oncore & Firstar Oncore Xtra.....    2,676,002    $   9.945176   $ 26,613,310      1.4%       -7.93%      0.34%
                                     ------------                  ------------
                                      11,811,799                   $187,470,711
                                     ------------                  ------------
1999
  Combination......................       22,199    $ 165.193487   $  3,667,172      1.0%       18.68%      0.32%
  Back Load........................       12,092    $  92.649498   $  1,120,296      1.1%       18.56%      0.33%
  Top I............................      131,063    $  74.150642   $  9,718,403      1.1%       18.56%      0.33%
  Top Tradition....................    1,219,724    $  63.810576   $ 77,831,267      1.1%       18.56%      0.33%
  Top Plus.........................      669,138    $  21.928573   $ 14,673,239      0.9%       18.80%      0.32%
  Investar Vision & Top Spectrum...      239,130    $  14.295961   $  3,418,594      1.4%       18.21%      0.32%
  Top Explorer.....................      434,985    $  14.631033   $  6,364,285      1.3%       18.33%      0.32%
  Oncore & Firstar Oncore Flex.....      225,183    $  10.796756   $  2,431,248      1.5%        7.97%      0.04%      7/1/99
  Oncore & Firstar Oncore Value....      746,946    $  10.828904   $  8,088,603      0.9%        8.29%      0.03%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................    1,856,276    $  10.802093   $ 20,051,682      1.4%        8.02%      0.03%      7/1/99
  Oncore Xtra......................      103,023    $  10.802093   $  1,112,860      1.4%        7.96%      0.03%     11/1/99
                                     ------------                  ------------
                                       5,659,759                   $148,477,649
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT
2003
  VIA..............................        2,093    $  31.471062   $     65,859      1.3%       -0.55%      0.74%
  Top I............................        9,193    $  23.846280   $    219,207      1.3%       -0.55%      0.74%
  Top Tradition....................      198,840    $  21.416684   $  4,258,499      1.1%       -0.36%      0.75%
  Top Plus.........................       98,745    $  13.950124   $  1,377,509      0.9%       -0.16%      0.73%
  Investar Vision & Top Spectrum...       29,942    $  11.925179   $    357,061      1.4%       -0.65%      0.74%
  Top Explorer.....................      221,969    $  11.894875   $  2,640,290      1.3%       -0.55%      0.71%
  Oncore & Firstar Oncore Flex.....      141,448    $  11.266515   $  1,593,627      1.5%       -0.75%      0.79%
  Oncore & Firstar Oncore Value....      483,179    $  11.651817   $  5,629,909      0.9%       -0.16%      0.74%
  Oncore & Firstar Oncore
     Premier.......................    1,777,705    $  11.329626   $ 20,140,737      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Xtra.....    2,850,081    $  11.329626   $ 32,290,352      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Lite.....    1,776,895    $  11.329626   $ 20,131,560      1.4%       -0.65%      0.74%
                                     ------------                  ------------
                                       7,590,090                   $ 88,704,610
                                     ------------                  ------------
2002
  VIA..............................        5,024    $  31.645984   $    158,987      1.3%        0.09%      1.39%
  Top I............................        9,936    $  23.978825   $    238,259      1.3%        0.09%      1.42%
  Top Tradition....................      244,915    $  21.493179   $  5,264,001      1.1%        0.28%      1.40%
  Top Plus.........................      130,479    $  13.972279   $  1,823,094      0.9%        0.48%      1.41%
  Investar Vision & Top Spectrum...       49,201    $  12.003323   $    590,578      1.4%       -0.01%      1.41%
  Top Explorer.....................      724,890    $  11.960997   $  8,670,409      1.3%        0.09%      1.41%
  Oncore & Firstar Oncore Flex.....      737,004    $  11.351522   $  8,366,119      1.5%       -0.11%      1.35%
  Oncore & Firstar Oncore Value....      787,110    $  11.670305   $  9,185,812      0.9%        0.48%      1.41%
  Oncore & Firstar Oncore
     Premier.......................    2,430,581    $  11.403858   $ 27,717,986      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Xtra.....    3,967,690    $  11.403858   $ 45,246,974      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Lite.....    1,232,114    $  11.403858   $ 14,050,853      1.4%       -0.01%      1.41%
                                     ------------                  ------------
                                      10,318,944                   $121,313,072
                                     ------------                  ------------
2001
  VIA..............................        5,646    $  31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I............................       16,138    $  23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition....................      238,064    $  21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus.........................      135,493    $  13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top Spectrum...       70,835    $  12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer.....................      782,097    $  11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex.....    2,979,971    $  11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value....      726,435    $  11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier.......................    2,239,859    $  11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra.....    2,560,944    $  11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite.....      212,331    $  11.405310   $  2,421,697      1.4%        1.20%      3.40%     4/17/01
                                     ------------                  ------------
                                       9,967,813                   $117,225,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2000
  VIA..............................       13,178    $  30.858557   $    406,656      1.3%        4.98%      6.42%
  Top I............................       15,579    $  23.382169   $    364,282      1.3%        4.98%      6.37%
  Top Tradition....................      144,673    $  20.875434   $  3,020,121      1.1%        5.19%      6.14%
  Top Plus.........................       99,266    $  13.516943   $  1,341,772      0.9%        5.39%      6.19%
  Investar Vision & Top Spectrum...       44,225    $  11.727869   $    518,659      1.4%        4.88%      6.02%
  Top Explorer.....................      344,659    $  11.663389   $  4,019,888      1.3%        4.98%      6.22%
  Oncore & Firstar Oncore Flex.....    1,121,411    $  11.112957   $ 12,462,194      1.5%        4.77%      6.37%
  Oncore & Firstar Oncore Value....      515,726    $  11.289986   $  5,822,534      0.9%        5.39%      6.51%
  Oncore & Firstar Oncore
     Premier.......................    1,208,483    $  11.142165   $ 13,465,117      1.4%        4.88%      6.61%
  Oncore & Firstar Oncore Xtra.....      335,458    $  11.142165   $  3,737,731      1.4%        4.88%      6.61%
                                     ------------                  ------------
                                       3,842,658                   $ 45,158,954
                                     ------------                  ------------
1999
  VIA..............................       13,701    $  29.394756   $    402,726      1.3%        3.68%      4.71%
  Top I............................       19,340    $  22.273016   $    430,765      1.3%        3.68%      4.71%
  Top Tradition....................      241,774    $  19.846031   $  4,798,261      1.1%        3.88%      4.89%
  Top Plus.........................      203,404    $  12.825076   $  2,608,669      0.9%        4.09%      4.60%
  Investar Vision & Top Spectrum...      103,091    $  11.182556   $  1,152,826      1.4%        3.57%      4.75%
  Top Explorer.....................      405,404    $  11.110127   $  4,504,089      1.3%        3.68%      4.70%
  Oncore & Firstar Oncore Flex.....      580,948    $  10.606650   $  6,161,910      1.5%        3.47%      4.87%
  Oncore & Firstar Oncore Value....      487,881    $  10.712095   $  5,226,233      0.9%        4.09%      5.19%
  Oncore & Firstar Oncore
     Premier.......................      760,936    $  10.624086   $  8,084,238      1.4%        3.57%      5.15%
  Oncore Xtra......................       16,673    $  10.624086   $    177,137      1.4%        0.67%      5.15%     11/1/99
                                     ------------                  ------------
                                       2,833,152                   $ 33,546,854
                                     ------------                  ------------
BOND SUBACCOUNT
2003
  Top I............................        7,320    $  40.970435   $    299,892      1.1%        9.26%      5.52%
  Top Tradition....................      109,687    $  37.054730   $  4,064,420      1.1%        9.26%      5.58%
  Top Plus.........................      111,289    $  17.115732   $  1,904,795      0.9%        9.48%      5.70%
  Investar Vision & Top Spectrum...       74,590    $  14.471405   $  1,079,421      1.4%        8.94%      5.63%
  Top Explorer.....................      146,536    $  14.619995   $  2,142,363      1.3%        9.04%      5.55%
  Oncore & Firstar Oncore Flex.....       80,510    $  13.131854   $  1,057,250      1.5%        8.83%      5.33%
  Oncore & Firstar Oncore Value....      328,037    $  13.580929   $  4,455,051      0.9%        9.48%      5.69%
  Oncore & Firstar Oncore
     Premier.......................    1,393,108    $  13.205450   $ 18,396,617      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Xtra.....    1,697,203    $  13.205450   $ 22,412,327      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Lite.....      370,329    $  13.205450   $  4,890,355      1.4%        8.94%      5.73%
                                     ------------                  ------------
                                       4,318,609                   $ 60,702,491
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
2002
  Top I............................        7,642    $  37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition....................      134,726    $  33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus.........................      107,791    $  15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top Spectrum...       81,359    $  13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer.....................      188,034    $  13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex.....      115,317    $  12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value....      304,941    $  12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier.......................    1,312,628    $  12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra.....    1,798,295    $  12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite.....      260,014    $  12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                     ------------                  ------------
                                       4,310,747                   $ 56,180,646
                                     ------------                  ------------
2001
  Top I............................        8,407    $  34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition....................      118,879    $  31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus.........................      129,082    $  14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top Spectrum...       69,466    $  12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer.....................      163,050    $  12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex.....      116,131    $  11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value....      147,427    $  11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier.......................      786,392    $  11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra.....      897,927    $  11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite.....       46,771    $  11.312805   $    529,115      1.4%        4.58%      6.97%     4/17/01
                                     ------------                  ------------
                                       2,483,532                   $ 31,408,935
                                     ------------                  ------------
2000
  Top I............................        8,138    $  32.536855   $    264,771      1.1%        4.71%      6.04%
  Top Tradition....................       91,351    $  29.427188   $  2,688,202      1.1%        4.71%      6.57%
  Top Plus.........................      107,769    $  13.511940   $  1,456,172      0.9%        4.92%      6.48%
  Investar Vision & Top Spectrum...       77,334    $  11.595417   $    896,720      1.4%        4.40%      6.63%
  Top Explorer.....................      144,413    $  11.679740   $  1,686,702      1.3%        4.50%      6.60%
  Oncore & Firstar Oncore Flex.....       26,511    $  10.553283   $    279,778      1.5%        4.30%      7.81%
  Oncore & Firstar Oncore Value....       62,018    $  10.721414   $    664,925      0.9%        4.92%      7.27%
  Oncore & Firstar Oncore
     Premier.......................      386,304    $  10.581043   $  4,087,503      1.4%        4.40%      7.56%
  Oncore & Firstar Oncore Xtra.....      115,487    $  10.581043   $  1,221,972      1.4%        4.40%      7.56%
                                     ------------                  ------------
                                       1,019,325                   $ 13,246,745
                                     ------------                  ------------
1999
  Top I............................       18,331    $  31.073387   $    569,607      1.1%       -0.52%      6.57%
  Top Tradition....................      115,711    $  28.103600   $  3,251,913      1.1%       -0.52%      6.45%
  Top Plus.........................      152,433    $  12.878760   $  1,963,149      0.9%       -0.32%      6.55%
  Investar Vision & Top Spectrum...       85,725    $  11.106666   $    952,117      1.4%       -0.81%      6.61%
  Top Explorer.....................      171,923    $  11.176431   $  1,921,491      1.3%       -0.71%      6.56%
  Oncore & Firstar Oncore Flex.....        3,335    $  10.118406   $     33,744      1.5%       -0.91%      6.31%
  Oncore & Firstar Oncore Value....       34,577    $  10.219005   $    353,340      0.9%       -0.32%      7.33%
  Oncore & Firstar Oncore
     Premier.......................      176,269    $  10.135054   $  1,786,493      1.4%       -0.81%      7.88%
                                     ------------                  ------------
                                         758,304                   $ 10,831,854
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT
2003
  Top I............................       35,929    $  30.880633   $  1,109,522      1.1%       24.83%      1.75%
  Top Tradition....................      517,789    $  30.810015   $ 15,953,075      1.1%       24.83%      1.76%
  Top Plus.........................      222,441    $  12.980233   $  2,887,331      0.9%       25.07%      1.76%
  Investar Vision & Top Spectrum...      114,672    $   8.967345   $  1,028,305      1.4%       24.46%      1.77%
  Top Explorer.....................      314,477    $   9.112481   $  2,865,666      1.3%       24.58%      1.77%
  Oncore & Firstar Oncore Flex.....        6,976    $   6.989558   $     48,762      1.5%       24.33%      1.76%
  Oncore & Firstar Oncore Value....       91,379    $   7.228729   $    660,552      0.9%       25.07%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      327,302    $   7.028751   $  2,300,520      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Xtra.....      202,611    $   7.028751   $  1,424,102      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Lite.....        4,823    $   7.028751   $     33,902      1.4%       24.46%      1.81%
                                     ------------                  ------------
                                       1,838,399                   $ 28,311,737
                                     ------------                  ------------
2002
  Top I............................       44,935    $  24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition....................      594,964    $  24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus.........................      270,802    $  10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top Spectrum...      121,552    $   7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer.....................      353,453    $   7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex.....        7,412    $   5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value....       74,721    $   5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier.......................      260,319    $   5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra.....      196,176    $   5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite.....        4,063    $   5.647558   $     22,948      1.4%      -23.84%      1.94%
                                     ------------                  ------------
                                       1,928,397                   $ 25,142,974
                                     ------------                  ------------
2001
  Top I............................       55,327    $  32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition....................      716,682    $  32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus.........................      379,923    $  13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top Spectrum...      179,388    $   9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer.....................      476,238    $   9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex.....        8,533    $   7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value....       91,519    $   7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier.......................      253,526    $   7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra.....      202,433    $   7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite.....        2,754    $   7.415572   $     20,422      1.4%       -3.69%      1.92%     4/17/01
                                     ------------                  ------------
                                       2,366,323                   $ 40,524,425
                                     ------------                  ------------
2000
  Top I............................       76,394    $  37.666763   $  2,877,530      1.1%      -15.78%      1.14%
  Top Tradition....................      866,823    $  37.580616   $ 32,575,755      1.1%      -15.78%      1.16%
  Top Plus.........................      492,010    $  15.738754   $  7,743,623      0.9%      -15.61%      1.15%
  Investar Vision & Top Spectrum...      218,168    $  11.035954   $  2,407,696      1.4%      -16.02%      1.17%
  Top Explorer.....................      551,143    $  11.181291   $  6,162,492      1.3%      -15.94%      1.17%
  Oncore & Firstar Oncore Flex.....        4,238    $   8.627458   $     36,563      1.5%      -16.11%      0.95%
  Oncore & Firstar Oncore Value....       99,309    $   8.764939   $    870,434      0.9%      -15.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      262,077    $   8.650154   $  2,267,007      1.4%      -16.02%      1.31%
  Oncore & Firstar Oncore Xtra.....      138,561    $   8.650154   $  1,198,571      1.4%      -16.02%      1.31%
                                     ------------                  ------------
                                       2,708,723                   $ 56,139,671
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
1999
  Top I............................      105,729    $  44.721902   $  4,728,388      1.1%       10.14%      2.15%
  Top Tradition....................    1,081,114    $  44.619627   $ 48,238,951      1.1%       10.14%      2.13%
  Top Plus.........................      659,687    $  18.649833   $ 12,303,055      0.9%       10.36%      2.15%
  Investar Vision & Top Spectrum...      258,876    $  13.141868   $  3,402,119      1.4%        9.82%      2.15%
  Top Explorer.....................      615,890    $  13.301816   $  8,192,450      1.3%        9.93%      2.17%
  Oncore Flex......................          264    $  10.283878   $      2,713      1.5%        9.71%      1.32%
  Oncore & Firstar Oncore Value....       71,697    $  10.386121   $    744,652      0.9%       10.36%      2.38%
  Oncore & Firstar Oncore
     Premier.......................      192,742    $  10.300804   $  1,985,401      1.4%        9.82%      2.59%
                                     ------------                  ------------
                                       2,985,999                   $ 79,597,729
                                     ------------                  ------------
INTERNATIONAL SUBACCOUNT
2003
  Top I............................       33,316    $  15.789447   $    526,034      1.1%       31.15%      0.47%
  Top Tradition....................      823,762    $  15.789447   $ 13,006,739      1.1%       31.15%      0.46%
  Top Plus.........................      208,100    $  14.066942   $  2,927,330      0.9%       31.41%      0.46%
  Investar Vision & Top Spectrum...       50,496    $   9.329934   $    471,123      1.4%       30.76%      0.47%
  Top Explorer.....................      179,729    $   9.157148   $  1,645,807      1.3%       30.89%      0.47%
  Oncore & Firstar Oncore Flex.....       12,078    $   8.373086   $    101,127      1.5%       30.64%      1.62%
  Oncore & Firstar Oncore Value....      322,930    $   8.659624   $  2,796,456      0.9%       31.41%      0.41%
  Oncore & Firstar Oncore
     Premier.......................      468,878    $   8.420052   $  3,947,979      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Xtra.....      496,700    $   8.420052   $  4,182,239      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Lite.....      232,432    $   8.420052   $  1,957,092      1.4%       30.76%      0.47%
                                     ------------                  ------------
                                       2,828,421                   $ 31,561,926
                                     ------------                  ------------
2002
  Top I............................       37,403    $  12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition....................      933,614    $  12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus.........................      257,163    $  10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top Spectrum...       50,787    $   7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer.....................      201,956    $   6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex.....       14,067    $   6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value....       84,460    $   6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      178,571    $   6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra.....      153,208    $   6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite.....       17,662    $   6.439106   $    113,724      1.4%      -21.75%      0.20%
                                     ------------                  ------------
                                       1,928,891                   $ 19,114,910
                                     ------------                  ------------
2001
  Top I............................       41,535    $  15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition....................    1,077,389    $  15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus.........................      336,597    $  13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top Spectrum...       65,664    $   9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer.....................      246,419    $   8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex.....      423,863    $   8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value....       71,854    $   8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      140,861    $   8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra.....      538,177    $   8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite......................        5,154    $   8.228415   $     42,406      1.4%      -17.65%      0.00%     4/17/01
                                     ------------                  ------------
                                       2,947,513                   $ 34,251,000
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2000
  Top I............................       45,077    $  22.017499   $    992,485      1.1%      -23.04%      0.00%
  Top Tradition....................    1,190,355    $  22.017499   $ 26,208,645      1.1%      -23.04%      0.00%
  Top Plus.........................      405,646    $  19.499102   $  7,909,732      0.9%      -22.89%      0.00%
  Investar Vision & Top Spectrum...       81,618    $  13.126716   $  1,071,372      1.4%      -23.27%      0.00%
  Top Explorer.....................      272,567    $  12.845344   $  3,501,217      1.3%      -23.19%      0.00%
  Oncore & Firstar Oncore Flex.....       11,974    $  11.815474   $    141,475      1.5%      -23.35%      0.00%
  Oncore & Firstar Oncore Value....       66,134    $  12.003669   $    793,853      0.9%      -22.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      119,097    $  11.846556   $  1,410,888      1.4%      -23.27%      0.00%
  Oncore & Firstar Oncore Xtra.....       58,458    $  11.846556   $    692,531      1.4%      -23.27%      0.00%
                                     ------------                  ------------
                                       2,250,926                   $ 42,722,198
                                     ------------                  ------------
1999
  Top I............................       63,487    $  28.609795   $  1,816,358      1.1%       65.58%      0.00%
  Top Tradition....................    1,299,712    $  28.609795   $ 37,184,529      1.1%       65.58%      0.00%
  Top Plus.........................      457,106    $  25.287344   $ 11,558,985      0.9%       65.91%      0.00%
  Investar Vision & Top Spectrum...       90,063    $  17.107592   $  1,540,764      1.4%       65.09%      0.00%
  Top Explorer.....................      255,315    $  16.724379   $  4,269,981      1.3%       65.25%      0.00%
  Oncore Flex......................       62,643    $  15.413858   $    965,565      1.5%       64.93%      0.00%
  Oncore Value.....................        5,655    $  15.566909   $     88,031      0.9%       65.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       35,756    $  15.439196   $    552,050      1.4%       65.09%      0.00%
  Oncore Xtra......................        1,662    $  15.439196   $     25,659      1.4%       43.25%      0.00%     11/1/99
                                     ------------                  ------------
                                       2,271,399                   $ 58,001,922
                                     ------------                  ------------
CAPITAL APPRECIATION SUBACCOUNT
2003
  Top I............................       10,658    $  23.726799   $    252,889      1.1%       30.10%      0.25%
  Top Tradition....................      418,784    $  23.726799   $  9,936,415      1.1%       30.10%      0.26%
  Top Plus.........................      202,810    $  26.768431   $  5,428,904      0.9%       30.35%      0.25%
  Investar Vision & Top Spectrum...       81,920    $  17.861213   $  1,463,185      1.4%       29.71%      0.25%
  Top Explorer.....................      258,031    $  18.025307   $  4,651,085      1.3%       29.84%      0.25%
  Oncore & Firstar Oncore Flex.....       73,347    $  14.716804   $  1,079,431      1.5%       29.58%      0.25%
  Oncore & Firstar Oncore Value....      271,812    $  15.220145   $  4,137,025      0.9%       30.35%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      944,419    $  14.799258   $ 13,976,687      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Xtra.....      872,974    $  14.799258   $ 12,919,371      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Lite.....      198,357    $  14.799258   $  2,935,537      1.4%       29.71%      0.26%
                                     ------------                  ------------
                                       3,333,112                   $ 56,780,529
                                     ------------                  ------------
2002
  Top I............................       14,507    $  18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition....................      468,721    $  18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus.........................      231,188    $  20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top Spectrum...       92,584    $  13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer.....................      292,382    $  13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex.....      101,635    $  11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value....      287,639    $  11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier.......................      951,564    $  11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra.....      853,498    $  11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite.....      138,520    $  11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                     ------------                  ------------
                                       3,432,238                   $ 45,582,333
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
2001
  Top I............................       15,753    $  23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition....................      506,990    $  23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus.........................      269,879    $  25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top Spectrum...      123,301    $  17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer.....................      330,320    $  17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex.....       85,646    $  14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value....      247,596    $  14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      734,536    $  14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra.....      572,224    $  14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite.....       35,450    $  14.488811   $    513,622      1.4%        6.43%      0.51%     4/17/01
                                     ------------                  ------------
                                       2,921,695                   $ 51,384,390
                                     ------------                  ------------
2000
  Top I............................       13,446    $  21.281994   $    286,149      1.1%       30.07%      0.56%
  Top Tradition....................      438,550    $  21.281994   $  9,333,219      1.1%       30.07%      0.64%
  Top Plus.........................      281,873    $  23.867775   $  6,727,677      0.9%       30.33%      0.63%
  Investar Vision & Top Spectrum...      135,916    $  16.164315   $  2,196,987      1.4%       29.69%      0.64%
  Top Explorer.....................      267,385    $  16.264423   $  4,348,864      1.3%       29.81%      0.63%
  Oncore & Firstar Oncore Flex.....       18,770    $  13.358145   $    250,732      1.5%       29.56%      0.65%
  Oncore & Firstar Oncore Value....      115,152    $  13.570873   $  1,562,707      0.9%       30.33%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      403,515    $  13.393261   $  5,404,397      1.4%       29.69%      0.66%
  Oncore & Firstar Oncore Xtra.....       54,030    $  13.393261   $    723,643      1.4%       29.69%      0.66%
                                     ------------                  ------------
                                       1,728,637                   $ 30,834,375
                                     ------------                  ------------
1999
  Top I............................       28,664    $  16.361968   $    469,005      1.1%        5.30%      3.13%
  Top Tradition....................      536,419    $  16.361968   $  8,776,866      1.1%        5.30%      2.96%
  Top Plus.........................      386,713    $  18.313827   $  7,082,203      0.9%        5.51%      2.94%
  Investar Vision & Top Spectrum...      168,262    $  12.464184   $  2,097,255      1.4%        4.99%      2.96%
  Top Explorer.....................      318,047    $  12.529034   $  3,984,816      1.3%        5.09%      2.97%
  Oncore & Firstar Oncore Flex.....       18,630    $  10.310477   $    192,079      1.5%        4.88%      3.18%
  Oncore & Firstar Oncore Value....       88,690    $  10.412976   $    923,529      0.9%        5.51%      3.51%
  Oncore & Firstar Oncore
     Premier.......................      266,636    $  10.327441   $  2,753,666      1.4%        4.99%      3.40%
  Oncore Xtra......................        3,443    $  10.327441   $     35,559      1.4%       -0.63%      3.40%     11/1/99
                                     ------------                  ------------
                                       1,815,504                   $ 26,314,978
                                     ------------                  ------------
DISCOVERY SUBACCOUNT
  2003
  Top I............................       21,084    $  21.867330   $    461,057      1.1%       36.17%      0.00%
  Top Tradition....................      541,497    $  21.867330   $ 11,841,091      1.1%       36.17%      0.00%
  Top Plus.........................      203,338    $  28.931906   $  5,882,957      0.9%       36.44%      0.00%
  Investar Vision & Top Spectrum...       79,920    $  15.299718   $  1,222,760      1.4%       35.77%      0.00%
  Top Explorer.....................      316,662    $  18.040312   $  5,712,681      1.3%       35.90%      0.00%
  Oncore & Firstar Oncore Flex.....       26,637    $   6.727774   $    179,208      1.5%       35.63%      0.00%
  Oncore & Firstar Oncore Value....      360,171    $   6.889175   $  2,481,282      0.9%       36.44%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      769,694    $   6.754339   $  5,198,768      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Xtra.....      726,422    $   6.754339   $  4,906,500      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Lite.....       62,086    $   6.754339   $    419,349      1.4%       35.77%      0.00%
                                     ------------                  ------------
                                       3,107,511                   $ 38,305,653
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
2002
  Top I............................       27,567    $  16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition....................      605,966    $  16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus.........................      229,639    $  21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top Spectrum...       94,937    $  11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer.....................      367,097    $  13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex.....       48,398    $   4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value....      274,120    $   5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      793,400    $   4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra.....      753,989    $   4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite.....       61,177    $   4.974966   $    304,354      1.4%      -33.67%      0.00%
                                     ------------                  ------------
                                       3,256,290                   $ 30,613,064
                                     ------------                  ------------
2001
  Top I............................       29,355    $  24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition....................      679,746    $  24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus.........................      271,408    $  31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top Spectrum...      129,693    $  16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer.....................      418,403    $  19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex.....       47,002    $   7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value....      212,203    $   7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      768,394    $   7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      733,425    $   7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite.....       24,306    $   7.500015   $    182,298      1.4%        1.79%      0.00%     4/17/01
                                     ------------                  ------------
                                       3,313,935                   $ 49,722,825
                                     ------------                  ------------
2000
  Top I............................       33,202    $  29.893355   $    992,528      1.1%      -12.18%      0.00%
  Top Tradition....................      755,719    $  29.893355   $ 22,590,988      1.1%      -12.18%      0.00%
  Top Plus.........................      312,326    $  39.316003   $ 12,279,391      0.9%      -12.01%      0.00%
  Investar Vision & Top Spectrum...      143,410    $  21.102720   $  3,026,334      1.4%      -12.44%      0.00%
  Top Explorer.....................      459,912    $  24.808899   $ 11,409,912      1.3%      -12.36%      0.00%
  Oncore & Firstar Oncore Flex.....       55,063    $   9.307111   $    512,480      1.5%       -6.93%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....      150,841    $   9.361794   $  1,412,140      0.9%       -6.38%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      469,201    $   9.316177   $  4,371,160      1.4%       -6.84%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      407,438    $   9.316177   $  3,795,764      1.4%       -6.84%      0.00%      1/4/00
                                     ------------                  ------------
                                       2,787,112                   $ 60,390,697
                                     ------------                  ------------
1999
  Top I............................       47,967    $  34.040041   $  1,632,802      1.1%      104.21%      0.00%
  Top Tradition....................      776,054    $  34.040041   $ 26,416,934      1.1%      104.21%      0.00%
  Top Plus.........................      343,325    $  44.681338   $ 15,340,212      0.9%      104.62%      0.00%
  Investar Vision & Top Spectrum...      148,302    $  24.101318   $  3,574,276      1.4%      103.61%      0.00%
  Top Explorer.....................      404,961    $  28.306164   $ 11,462,892      1.3%      103.81%      0.00%
                                     ------------                  ------------
                                       1,720,609                   $ 58,427,116
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT
2003
  Top I............................        4,373    $  16.170236   $     70,710      1.1%       52.24%      0.17%
  Top Tradition....................      131,050    $  16.170236   $  2,119,102      1.1%       52.24%      0.22%
  Top Plus.........................       57,050    $  17.549014   $  1,001,163      0.9%       52.54%      0.22%
  Investar Vision & Top Spectrum...       25,391    $  14.139164   $    359,011      1.4%       51.79%      0.23%
  Top Explorer.....................       92,568    $  13.859543   $  1,282,954      1.3%       51.94%      0.22%
  Oncore Flex......................       12,896    $   9.169918   $    118,253      1.5%       51.64%      0.20%
  Oncore & Firstar Oncore Value....       62,867    $   9.408776   $    591,500      0.9%       52.54%      0.22%
  Oncore & Firstar Oncore
     Premier.......................      224,145    $   9.209200   $  2,064,211      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Xtra.....      173,575    $   9.209200   $  1,598,485      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Lite.....       23,495    $   9.209200   $    216,369      1.4%       51.79%      0.21%
                                     ------------                  ------------
                                         807,410                   $  9,421,757
                                     ------------                  ------------
2002
  Top I............................        2,198    $  10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition....................      134,150    $  10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus.........................       74,427    $  11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top Spectrum...       24,648    $   9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer.....................       97,436    $   9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex......................       12,122    $   6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value....       52,385    $   6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      198,627    $   6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra.....      135,773    $   6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite......................        5,370    $   6.066974   $     32,582      1.4%      -16.18%      0.00%
                                     ------------                  ------------
                                         737,136                   $  5,880,581
                                     ------------                  ------------
2001
  Top I............................        1,074    $  12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition....................      148,637    $  12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus.........................       95,273    $  13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top Spectrum...       28,137    $  11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer.....................      110,579    $  10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex.....       24,799    $   7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value....       55,262    $   7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      218,498    $   7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       96,639    $   7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite......................          462    $   7.238439   $      3,344      1.4%      -16.18%      0.00%     4/17/01
                                     ------------                  ------------
                                         779,360                   $  7,575,907
                                     ------------                  ------------
2000
  Top I............................        3,990    $  18.062290   $     72,073      1.1%      -31.03%      0.00%
  Top Tradition....................      174,381    $  18.062290   $  3,149,720      1.1%      -31.03%      0.00%
  Top Plus.........................      108,743    $  19.486046   $  2,118,963      0.9%      -30.89%      0.00%
  Investar Vision & Top Spectrum...       29,995    $  15.935073   $    477,965      1.4%      -31.23%      0.00%
  Top Explorer.....................      116,395    $  15.573608   $  1,812,693      1.3%      -31.16%      0.00%
  Oncore Flex......................       26,179    $  10.365343   $    271,349      1.5%      -31.30%      0.00%
  Oncore Value.....................       48,950    $  10.447321   $    511,394      0.9%      -30.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      197,934    $  10.378919   $  2,054,350      1.4%      -31.23%      0.00%
  Oncore & Firstar Oncore Xtra.....       76,331    $  10.378919   $    792,233      1.4%      -31.23%      0.00%
                                     ------------                  ------------
                                         782,898                   $ 11,260,740
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
1999
  Top I............................          231    $  26.188124   $      6,049      1.1%      106.25%      0.00%
  Top Tradition....................      157,347    $  26.188124   $  4,120,621      1.1%      106.25%      0.00%
  Top Plus.........................      120,355    $  28.196610   $  3,393,612      0.9%      106.65%      0.00%
  Investar Vision & Top Spectrum...       29,582    $  23.172470   $    685,488      1.4%      105.64%      0.00%
  Top Explorer.....................      164,036    $  22.624490   $  3,711,241      1.3%      105.84%      0.00%
  Oncore Flex......................          108    $  15.087923   $      1,622      1.5%       50.88%      0.00%      9/1/99
  Oncore Value.....................        5,267    $  15.117443   $     79,623      0.9%       51.17%      0.00%      9/1/99
  Oncore Premier...................        1,315    $  15.092821   $     19,848      1.4%       50.93%      0.00%      9/1/99
                                     ------------                  ------------
                                         478,241                   $ 12,018,104
                                     ------------                  ------------
AGGRESSIVE GROWTH SUBACCOUNT
2003
  Top I............................          422    $   5.840646   $      2,466      1.1%       30.06%      0.00%
  Top Tradition....................      212,331    $   5.840646   $  1,240,151      1.1%       30.06%      0.00%
  Top Plus.........................       46,881    $   7.126951   $    334,120      0.9%       30.32%      0.00%
  Investar Vision & Top Spectrum...       32,512    $   5.493122   $    178,594      1.4%       29.68%      0.00%
  Top Explorer.....................       78,758    $   6.141509   $    483,694      1.3%       29.80%      0.00%
  Oncore Flex......................       24,163    $   4.677618   $    113,024      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....       68,946    $   4.789877   $    330,244      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      197,271    $   4.696098   $    926,400      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....      239,688    $   4.696098   $  1,125,598      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....        7,553    $   4.696098   $     35,468      1.4%       29.68%      0.00%
                                     ------------                  ------------
                                         908,525                   $  4,769,759
                                     ------------                  ------------
2002
  Top I............................          422    $   4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition....................      214,617    $   4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus.........................       69,054    $   5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top Spectrum...       45,864    $   4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer.....................       96,543    $   4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex......................       32,552    $   3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value....       76,997    $   3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,910    $   3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra.....      279,017    $   3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite.....        3,972    $   3.621377   $     14,383      1.4%      -28.91%      0.00%
                                     ------------                  ------------
                                       1,029,948                   $  4,183,506
                                     ------------                  ------------
2001
  Top I............................          423    $   6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition....................      220,085    $   6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus.........................       80,930    $   7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top Spectrum...       67,253    $   5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer.....................      100,958    $   6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex......................       57,060    $   5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value....      140,922    $   5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier.......................      272,824    $   5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra.....      257,022    $   5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite.....        4,818    $   5.094282   $     24,546      1.4%      -11.64%      1.13%     4/17/01
                                     ------------                  ------------
                                       1,202,295                   $  6,819,269
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I............................          628    $   9.339276   $      5,869      1.1%      -28.13%      0.00%
  Top Tradition....................      241,489    $   9.339276   $  2,255,337      1.1%      -28.13%      0.00%
  Top Plus.........................       90,624    $  11.328412   $  1,026,621      0.9%      -27.99%      0.00%
  Investar Vision & Top Spectrum...       84,382    $   8.862361   $    747,822      1.4%      -28.35%      0.00%
  Top Explorer.....................      115,261    $   9.879018   $  1,138,669      1.3%      -28.28%      0.00%
  Oncore Flex......................      112,492    $   7.569085   $    851,462      1.5%      -24.31%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....      112,907    $   7.613596   $    859,628      0.9%      -23.86%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      216,393    $   7.576461   $  1,639,490      1.4%      -24.24%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      213,185    $   7.576461   $  1,615,186      1.4%      -24.24%      0.00%      1/4/00
                                     ------------                  ------------
                                       1,187,361                   $ 10,140,084
                                     ------------                  ------------
1999
  Top Tradition....................      191,692    $  12.995269   $  2,491,084      1.1%        4.61%      0.00%
  Top Plus.........................       98,740    $  15.731920   $  1,553,372      0.9%        4.81%      0.00%
  Investar Vision & Top Spectrum...       91,755    $  12.368283   $  1,134,836      1.4%        4.30%      0.00%
  Top Explorer.....................       85,202    $  13.773504   $  1,173,532      1.3%        4.40%      0.00%
                                     ------------                  ------------
                                         467,389                   $  6,352,824
                                     ------------                  ------------
SMALL CAP GROWTH SUBACCOUNT
2003
  Top I............................       13,349    $   7.003370   $     93,489      1.1%       43.77%      0.00%
  Top Tradition....................      151,471    $  10.372684   $  1,571,165      1.1%       43.77%      0.00%
  Top Plus.........................       76,690    $  10.517403   $    806,577      0.9%       44.05%      0.00%
  Investar Vision & Top Spectrum...        2,693    $   6.917226   $     18,628      1.4%       43.34%      0.00%
  Top Explorer.....................      100,526    $  12.139983   $  1,220,389      1.3%       43.48%      0.00%
  Oncore Flex......................        5,613    $   4.598419   $     25,810      1.5%       43.20%      0.00%
  Oncore & Firstar Oncore Value....       95,546    $   4.699759   $    449,042      0.9%       44.05%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      186,335    $   4.615120   $    859,956      1.4%       43.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      173,566    $   4.615120   $    801,026      1.4%       43.34%      0.00%
  Oncore Lite......................       33,717    $   4.615120   $    155,609      1.4%       43.34%      0.00%
                                     ------------                  ------------
                                         839,506                   $  6,001,691
                                     ------------                  ------------
2002
  Top I............................        3,365    $   4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition....................      174,699    $   7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus.........................       84,761    $   7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum.....................        2,950    $   4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer.....................      105,060    $   8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex......................        5,620    $   3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value....       67,854    $   3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      141,646    $   3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      124,440    $   3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite......................        4,883    $   3.219625   $     15,720      1.4%      -30.10%      0.00%
                                     ------------                  ------------
                                         715,278                   $  3,910,641
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................        5,020    $   6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition....................      201,045    $  10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus.........................       91,360    $  10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum.....................        3,437    $   6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer.....................      128,754    $  12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex......................       12,441    $   4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value....       63,172    $   4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      208,184    $   4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      108,841    $   4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite......................        4,469    $   4.606304   $     20,577      1.4%      -10.08%      0.00%     4/17/01
                                     ------------                  ------------
                                         826,723                   $  6,465,820
                                     ------------                  ------------
2000
  Top I............................       11,912    $  11.612578   $    138,335      1.1%      -17.77%      0.00%
  Top Tradition....................      251,363    $  17.199343   $  4,323,280      1.1%      -17.77%      0.00%
  Top Plus.........................      119,766    $  17.335694   $  2,076,222      0.9%      -17.61%      0.00%
  Investar Vision & Top Spectrum...        4,530    $  11.572586   $     52,419      1.4%      -18.02%      0.00%
  Top Explorer.....................      147,773    $  20.250022   $  2,992,413      1.3%      -17.94%      0.00%
  Oncore Flex......................       17,124    $   7.716092   $    132,132      1.5%      -22.84%      0.00%      5/1/00
  Oncore Value.....................       54,345    $   7.746548   $    420,986      0.9%      -22.53%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      138,627    $   7.721140   $  1,070,358      1.4%      -22.79%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....       34,647    $   7.721140   $    267,514      1.4%      -22.79%      0.00%      5/1/00
                                     ------------                  ------------
                                         780,087                   $ 11,473,659
                                     ------------                  ------------
1999
  Top I............................          784    $  14.122842   $     11,057      1.1%       41.23%      0.00%     11/1/99
  Top Tradition....................      202,849    $  20.917283   $  4,243,056      1.1%      102.72%      0.00%
  Top Plus.........................      110,748    $  21.041443   $  2,330,303      0.9%      103.12%      0.00%
  Top Spectrum.....................        1,003    $  14.116011   $     14,161      1.4%       41.16%      0.00%     11/1/99
  Top Explorer.....................      122,649    $  24.676170   $  3,026,504      1.3%      102.32%      0.00%
                                     ------------                  ------------
                                         438,033                   $  9,625,081
                                     ------------                  ------------
MID CAP OPPORTUNITY SUBACCOUNT
2003
  Top I............................        7,168    $  10.967734   $     78,614      1.1%       44.75%      0.04%
  Top Tradition....................      582,520    $  19.093264   $ 11,122,204      1.1%       44.75%      0.04%
  Top Plus.........................      267,784    $  19.359387   $  5,184,130      0.9%       45.04%      0.04%
  Investar Vision & Top Spectrum...        4,665    $  12.217876   $     57,000      1.4%       44.32%      0.04%
  Top Explorer.....................      454,152    $  19.111464   $  8,679,515      1.3%       44.47%      0.04%
  Oncore & Firstar Oncore Flex.....       13,825    $  12.149723   $    167,969      1.5%       44.18%      0.04%
  Oncore & Firstar Oncore Value....      299,086    $  12.565438   $  3,758,150      0.9%       45.04%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      738,274    $  12.217876   $  9,020,134      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Xtra.....      387,378    $  12.217876   $  4,732,941      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Lite.....       47,347    $  12.217876   $    578,480      1.4%       44.32%      0.04%
                                     ------------                  ------------
                                       2,802,199                   $ 43,379,137
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2002
  Top I............................       18,199    $   7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition....................      616,115    $  13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus.........................      300,119    $  13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top Spectrum...        3,301    $   8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer.....................      522,652    $  13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex.....       21,042    $   8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value....      294,737    $   8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      794,097    $   8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra.....      376,288    $   8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite.....       29,735    $   8.465667   $    251,730      1.4%      -26.66%      0.00%
                                     ------------                  ------------
                                       2,976,285                   $ 32,103,494
                                     ------------                  ------------
2001
  Top I............................       16,457    $  10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition....................      694,773    $  17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus.........................      363,743    $  18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top Spectrum...        5,613    $  11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer.....................      603,213    $  18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex.....       27,193    $  11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value....      304,951    $  11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      944,476    $  11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra.....      461,170    $  11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite.....       15,551    $  11.542658   $    179,500      1.4%       -7.94%      1.30%     4/17/01
                                     ------------                  ------------
                                       3,437,140                   $ 50,450,978
                                     ------------                  ------------
2000
  Top I............................       16,864    $  11.965743   $    201,784      1.1%       -9.43%      0.00%
  Top Tradition....................      737,706    $  20.830667   $ 15,366,908      1.1%       -9.43%      0.00%
  Top Plus.........................      392,942    $  20.995669   $  8,250,089      0.9%       -9.25%      0.00%
  Investar Vision & Top Spectrum...        6,600    $  13.449095   $     88,763      1.4%       -9.70%      0.00%
  Top Explorer.....................      645,124    $  20.974918   $ 13,531,428      1.3%       -9.61%      0.00%
  Oncore & Firstar Oncore Flex.....       24,474    $  13.413788   $    328,288      1.5%       -9.79%      0.00%
  Oncore & Firstar Oncore Value....      285,102    $  13.627481   $  3,885,229      0.9%       -9.25%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      810,776    $  13.449095   $ 10,904,207      1.4%       -9.70%      0.00%
  Oncore & Firstar Oncore Xtra.....      330,940    $  13.449095   $  4,450,838      1.4%       -9.70%      0.00%
                                     ------------                  ------------
                                       3,250,528                   $ 57,007,534
                                     ------------                  ------------
1999
  Top I............................        1,630    $  13.191296   $     21,497      1.1%       31.91%      0.00%     11/1/99
  Top Tradition....................      756,196    $  22.964177   $ 17,365,444      1.1%       60.48%      0.21%
  Top Plus.........................      408,286    $  23.100411   $  9,431,576      0.9%       60.80%      0.22%
  Investar Vision..................          240    $  14.870514   $      3,573      1.4%       31.85%      0.17%     11/1/99
  Top Explorer.....................      617,635    $  23.168879   $ 14,309,911      1.3%       60.17%      0.23%
  Oncore & Firstar Oncore Flex.....        8,452    $  14.846078   $    125,480      1.5%       59.85%      0.20%
  Oncore & Firstar Oncore Value....      129,893    $  14.993591   $  1,947,557      0.9%       60.80%      0.15%
  Oncore & Firstar Oncore
     Premier.......................      394,940    $  14.870514   $  5,872,954      1.4%       60.01%      0.17%
  Oncore Xtra......................        2,199    $  14.870514   $     32,702      1.4%       31.85%      0.17%     11/1/99
                                     ------------                  ------------
                                       2,319,471                   $ 49,110,694
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT
2003
  Top I............................       10,513    $   8.224458   $     86,462      1.1%       26.45%      1.15%
  Top Tradition....................      986,495    $  15.437040   $ 15,228,556      1.1%       26.45%      1.20%
  Top Plus.........................      386,328    $  15.652148   $  6,046,868      0.9%       26.70%      1.18%
  Investar Vision & Top Spectrum...      160,544    $  10.394851   $  1,668,828      1.4%       26.08%      1.18%
  Top Explorer.....................      824,604    $  14.875317   $ 12,266,244      1.3%       26.20%      1.20%
  Oncore & Firstar Oncore Flex.....      129,328    $  10.053229   $  1,300,164      1.5%       25.95%      1.11%
  Oncore & Firstar Oncore Value....      664,592    $  10.397150   $  6,909,862      0.9%       26.70%      1.24%
  Oncore & Firstar Oncore
     Premier.......................    2,952,652    $  10.109565   $ 29,850,032      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Xtra.....    1,741,329    $  10.109565   $ 17,604,081      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Lite.....      313,876    $  10.109565   $  3,173,153      1.4%       26.08%      1.24%
                                     ------------                  ------------
                                       8,170,261                   $ 94,134,249
                                     ------------                  ------------
2002
  Top I............................       18,843    $   6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition....................    1,062,848    $  12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus.........................      454,870    $  12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top Spectrum...      189,257    $   8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer.....................      888,209    $  11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex.....      243,608    $   7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value....      598,915    $   8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier.......................    2,645,161    $   8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra.....    1,486,199    $   8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite.....      128,490    $   8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                     ------------                  ------------
                                       7,716,400                   $ 71,764,615
                                     ------------                  ------------
2001
  Top I............................       13,014    $   8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition....................    1,203,210    $  15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus.........................      568,161    $  16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top Spectrum...      261,808    $  10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer.....................    1,009,929    $  15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex.....      267,760    $  10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value....      662,230    $  10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier.......................    2,803,334    $  10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra.....    1,463,282    $  10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite.....       38,672    $  10.509245   $    406,397      1.4%       -4.95%      2.09%     4/17/01
                                     ------------                  ------------
                                       8,291,400                   $102,009,466
                                     ------------                  ------------
2000
  Top I............................       11,098    $   9.914556   $    110,030      1.1%      -10.63%      3.21%
  Top Tradition....................    1,352,791    $  18.609337   $ 25,174,553      1.1%      -10.63%      3.06%
  Top Plus.........................      643,310    $  18.756672   $ 12,066,352      0.9%      -10.45%      3.08%
  Investar Vision & Top Spectrum...      319,015    $  12.643266   $  4,033,395      1.4%      -10.89%      3.09%
  Top Explorer.....................    1,087,800    $  18.039198   $ 19,623,045      1.3%      -10.81%      3.09%
  Oncore & Firstar Oncore Flex.....      248,461    $  12.264063   $  3,047,147      1.5%      -10.98%      3.27%
  Oncore & Firstar Oncore Value....      622,336    $  12.459375   $  7,753,913      0.9%      -10.45%      3.30%
  Oncore & Firstar Oncore
     Premier.......................    2,439,899    $  12.296307   $ 30,001,732      1.4%      -10.89%      3.38%
  Oncore & Firstar Oncore Xtra.....      546,889    $  12.296307   $  6,724,719      1.4%      -10.89%      3.38%
                                     ------------                  ------------
                                       7,271,599                   $108,534,886
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
1999
  Top I............................        4,722    $  11.093933   $     52,391      1.1%       10.94%      0.91%     11/1/99
  Top Tradition....................    1,516,466    $  20.822980   $ 31,577,346      1.1%       24.26%      2.61%
  Top Plus.........................      682,513    $  20.946479   $ 14,296,240      0.9%       24.51%      2.48%
  Investar Vision & Top Spectrum...      324,817    $  14.189120   $  4,608,872      1.4%       23.89%      5.84%
  Top Explorer.....................    1,108,627    $  20.224865   $ 22,421,833      1.3%       24.02%      1.89%
  Oncore & Firstar Oncore Flex.....      168,968    $  13.777077   $  2,327,880      1.5%       23.77%      2.88%
  Oncore & Firstar Oncore Value....      382,424    $  13.913990   $  5,321,045      0.9%       24.51%      2.87%
  Oncore & Firstar Oncore
     Premier.......................    1,489,674    $  13.799740   $ 20,557,105      1.4%       23.89%      3.00%
  Oncore Xtra......................       19,198    $  13.799740   $    264,928      1.4%       10.89%      3.00%     11/1/99
                                     ------------                  ------------
                                       5,697,409                   $101,427,640
                                     ------------                  ------------
SOCIAL AWARENESS SUBACCOUNT (NOTE
  5)
2002
  Top Tradition....................       20,531    $   5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus.........................       15,048    $   5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer.....................       50,017    $   5.684032   $    284,294      1.3%      -29.24%      0.00%
                                     ------------                  ------------
                                          85,596                   $    476,974
                                     ------------                  ------------
2001
  Top Tradition....................       21,057    $   7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus.........................       16,390    $   7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer.....................       53,593    $   8.032375   $    430,478      1.3%      -20.82%      0.00%
                                     ------------                  ------------
                                          91,040                   $    716,292
                                     ------------                  ------------
2000
  Top Tradition....................       21,518    $   9.577874   $    206,094      1.1%      -13.73%      0.00%
  Top Plus.........................       19,612    $   9.653780   $    189,325      0.9%      -13.56%      0.00%
  Top Explorer.....................       59,733    $  10.143870   $    605,933      1.3%      -13.90%      0.00%
                                     ------------                  ------------
                                         100,863                   $  1,001,352
                                     ------------                  ------------
1999
  Top Tradition....................       25,584    $  11.102565   $    284,044      1.1%       16.41%      0.47%
  Top Plus.........................       26,823    $  11.168486   $    299,579      0.9%       16.64%      0.41%
  Top Explorer.....................       60,486    $  11.781890   $    712,646      1.3%       16.18%      0.45%
                                     ------------                  ------------
                                         112,893                   $  1,296,269
                                     ------------                  ------------
FIRSTAR GROWTH & INCOME SUBACCOUNT
  (NOTE 5)
2000
  Investar Vision & Top Spectrum...       94,714    $  11.318949   $  1,072,062      1.4%        2.71%      0.02%
  Firstar Oncore Flex..............        5,963    $  10.224576   $     60,971      1.5%        2.61%      0.02%
  Firstar Oncore Value.............        2,643    $  10.340988   $     27,332      0.9%        3.22%      0.02%
  Firstar Oncore Premier...........       59,395    $  10.243841   $    608,432      1.4%        2.71%      0.05%
  Firstar Oncore Xtra..............       55,871    $  10.243841   $    572,334      1.4%        2.71%      0.05%
                                     ------------                  ------------
                                         218,586                   $  2,341,131
                                     ------------                  ------------
1999
  Investar Vision & Top Spectrum...       99,834    $  11.020029   $  1,100,179      1.4%        0.36%      1.24%
  Firstar Oncore Flex..............        3,709    $   9.964343   $     36,955      1.5%       -0.36%      0.12%      1/3/99
  Firstar Oncore Value.............        1,820    $  10.018395   $     18,238      0.9%        0.18%      0.05%      1/3/99
  Firstar Oncore Premier...........        5,601    $   9.973311   $     55,863      1.4%       -0.27%      0.60%      1/3/99
                                     ------------                  ------------
                                         110,964                   $  1,211,235
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
RELATIVE VALUE SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum...      508,130    $  15.071414   $  7,658,243      1.4%       -5.55%      0.94%
  Firstar Oncore Flex..............       19,072    $  10.016180   $    191,026      1.5%       -5.64%      1.00%
  Firstar Oncore Value.............       43,218    $  10.130181   $    437,805      0.9%       -5.08%      0.97%
  Firstar Oncore Premier...........      265,284    $  10.035045   $  2,662,140      1.4%       -5.55%      1.05%
  Firstar Oncore Xtra..............       14,497    $  10.035045   $    145,480      1.4%       -5.55%      1.05%
                                     ------------                  ------------
                                         850,201                   $ 11,094,694
                                     ------------                  ------------
1999
  Investar Vision & Top Spectrum...      630,191    $  15.956711   $ 10,055,771      1.4%        5.95%      0.82%
  Firstar Oncore Flex..............       10,857    $  10.614952   $    115,244      1.5%        6.15%      0.78%      1/3/99
  Firstar Oncore Value.............       39,250    $  10.672522   $    418,893      0.9%        6.73%      0.76%      1/3/99
  Firstar Oncore Premier...........      121,452    $  10.624504   $  1,290,362      1.4%        6.25%      0.93%      1/3/99
                                     ------------                  ------------
                                         801,750                   $ 11,880,270
                                     ------------                  ------------
BLUE CHIP SUBACCOUNT
2003
  Top I............................        1,543    $   9.788494   $     15,100      1.1%       25.21%      1.35%
  Top Tradition....................       57,233    $   9.788494   $    560,226      1.1%       25.21%      1.37%
  Top Plus.........................        9,843    $   9.869589   $     97,150      0.9%       25.45%      1.45%
  Investar Vision & Top Spectrum...        5,708    $   9.896131   $     56,486      1.4%       24.84%      1.43%
  Top Explorer.....................       36,165    $   9.708148   $    351,100      1.3%       24.96%      1.39%
  Oncore & Firstar Oncore Flex.....       77,873    $   9.840980   $    766,351      1.5%       24.71%      1.52%
  Oncore & Firstar Oncore Value....      134,460    $  10.177576   $  1,368,474      0.9%       25.45%      1.40%
  Oncore & Firstar Oncore
     Premier.......................      835,051    $   9.896131   $  8,263,770      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Xtra.....      970,247    $   9.896131   $  9,601,690      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Lite.....      160,032    $   9.896131   $  1,583,696      1.4%       24.84%      1.43%
                                     ------------                  ------------
                                       2,288,155                   $ 22,664,043
                                     ------------                  ------------
2002
  Top I............................        1,543    $   7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition....................       47,593    $   7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus.........................        2,729    $   7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision..................          198    $   7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer.....................       22,003    $   7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex......................       25,179    $   7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value....       76,041    $   8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier.......................      396,963    $   7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra.....      474,853    $   7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite.....       30,308    $   7.927309   $    240,263      1.4%      -20.54%      0.94%
                                     ------------                  ------------
                                       1,077,410                   $  8,545,112
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,544    $   9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition....................       42,464    $   9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus.........................        6,350    $   9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision..................          198    $   9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer.....................       29,931    $   9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex......................       27,221    $   9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value....       76,008    $  10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier.......................      377,958    $   9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra.....      261,426    $   9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite.....        9,624    $   9.976974   $     96,017      1.4%       -2.03%      0.67%     4/17/01
                                     ------------                  ------------
                                         832,724                   $  8,306,587
                                     ------------                  ------------
2000
  Top Tradition....................       10,270    $  10.356214   $    106,358      1.1%       -0.02%      0.65%
  Top Plus.........................          581    $  10.380054   $      6,029      0.9%        0.17%      0.51%
  Top Explorer.....................       11,343    $  10.332472   $    117,199      1.3%       -0.22%      0.63%
  Oncore & Firstar Oncore Flex.....       23,516    $  10.536154   $    247,764      1.5%       -0.42%      0.56%
  Oncore & Firstar Oncore Value....       76,020    $  10.703991   $    813,712      0.9%        0.17%      0.54%
  Oncore & Firstar Oncore
     Premier.......................      300,101    $  10.563874   $  3,170,244      1.4%       -0.32%      0.61%
  Oncore & Firstar Oncore Xtra.....       64,820    $  10.563874   $    684,753      1.4%       -0.32%      0.61%
                                     ------------                  ------------
                                         486,651                   $  5,146,059
                                     ------------                  ------------
1999
  Top Tradition....................          699    $  10.358691   $      7,243      1.1%        3.59%      0.01%     11/1/99
  Oncore & Firstar Oncore Flex.....       17,773    $  10.580255   $    188,044      1.5%        4.40%      0.50%
  Oncore & Firstar Oncore Value....       58,612    $  10.685458   $    626,293      0.9%        5.02%      0.52%
  Oncore & Firstar Oncore
     Premier.......................      188,358    $  10.597676   $  1,996,165      1.4%        4.50%      0.58%
                                     ------------                  ------------
                                         265,442                   $  2,817,745
                                     ------------                  ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2002
  Top Tradition....................       10,408    $   6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus.........................       11,034    $   6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top Spectrum...        4,484    $   7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer.....................       10,580    $   6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex.....       23,385    $   7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value....       66,432    $   7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      505,254    $   7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra.....      399,504    $   7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite.....       81,631    $   7.194067   $    587,256      1.4%      -21.97%      1.38%
                                     ------------                  ------------
                                       1,112,712                   $  7,991,438
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Top Tradition....................       11,904    $   8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus.........................       11,174    $   8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top Spectrum...        4,485    $   9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer.....................       14,443    $   8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex.....       13,322    $   9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value....       90,357    $   9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      516,754    $   9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra.....      302,814    $   9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite.....       36,875    $   9.219791   $    339,979      1.4%       -4.10%      1.48%     4/17/01
                                     ------------                  ------------
                                       1,002,128                   $  9,217,294
                                     ------------                  ------------
2000
  Top Tradition....................        9,063    $   9.446303   $     85,608      1.1%      -13.44%      1.30%
  Top Plus.........................        9,822    $   9.468049   $     92,991      0.9%      -13.27%      1.47%
  Top Spectrum.....................          355    $  10.603247   $      3,769      1.4%      -13.70%      1.42%
  Top Explorer.....................       14,934    $   9.424613   $    140,748      1.3%      -13.61%      1.48%
  Oncore & Firstar Oncore Flex.....       10,884    $  10.575427   $    115,103      1.5%      -13.78%      1.19%
  Oncore & Firstar Oncore Value....       84,515    $  10.743908   $    908,019      0.9%      -13.27%      1.35%
  Oncore & Firstar Oncore
     Premier.......................      378,608    $  10.603247   $  4,014,477      1.4%      -13.70%      1.42%
  Oncore & Firstar Oncore Xtra.....      136,802    $  10.603247   $  1,450,549      1.4%      -13.70%      1.42%
                                     ------------                  ------------
                                         644,983                   $  6,811,264
                                     ------------                  ------------
1999
  Top Tradition....................        1,550    $  10.913281   $     16,910      1.1%        9.13%      0.20%     11/1/99
  Top Plus.........................          179    $  10.916683   $      1,956      0.9%        9.17%      0.19%     11/1/99
  Top Explorer.....................          390    $  10.909733   $      4,252      1.3%        9.10%      0.20%     11/1/99
  Oncore & Firstar Oncore Flex.....        6,924    $  12.266014   $     84,927      1.5%       16.94%      0.82%
  Oncore & Firstar Oncore Value....       23,261    $  12.387932   $    288,161      0.9%       17.64%      1.19%
  Oncore & Firstar Oncore
     Premier.......................      135,938    $  12.286197   $  1,670,172      1.4%       17.06%      1.17%
                                     ------------                  ------------
                                         168,242                   $  2,066,378
                                     ------------                  ------------
HIGH INCOME BOND SUBACCOUNT
2003
  Top I............................        2,432    $  12.171803   $     29,597      1.1%       21.45%      8.13%
  Top Tradition....................       36,128    $  12.171803   $    439,745      1.1%       21.45%      7.84%
  Top Plus.........................        6,539    $  12.272560   $     80,249      0.9%       21.69%      7.91%
  Investar Vision & Top Spectrum...        4,594    $  11.638098   $     53,463      1.4%       21.09%      7.77%
  Top Explorer.....................       27,234    $  12.071928   $    328,770      1.3%       21.21%      7.72%
  Oncore & Firstar Oncore Flex.....       24,151    $  11.573251   $    279,506      1.5%       20.97%      8.85%
  Oncore & Firstar Oncore Value....      203,555    $  11.968977   $  2,436,345      0.9%       21.69%      7.73%
  Oncore & Firstar Oncore
     Premier.......................      715,211    $  11.638098   $  8,323,702      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Xtra.....      658,534    $  11.638098   $  7,664,084      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Lite.....      270,586    $  11.638098   $  3,149,101      1.4%       21.09%      7.77%
                                     ------------                  ------------
                                       1,948,964                   $ 22,784,562
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,413    $  10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition....................       27,079    $  10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus.........................        1,748    $  10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top Spectrum...          499    $   9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer.....................       26,410    $   9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex.....       20,238    $   9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value....      165,141    $   9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier.......................      681,899    $   9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra.....      514,987    $   9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite.....      113,924    $   9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                     ------------                  ------------
                                       1,554,338                   $ 14,996,962
                                     ------------                  ------------
2001
  Top Tradition....................       20,599    $   9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus.........................        1,024    $   9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer.....................       26,382    $   9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex.....       19,112    $   9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value....      108,594    $   9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier.......................      649,708    $   9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra.....      276,289    $   9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite.....       24,855    $   9.375706   $    233,030      1.4%        0.40%     13.19%     4/17/01
                                     ------------                  ------------
                                       1,126,563                   $ 10,597,124
                                     ------------                  ------------
2000
  Top Tradition....................        2,313    $   9.451224   $     21,860      1.1%       -8.11%      8.41%
  Top Plus.........................        5,564    $   9.472975   $     52,712      0.9%       -7.93%      6.77%
  Top Explorer.....................        4,941    $   9.429528   $     46,587      1.3%       -8.29%      7.13%
  Oncore & Firstar Oncore Flex.....       16,249    $   9.093761   $    147,765      1.5%       -8.47%      6.91%
  Oncore & Firstar Oncore Value....       80,540    $   9.238645   $    744,082      0.9%       -7.93%      6.95%
  Oncore & Firstar Oncore
     Premier.......................      380,980    $   9.117674   $  3,473,649      1.4%       -8.38%      7.08%
  Oncore & Firstar Oncore Xtra.....       63,827    $   9.117674   $    581,955      1.4%       -8.38%      7.08%
                                     ------------                  ------------
                                         554,414                   $  5,068,610
                                     ------------                  ------------
1999
  Top Tradition....................        1,173    $  10.285653   $     12,060      1.1%        2.86%      1.80%     11/1/99
  Oncore & Firstar Oncore Flex.....       12,856    $   9.935713   $    127,738      1.5%        0.54%      7.64%
  Oncore & Firstar Oncore Value....       43,953    $  10.034493   $    441,043      0.9%        1.14%      6.72%
  Oncore & Firstar Oncore
     Premier.......................      195,022    $   9.952059   $  1,940,881      1.4%        0.64%      7.46%
  Oncore Xtra......................        3,058    $   9.952059   $     30,430      1.4%        2.81%      7.46%     11/1/99
                                     ------------                  ------------
                                         256,062                   $  2,552,152
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
2003
  Top I............................        3,201    $   6.968653   $     22,303      1.1%       38.58%      0.00%
  Top Tradition....................      114,522    $   6.968653   $    798,061      1.1%       38.58%      0.00%
  Top Plus.........................       44,349    $   7.026460   $    311,619      0.9%       38.85%      0.00%
  Investar Vision & Top Spectrum...        2,472    $  15.009966   $     37,101      1.4%       38.17%      0.00%
  Top Explorer.....................      118,213    $   6.911348   $    817,008      1.3%       38.30%      0.00%
  Oncore & Firstar Oncore Flex.....       21,129    $  14.926259   $    315,376      1.5%       38.03%      0.00%
  Oncore & Firstar Oncore Value....      216,887    $  15.437146   $  3,348,118      0.9%       38.85%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      508,996    $  15.009966   $  7,640,028      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Xtra.....      328,439    $  15.009966   $  4,929,855      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Lite.....      118,677    $  15.009966   $  1,781,339      1.4%       38.17%      0.00%
                                     ------------                  ------------
                                       1,476,885                   $ 20,000,808
                                     ------------                  ------------
2002
  Top I............................        4,269    $   5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition....................      139,042    $   5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus.........................       46,297    $   5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top Spectrum...        2,916    $  10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer.....................      123,131    $   4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex.....       28,289    $  10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value....      226,829    $  11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      572,349    $  10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      337,868    $  10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite.....      107,337    $  10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                     ------------                  ------------
                                       1,588,327                   $ 15,484,124
                                     ------------                  ------------
2001
  Top I............................        3,639    $   8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition....................      153,164    $   8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus.........................       53,979    $   8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top Spectrum...        4,784    $  19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer.....................      125,366    $   8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex.....       42,695    $  18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value....      230,722    $  19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      781,423    $  19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra.....      361,869    $  19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite.....       87,098    $  19.013727   $  1,656,054      1.4%        6.59%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,844,739                   $ 31,708,503
                                     ------------                  ------------
2000
  Top I............................        3,641    $  10.389701   $     37,826      1.1%      -26.81%      0.00%
  Top Tradition....................      190,727    $  10.389701   $  1,981,601      1.1%      -26.81%      0.00%
  Top Plus.........................       54,538    $  10.413649   $    567,941      0.9%      -26.67%      0.00%
  Investar Vision & Top Spectrum...        4,844    $  22.579445   $    109,372      1.4%      -27.03%      0.00%
  Top Explorer.....................      137,373    $  10.365831   $  1,423,990      1.3%      -26.96%      0.00%
  Oncore & Firstar Oncore Flex.....       54,605    $  22.520216   $  1,229,725      1.5%      -27.10%      0.00%
  Oncore & Firstar Oncore Value....      235,273    $  22.878891   $  5,382,781      0.9%      -26.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      736,909    $  22.579445   $ 16,638,985      1.4%      -27.03%      0.00%
  Oncore & Firstar Oncore Xtra.....      270,986    $  22.579445   $  6,118,720      1.4%      -27.03%      0.00%
                                     ------------                  ------------
                                       1,688,896                   $ 33,490,941
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................          247    $  14.195676   $      3,508      1.1%       41.96%      0.00%     11/1/99
  Top Tradition....................       14,665    $  14.195676   $    208,175      1.1%       41.96%      0.00%     11/1/99
  Top Plus.........................       11,597    $  14.200260   $    164,682      0.9%       42.00%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        1,323    $  30.942431   $     40,940      1.4%       41.89%      0.00%     11/1/99
  Top Explorer.....................        9,170    $  14.191098   $    130,127      1.3%       41.91%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....       33,970    $  30.891708   $  1,049,397      1.5%      198.20%      0.00%
  Oncore & Firstar Oncore Value....       97,231    $  31.198097   $  3,033,425      0.9%      199.97%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      337,050    $  30.942431   $ 10,429,166      1.4%      198.49%      0.00%
  Oncore Xtra......................       15,448    $  30.942431   $    478,006      1.4%       41.89%      0.00%     11/1/99
                                     ------------                  ------------
                                         520,701                   $ 15,537,426
                                     ------------                  ------------
NASDAQ-100 INDEX SUBACCOUNT
2003
  Top I............................       17,203    $   3.650175   $     62,795      1.1%       46.26%      0.00%
  Top Tradition....................      140,108    $   3.650175   $    511,418      1.1%       46.26%      0.00%
  Top Plus.........................       69,975    $   3.676860   $    257,287      0.9%       46.54%      0.00%
  Top Spectrum.....................        5,090    $   3.610591   $     18,379      1.4%       45.82%      0.00%
  Top Explorer.....................      149,069    $   3.623755   $    540,189      1.3%       45.97%      0.00%
  Oncore & Firstar Oncore Flex.....       49,395    $   3.597556   $    177,700      1.5%       45.68%      0.00%
  Oncore & Firstar Oncore Value....      276,066    $   3.676860   $  1,015,058      0.9%       46.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      950,712    $   3.610591   $  3,432,633      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      820,115    $   3.610591   $  2,961,099      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Lite.....      195,929    $   3.610591   $    707,418      1.4%       45.82%      0.00%
                                     ------------                  ------------
                                       2,673,662                   $  9,683,976
                                     ------------                  ------------
2002
  Top I............................       18,145    $   2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition....................       86,697    $   2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus.........................       74,774    $   2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum.....................        6,071    $   2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer.....................      133,298    $   2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex.....      103,807    $   2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value....      192,327    $   2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      534,845    $   2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra.....      673,042    $   2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite.....       90,603    $   2.476013   $    224,334      1.4%      -38.20%      0.00%
                                     ------------                  ------------
                                       1,913,609                   $  4,749,214
                                     ------------                  ------------
2001
  Top I............................       10,989    $   4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition....................       69,922    $   4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus.........................       67,348    $   4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum.....................        1,804    $   4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer.....................      105,192    $   4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex.....       65,240    $   3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value.....................      105,531    $   4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      441,286    $   4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      514,531    $   4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite.....       47,945    $   4.006520   $    192,093      1.4%       -6.22%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,429,788                   $  5,736,124
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT (CONTINUED)
2000
  Top I............................       10,831    $   6.044852   $     65,473      1.1%      -39.55%      0.00%      5/1/00
  Top Tradition....................       47,476    $   6.044852   $    286,982      1.1%      -39.55%      0.00%      5/1/00
  Top Plus.........................       41,735    $   6.052820   $    252,616      0.9%      -39.47%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        1,532    $   6.032939   $      9,245      1.4%      -39.67%      0.00%      5/1/00
  Top Explorer.....................       29,919    $   6.036909   $    180,617      1.3%      -39.63%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       30,378    $   6.028989   $    183,149      1.5%      -39.71%      0.00%      5/1/00
  Oncore Value.....................       46,885    $   6.052820   $    283,786      0.9%      -39.47%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      232,680    $   6.032939   $  1,403,744      1.4%      -39.67%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....       85,784    $   6.032939   $    517,530      1.4%      -39.67%      0.00%      5/1/00
                                     ------------                  ------------
                                         527,220                   $  3,183,142
                                     ------------                  ------------
BRISTOL SUBACCOUNT
2003
  Top Tradition....................        6,755    $  10.274749   $     69,401      1.1%       31.02%      0.48%
  Top Plus.........................        8,601    $  10.308725   $     88,661      0.9%       31.28%      0.46%
  Top Explorer.....................       34,505    $  10.240892   $    353,366      1.3%       30.76%      0.59%
  Oncore Flex......................          637    $  10.207211   $      6,498      1.5%       30.50%      1.52%
  Oncore Value.....................        9,401    $  10.308725   $     96,912      0.9%       31.28%      0.33%
  Oncore Premier...................       41,234    $  10.224018   $    421,579      1.4%       30.63%      0.78%
  Oncore & Firstar Oncore Xtra.....       31,261    $  10.224018   $    319,617      1.4%       30.63%      0.78%
  Oncore Lite......................        1,368    $  10.224018   $     13,986      1.4%       30.63%      0.78%
                                     ------------                  ------------
                                         133,762                   $  1,370,020
                                     ------------                  ------------
2002
  Top Tradition....................        2,114    $   7.842290   $     16,579      1.1%      -21.58%      0.00%      5/1/02
  Top Plus.........................        4,625    $   7.852697   $     36,321      0.9%      -21.47%      0.00%      5/1/02
  Top Explorer.....................       15,474    $   7.831903   $    121,193      1.3%      -21.68%      0.00%      5/1/02
  Oncore Value.....................        9,173    $   7.852697   $     72,037      0.9%      -21.47%      0.00%      5/1/02
  Oncore Premier...................        5,413    $   7.826725   $     42,360      1.4%      -21.73%      0.00%      5/1/02
  Oncore Xtra......................        5,313    $   7.826725   $     41,582      1.4%      -21.73%      0.00%      5/1/02
  Oncore Lite......................          576    $   7.826725   $      4,507      1.4%      -21.73%      0.00%      5/1/02
                                     ------------                  ------------
                                          42,688                   $    334,579
                                     ------------                  ------------
BRYTON GROWTH SUBACCOUNT
2003
  Top Tradition....................       13,953    $   9.161204   $    127,830      1.1%       34.14%      0.00%
  Top Plus.........................        9,615    $   9.191509   $     88,378      0.9%       34.40%      0.00%
  Top Explorer.....................       24,726    $   9.131024   $    225,776      1.3%       33.87%      0.00%
  Oncore Value.....................       14,798    $   9.191509   $    136,013      0.9%       34.40%      0.00%
  Oncore Premier...................       40,264    $   9.115981   $    367,051      1.4%       33.74%      0.00%
  Oncore Xtra......................       45,266    $   9.115981   $    412,642      1.4%       33.74%      0.00%
  Oncore Lite......................        2,113    $   9.115981   $     19,259      1.4%       33.74%      0.00%
                                     ------------                  ------------
                                         150,735                   $  1,376,949
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRYTON GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        3,554    $   6.829705   $     24,272      1.1%      -31.70%      0.00%      5/1/02
  Top Plus.........................        7,090    $   6.838775   $     48,485      0.9%      -31.61%      0.00%      5/1/02
  Top Explorer.....................       14,319    $   6.820655   $     97,662      1.3%      -31.79%      0.00%      5/1/02
  Oncore Value.....................        9,188    $   6.838775   $     62,838      0.9%      -31.61%      0.00%      5/1/02
  Oncore Premier...................       18,551    $   6.816137   $    126,448      1.4%      -31.84%      0.00%      5/1/02
  Oncore Xtra......................        6,525    $   6.816137   $     44,475      1.4%      -31.84%      0.00%      5/1/02
  Oncore Lite......................          690    $   6.816137   $      4,702      1.4%      -31.84%      0.00%      5/1/02
                                     ------------                  ------------
                                          59,917                   $    408,882
                                     ------------                  ------------
DOW TARGET 10 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2003
  Top Tradition....................        1,589    $  10.689982   $     16,981      1.1%       23.88%      3.26%
  Top Explorer.....................        3,025    $  10.605901   $     32,086      1.3%       23.64%      3.25%
  Oncore Flex......................       28,325    $  10.502718   $    297,487      1.5%       23.40%      3.25%
  Oncore & Firstar Oncore Value....       37,842    $  10.818103   $    409,382      0.9%       24.13%      3.10%
  Oncore & Firstar Oncore
     Premier.......................      153,537    $  10.554517   $  1,620,518      1.4%       23.52%      3.18%
  Oncore & Firstar Oncore Xtra.....       27,667    $  10.554517   $    292,010      1.4%       23.52%      3.18%
  Oncore Lite......................        7,386    $  10.554517   $     77,951      1.4%       23.52%      3.18%
                                     ------------                  ------------
                                         259,371                   $  2,746,415
                                     ------------                  ------------
2002
  Top Tradition....................           63    $   8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer.....................          112    $   8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex......................          492    $   8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value....       14,343    $   8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore
     Premier.......................       25,594    $   8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra.....        2,225    $   8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite......................          933    $   8.544896   $      7,972      1.4%      -11.98%      2.93%
                                     ------------                  ------------
                                          43,762                   $    376,377
                                     ------------                  ------------
2001
  Top Tradition....................          264    $   9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer.....................           48    $   9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex......................          725    $   9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value....       24,143    $   9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore
     Premier.......................       29,963    $   9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra.....          733    $   9.707846   $      7,112      1.4%       -4.86%      1.62%
                                     ------------                  ------------
                                          55,876                   $    545,928
                                     ------------                  ------------
2000
  Top Tradition....................          219    $  10.242696   $      2,243      1.1%        2.43%      2.94%      1/3/00
  Oncore Flex......................          740    $  10.183492   $      7,537      1.5%        0.29%      1.97%
  Oncore & Firstar Oncore Value....       23,921    $  10.304007   $    246,485      0.9%        0.88%      2.04%
  Oncore & Firstar Oncore
     Premier.......................       35,036    $  10.203424   $    357,487      1.4%        0.39%      2.46%
                                     ------------                  ------------
                                          59,916                   $    613,752
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................          128    $  10.154375   $      1,297      1.5%        1.54%      1.89%      1/4/99
  Oncore Value.....................       21,069    $  10.214066   $    215,209      0.9%        2.14%      2.09%      1/4/99
  Oncore Premier...................       13,240    $  10.164283   $    134,575      1.4%        1.64%      1.89%      1/4/99
                                     ------------                  ------------
                                          34,437                   $    351,081
                                     ------------                  ------------
FEBRUARY SUBACCOUNT
2002
  Top Tradition....................        1,581    $   9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer.....................        1,932    $   9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex......................       22,458    $   9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value....       11,033    $   9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier.......................       52,528    $   9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra.....        2,576    $   9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite......................          632    $   9.173787   $      5,796      1.4%      -11.42%      4.04%
                                     ------------                  ------------
                                          92,740                   $    852,704
                                     ------------                  ------------
2001
  Top Tradition....................        1,216    $  10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer.....................        1,377    $  10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex......................       30,185    $  10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value....       15,392    $  10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier.......................       62,475    $  10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra.....        1,676    $  10.356416   $     17,356      1.4%       -5.77%      1.75%
                                     ------------                  ------------
                                         112,321                   $  1,165,235
                                     ------------                  ------------
2000
  Top Tradition....................        1,302    $  11.212854   $     14,602      1.1%       12.13%      3.77%      2/1/00
  Top Explorer.....................        1,332    $  11.192764   $     14,904      1.3%       11.93%      3.80%      2/1/00
  Oncore Flex......................       31,985    $  10.969565   $    350,859      1.5%        4.09%      3.57%
  Oncore & Firstar Oncore Value....       20,155    $  11.094360   $    223,612      0.9%        4.71%      2.87%
  Oncore & Firstar Oncore
     Premier.......................       64,168    $  10.990200   $    705,219      1.4%        4.20%      3.48%
  Oncore Xtra......................        1,621    $  10.990200   $     17,817      1.4%       11.83%      3.48%      2/1/00
                                     ------------                  ------------
                                         120,563                   $  1,327,013
                                     ------------                  ------------
1999
  Oncore Flex......................       38,068    $  10.538202   $    401,174      1.5%        5.38%      1.50%      2/1/99
  Oncore Value.....................       14,605    $  10.595352   $    154,742      0.9%        5.95%      1.61%      2/1/99
  Oncore & Firstar Oncore
     Premier.......................       57,332    $  10.547674   $    604,725      1.4%        5.48%      1.51%      2/1/99
                                     ------------                  ------------
                                         110,005                   $  1,160,641
                                     ------------                  ------------
MARCH SUBACCOUNT
2002
  Top Tradition....................          316    $  10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer.....................          442    $  10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex......................        8,515    $   8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value....       14,966    $   8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier.......................       66,995    $   8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra.....        3,048    $   8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite......................        1,048    $   8.744519   $      9,166      1.4%      -11.91%      4.15%
                                     ------------                  ------------
                                          95,330                   $    836,905
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MARCH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          285    $  11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer.....................           91    $  11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex......................        9,713    $   9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value....       18,688    $  10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier.......................       72,336    $   9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra.....          184    $   9.927334   $      1,827      1.4%       -6.29%      1.68%
                                     ------------                  ------------
                                         101,297                   $  1,008,557
                                     ------------                  ------------
2000
  Top Tradition....................          214    $  12.259823   $      2,623      1.1%       22.60%      2.04%      3/1/00
  Top Explorer.....................           49    $  12.239770   $        599      1.3%       22.40%      2.03%      3/1/00
  Oncore Flex......................       10,334    $  10.574394   $    109,272      1.5%        4.73%      1.73%
  Oncore & Firstar Oncore Value....       19,092    $  10.689820   $    204,094      0.9%        5.35%      2.33%
  Oncore & Firstar Oncore
     Premier.......................       86,194    $  10.593495   $    913,100      1.4%        4.83%      1.84%
  Oncore Xtra......................          125    $  10.593495   $      1,324      1.4%       22.30%      1.84%     3/1/0/0
                                     ------------                  ------------
                                         116,008                   $  1,231,012
                                     ------------                  ------------
1999
  Oncore Flex......................       12,836    $  10.096966   $    129,603      1.5%        0.97%      1.08%      3/1/99
  Oncore Value.....................       10,785    $  10.147105   $    109,437      0.9%        1.47%      0.98%      3/1/99
  Oncore & Firstar Oncore
     Premier.......................       76,879    $  10.105289   $    776,881      1.4%        1.05%      1.11%      3/1/99
                                     ------------                  ------------
                                         100,500                   $  1,015,921
                                     ------------                  ------------
SECOND QUARTER SUBACCOUNT
2003
  Top Tradition....................          385    $  12.518333   $      4,821      1.1%       26.97%      2.80%
  Top Explorer.....................        2,252    $  12.426010   $     27,989      1.3%       26.72%      2.93%
  Oncore Flex......................        1,446    $  11.522391   $     16,665      1.5%       26.47%      2.72%
  Oncore & Firstar Oncore Value....       30,998    $  11.851641   $    367,382      0.9%       27.22%      2.76%
  Oncore & Firstar Oncore
     Premier.......................      165,780    $  11.576462   $  1,919,135      1.4%       26.59%      2.89%
  Oncore & Firstar Oncore Xtra.....       79,238    $  11.576462   $    917,292      1.4%       26.59%      2.89%
  Oncore Lite......................        8,352    $  11.576462   $     96,691      1.4%       26.59%      2.89%
                                     ------------                  ------------
                                         288,451                   $  3,349,975
                                     ------------                  ------------
2002
  Top Tradition....................            3    $   9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer.....................          263    $   9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex......................          923    $   9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value....       12,414    $   9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore
     Premier.......................       62,170    $   9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra.....        3,466    $   9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite......................          516    $   9.144547   $      4,719      1.4%       -7.90%      4.39%
                                     ------------                  ------------
                                          79,755                   $    731,599
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Explorer.....................          101    $  10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex......................        1,455    $   9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value....       22,941    $  10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore
     Premier.......................      100,471    $   9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra.....        1,239    $   9.929047   $     12,307      1.4%       -3.45%      1.77%
                                     ------------                  ------------
                                         126,207                   $  1,256,264
                                     ------------                  ------------
2000
  Top Explorer.....................           50    $  11.006256   $        550      1.3%       10.06%      1.86%      4/1/00
  Oncore Flex......................        1,836    $  10.266586   $     18,847      1.5%        1.03%      1.95%
  Oncore & Firstar Oncore Value....       26,576    $  10.373442   $    275,688      0.9%        1.63%      2.21%
  Oncore & Firstar Oncore
     Premier.......................      111,285    $  10.284273   $  1,144,483      1.4%        1.13%      1.84%
  Oncore Xtra......................          510    $  10.284273   $      5,250      1.4%       15.03%      1.84%      4/1/00
                                     ------------                  ------------
                                         140,257                   $  1,444,818
                                     ------------                  ------------
1999
  Oncore Flex......................          884    $  10.162000   $      8,986      1.5%        1.62%      1.25%      4/1/99
  Oncore & Firstar Oncore Value....       16,520    $  10.207320   $    168,626      0.9%        2.07%      1.16%      4/1/99
  Oncore & Firstar Oncore
     Premier.......................      106,002    $  10.169517   $  1,077,995      1.4%        1.70%      1.19%      4/1/99
                                     ------------                  ------------
                                         123,406                   $  1,255,607
                                     ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition....................          349    $  10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer.....................        1,594    $  10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value....       15,461    $   8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore
     Premier.......................       61,041    $   8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra.....       11,143    $   8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite......................          627    $   8.284283   $      5,193      1.4%       -9.20%      3.64%
                                     ------------                  ------------
                                          90,215                   $    753,417
                                     ------------                  ------------
2001
  Top Tradition....................            8    $  11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer.....................          222    $  11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex......................        1,112    $   9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value....       18,283    $   9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore
     Premier.......................       77,593    $   9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra.....        1,703    $   9.123748   $     15,536      1.4%       -2.87%      1.61%
                                     ------------                  ------------
                                          98,921                   $    905,202
                                     ------------                  ------------
2000
  Top Tradition....................            8    $  11.535915   $         93      1.1%       15.36%      1.53%      5/1/00
  Top Explorer.....................          179    $  11.520842   $      2,059      1.3%       15.21%      1.53%      5/1/00
  Oncore Flex......................        1,223    $   9.378002   $     11,466      1.5%       12.79%      1.39%
  Oncore & Firstar Oncore Value....       17,082    $   9.471169   $    161,785      0.9%       13.46%      1.94%
  Oncore & Firstar Oncore
     Premier.......................       88,111    $   9.393413   $    827,668      1.4%       12.90%      1.68%
  Oncore Xtra......................          148    $   9.393413   $      1,393      1.4%       15.13%      1.68%      5/1/00
                                     ------------                  ------------
                                         106,751                   $  1,004,464
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................        1,438    $   8.314354   $     11,957      1.5%      -16.86%      1.02%      5/3/99
  Oncore & Firstar Oncore Value....        8,296    $   8.347547   $     69,248      0.9%      -16.52%      0.85%      5/3/99
  Oncore & Firstar Oncore
     Premier.......................       76,354    $   8.319856   $    635,258      1.4%      -16.80%      1.04%      5/3/99
                                     ------------                  ------------
                                          86,088                   $    716,463
                                     ------------                  ------------
JUNE SUBACCOUNT
2002
  Top Tradition....................          131    $   9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer.....................          317    $   9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex......................          891    $   7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value....       15,904    $   8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore
     Premier.......................       55,658    $   8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra.....       57,647    $   8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite......................          749    $   8.026498   $      6,014      1.4%       -8.89%      3.37%
                                     ------------                  ------------
                                         131,297                   $  1,056,800
                                     ------------                  ------------
2001
  Top Tradition....................           70    $  10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer.....................          317    $  10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex......................        1,186    $   8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value....       18,360    $   8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore
     Premier.......................       72,427    $   8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra.....       14,025    $   8.809318   $    123,554      1.4%       -2.68%      1.52%
                                     ------------                  ------------
                                         106,385                   $    939,872
                                     ------------                  ------------
2000
  Top Explorer.....................          221    $  10.736569   $      2,377      1.3%        7.37%      1.70%      6/1/00
  Oncore Flex......................        1,343    $   9.037798   $     12,141      1.5%        0.81%      1.67%
  Oncore & Firstar Oncore Value....       21,261    $   9.122863   $    193,962      0.9%        1.41%      1.90%
  Oncore & Firstar Oncore
     Premier.......................       93,647    $   9.051886   $    847,676      1.4%        0.91%      1.81%
  Oncore Xtra......................          708    $   9.051886   $      6,412      1.4%        7.30%      1.81%      6/1/00
                                     ------------                  ------------
                                         117,180                   $  1,062,568
                                     ------------                  ------------
1999
  Oncore Flex......................        1,644    $   8.965064   $     14,737      1.5%      -10.35%      1.05%      6/1/99
  Oncore & Firstar Oncore Value....       18,773    $   8.996165   $    168,883      0.9%      -10.04%      0.94%      6/1/99
  Oncore & Firstar Oncore
     Premier.......................      108,507    $   8.970220   $    973,340      1.4%      -10.30%      0.94%      6/1/99
                                     ------------                  ------------
                                         128,924                   $  1,156,960
                                     ------------                  ------------
THIRD QUARTER SUBACCOUNT
2003
  Top Tradition....................        2,474    $  12.391628   $     30,659      1.1%       23.11%      3.07%
  Top Explorer.....................        8,658    $  12.306306   $    106,552      1.3%       22.87%      2.02%
  Oncore & Firstar Oncore Flex.....       11,291    $   9.563072   $    107,974      1.5%       22.63%      3.19%
  Oncore & Firstar Oncore Value....       63,987    $   9.821865   $    628,468      0.9%       23.36%      3.04%
  Oncore & Firstar Oncore
     Premier.......................      169,253    $   9.605588   $  1,625,778      1.4%       22.75%      2.93%
  Oncore & Firstar Oncore Xtra.....       56,680    $   9.605588   $    544,440      1.4%       22.75%      3.03%
  Oncore Lite......................       16,272    $   9.605588   $    156,305      1.4%       22.75%      3.03%
                                     ------------                  ------------
                                         328,615                   $  3,200,176
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................          688    $  10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus.........................        1,160    $  10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer.....................          192    $  10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex......................          338    $   7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value....       35,258    $   7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       68,176    $   7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       16,111    $   7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite......................        1,289    $   7.825283   $     10,087      1.4%       -9.78%      2.45%
                                     ------------                  ------------
                                         123,212                   $    973,603
                                     ------------                  ------------
2001
  Top Tradition....................          166    $  11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer.....................          153    $  11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex......................          455    $   8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value....       32,826    $   8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore
     Premier.......................       80,730    $   8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra.....        9,709    $   8.673860   $     84,212      1.4%       -4.71%      1.58%
                                     ------------                  ------------
                                         124,039                   $  1,080,209
                                     ------------                  ------------
2000
  Top Tradition....................            3    $  11.638858   $         31      1.1%       16.39%      0.84%      7/1/00
  Top Explorer.....................           97    $  11.627611   $      1,124      1.3%       16.28%      0.84%      7/1/00
  Oncore Flex......................          117    $   9.089407   $      1,065      1.5%        2.80%      1.80%
  Oncore & Firstar Oncore Value....       34,206    $   9.170518   $    313,690      0.9%        3.41%      1.80%
  Oncore & Firstar Oncore
     Premier.......................       92,030    $   9.102829   $    837,734      1.4%        2.90%      1.74%
  Oncore Xtra......................           34    $   9.102829   $        311      1.4%       19.08%      1.74%      7/1/00
                                     ------------                  ------------
                                         126,487                   $  1,153,955
                                     ------------                  ------------
1999
  Oncore Flex......................          229    $   8.841905   $      2,023      1.5%      -11.58%      0.71%      7/1/99
  Oncore & Firstar Oncore Value....       30,287    $   8.868269   $    268,590      0.9%      -11.32%      0.96%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       81,217    $   8.846278   $    718,480      1.4%      -11.54%      0.97%      7/1/99
                                     ------------                  ------------
                                         111,733                   $    989,093
                                     ------------                  ------------
AUGUST SUBACCOUNT
2002
  Top Tradition....................          234    $   9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer.....................        8,676    $   9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex......................        5,113    $   7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value....        9,922    $   7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore
     Premier.......................       43,564    $   7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra.....       10,763    $   7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite......................        1,914    $   7.796877   $     14,923      1.4%       -8.85%      2.67%
                                     ------------                  ------------
                                          80,186                   $    642,719
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          137    $  10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer.....................        3,648    $  10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex......................        5,320    $   8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value....       12,287    $   8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       57,718    $   8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra......................        5,567    $   8.553624   $     47,618      1.4%       -4.39%      1.60%
                                     ------------                  ------------
                                          84,677                   $    733,025
                                     ------------                  ------------
2000
  Top Tradition....................           62    $  11.035213   $        680      1.1%       10.35%      0.71%      8/1/00
  Top Explorer.....................        2,112    $  11.026265   $     23,283      1.3%       10.26%      0.71%      8/1/00
  Oncore Flex......................        6,624    $   8.934124   $     59,176      1.5%        0.29%      2.04%
  Oncore & Firstar Oncore Value....       13,403    $   9.009581   $    120,754      0.9%        0.89%      1.78%
  Oncore & Firstar Oncore
     Premier.......................       77,541    $   8.946631   $    693,745      1.4%        0.39%      1.83%
  Oncore Xtra......................        3,971    $   8.946631   $     35,528      1.4%       10.72%      1.83%      8/1/00
                                     ------------                  ------------
                                         103,713                   $    933,166
                                     ------------                  ------------
1999
  Oncore Flex......................        2,889    $   8.907985   $     25,734      1.5%      -10.92%      0.95%      8/2/99
  Oncore & Firstar Oncore Value....       11,450    $   8.930326   $    102,249      0.9%      -10.70%      0.90%      8/2/99
  Oncore & Firstar Oncore
     Premier.......................       75,895    $   8.911699   $    676,363      1.4%      -10.88%      0.96%      8/2/99
                                     ------------                  ------------
                                          90,234                   $    804,346
                                     ------------                  ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................        2,127    $   9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer.....................          163    $   9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex.....       12,137    $   7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value....       22,187    $   7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       37,691    $   7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra.....        5,053    $   7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite......................          668    $   7.717646   $      5,155      1.4%       -9.13%      2.55%
                                     ------------                  ------------
                                          80,026                   $    623,339
                                     ------------                  ------------
2001
  Top Tradition....................        2,071    $   9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer.....................          115    $   9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex.....       12,905    $   8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value....       24,810    $   8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier.......................       51,454    $   8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra.....        1,124    $   8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite......................          295    $   8.492948   $      2,503      1.4%       -4.52%      1.35%     4/17/01
                                     ------------                  ------------
                                          92,774                   $    793,406
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................            2    $  10.530600   $         22      1.1%        5.31%      0.57%      9/1/00
  Top Explorer.....................           50    $  10.523827   $        526      1.3%        5.24%      0.58%      9/1/00
  Oncore & Firstar Oncore Flex.....       13,551    $   8.961699   $    121,443      1.5%        1.95%      2.11%
  Oncore & Firstar Oncore Value....       26,115    $   9.032539   $    235,883      0.9%        2.56%      1.77%
  Oncore & Firstar Oncore
     Premier.......................       65,224    $   8.973435   $    585,284      1.4%        2.05%      2.04%
  Oncore Xtra......................            2    $   8.973435   $         17      1.4%        5.20%      2.04%      9/1/00
                                     ------------                  ------------
                                         104,944                   $    943,175
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       10,541    $   8.789882   $     92,650      1.5%      -12.10%      1.60%      9/1/99
  Oncore & Firstar Oncore Value....       79,583    $   8.807215   $    700,905      0.9%      -11.93%      0.59%      9/1/99
  Oncore & Firstar Oncore
     Premier.......................       76,568    $   8.792764   $    673,251      1.4%      -12.07%      0.61%      9/1/99
                                     ------------                  ------------
                                         166,692                   $  1,466,806
                                     ------------                  ------------
FOURTH QUARTER SUBACCOUNT
2003
  Top Tradition....................        1,882    $  12.943122   $     24,357      1.1%       22.47%      2.74%
  Top Plus.........................          586    $  13.026525   $      7,632      0.9%       22.71%      2.58%
  Top Explorer.....................        2,051    $  12.860334   $     26,376      1.3%       22.23%      2.86%
  Oncore & Firstar Oncore Flex.....        9,876    $  10.909110   $    107,740      1.5%       21.99%      2.59%
  Oncore & Firstar Oncore Value....       48,093    $  11.187585   $    538,048      0.9%       22.71%      2.73%
  Oncore & Firstar Oncore
     Premier.......................      111,363    $  10.954905   $  1,219,963      1.4%       22.11%      2.83%
  Oncore & Firstar Oncore Xtra.....       47,113    $  10.954905   $    516,123      1.4%       22.11%      2.83%
  Oncore Lite......................        9,117    $  10.954905   $     99,881      1.4%       22.11%      2.83%
                                     ------------                  ------------
                                         230,081                   $  2,540,120
                                     ------------                  ------------
2002
  Top Tradition....................          727    $  10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer.....................          169    $  10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex.....        8,445    $   8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value....       10,579    $   9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore
     Premier.......................       37,078    $   8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra.....       10,433    $   8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite......................        1,530    $   8.971626   $     13,727      1.4%       -6.98%      2.38%
                                     ------------                  ------------
                                          68,961                   $    621,410
                                     ------------                  ------------
2001
  Top Tradition....................          620    $  11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer.....................          123    $  11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex.....        8,584    $   9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value....       14,100    $   9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       48,811    $   9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra.....        3,228    $   9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite......................        1,073    $   9.644863   $     10,350      1.4%        0.55%      1.43%     4/17/01
                                     ------------                  ------------
                                          76,539                   $    740,792
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................           56    $  11.637299   $        652      1.1%       16.37%      0.36%     10/1/00
  Top Explorer.....................           49    $  11.631779   $        566      1.3%       16.32%      0.36%     10/1/00
  Oncore & Firstar Oncore Flex.....       11,164    $   9.925659   $    110,812      1.5%        7.50%      2.27%
  Oncore & Firstar Oncore Value....       13,715    $   9.999222   $    137,138      0.9%        8.14%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       62,194    $   9.937828   $    618,074      1.4%        7.61%      2.32%
  Oncore Xtra......................          347    $   9.937828   $      3,444      1.4%       17.93%      2.96%     10/1/00
                                     ------------                  ------------
                                          87,525                   $    870,686
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       14,194    $   9.232746   $    131,047      1.5%       -7.67%      0.65%     10/1/99
  Oncore & Firstar Oncore Value....       63,617    $   9.246429   $    588,233      0.9%       -7.54%      0.65%     10/1/99
  Oncore & Firstar Oncore
     Premier.......................       73,188    $   9.235010   $    675,893      1.4%       -7.65%      0.64%     10/1/99
                                     ------------                  ------------
                                         150,999                   $  1,395,173
                                     ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................        3,163    $   7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus.........................          894    $   7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer.....................        1,456    $   7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex......................        2,701    $   7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value....       12,656    $   7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier.......................       40,536    $   7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra.....       15,218    $   7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite......................          521    $   7.852855   $      4,092      1.4%      -14.24%      2.43%
                                     ------------                  ------------
                                          77,145                   $    607,693
                                     ------------                  ------------
2001
  Top Tradition....................        2,651    $   9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus.........................          214    $   9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer.....................        1,240    $   9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex......................        4,590    $   9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value....       14,725    $   9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier.......................       41,526    $   9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra.....       11,728    $   9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite......................          246    $   9.157275   $      2,250      1.4%       -0.32%      1.35%     4/17/01
                                     ------------                  ------------
                                          76,920                   $    705,940
                                     ------------                  ------------
2000
  Top Tradition....................        2,104    $   9.444713   $     19,870      1.1%       -6.43%      1.81%
  Top Plus.........................          227    $   9.466431   $      2,144      1.1%       -6.25%      1.67%
  Top Explorer.....................           57    $   9.423069   $        538      1.3%       -6.62%      2.11%
  Oncore Flex......................        3,401    $   9.401503   $     31,974      1.5%       -6.80%      1.76%
  Oncore & Firstar Oncore Value....       11,664    $   9.466431   $    110,424      0.9%       -6.25%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       54,323    $   9.412267   $    511,308      1.4%       -6.71%      1.79%
  Oncore Xtra......................           70    $   9.412267   $        655      1.4%       -6.71%      1.79%
                                     ------------                  ------------
                                          71,846                   $    676,913
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................        2,102    $  10.093952   $     21,222      1.1%        0.94%      0.36%     11/1/99
  Top Plus.........................          660    $  10.097329   $      6,668      0.9%        0.97%      0.32%     11/1/99
  Top Explorer.....................          332    $  10.090668   $      3,355      1.3%        0.91%      0.32%     11/1/99
  Oncore Flex......................        4,234    $  10.087394   $     42,712      1.5%        0.87%      0.32%     11/1/99
  Oncore & Firstar Oncore Value....       63,205    $  10.097239   $    638,182      0.9%        0.97%      0.33%     11/1/99
  Oncore & Firstar Oncore
     Premier.......................       60,892    $  10.089029   $    614,341      1.4%        0.89%      0.32%     11/1/99
                                     ------------                  ------------
                                         131,425                   $  1,326,480
                                     ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................          237    $   8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus.........................          331    $   8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer.....................        1,129    $   8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex......................          500    $   8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value....        8,368    $   8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier.......................       27,878    $   8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       10,013    $   8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite......................          800    $   8.187941   $      6,551      1.4%      -14.78%      2.45%
                                     ------------                  ------------
                                          49,256                   $    404,436
                                     ------------                  ------------
2001
  Top Tradition....................           61    $   9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus.........................          388    $   9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer.....................          994    $   9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex......................          633    $   9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value....       10,587    $   9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       30,835    $   9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra.....        7,532    $   9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite......................          256    $   9.607965   $      2,460      1.4%       -0.26%      1.26%     4/17/01
                                     ------------                  ------------
                                          51,286                   $    493,859
                                     ------------                  ------------
2000
  Top Tradition....................           62    $   9.861820   $        608      1.1%       -1.45%      2.15%
  Top Plus.........................          438    $   9.882898   $      4,331      0.9%       -1.26%      1.86%
  Top Explorer.....................           54    $   9.840814   $        535      1.3%       -1.65%      0.21%
  Oncore Flex......................          617    $   9.819899   $      6,056      1.5%       -1.84%      1.97%
  Oncore & Firstar Oncore Value....       10,636    $   9.882898   $    105,112      0.9%       -1.26%      1.53%
  Oncore & Firstar Oncore
     Premier.......................       40,467    $   9.830347   $    397,807      1.4%       -1.75%      1.78%
  Oncore Xtra......................        1,085    $   9.830347   $     10,667      1.4%       -1.75%      1.78%
                                     ------------                  ------------
                                          53,359                   $    525,116
                                     ------------                  ------------
1999
  Top Tradition....................            7    $  10.007412   $         73      1.1%        0.07%      0.07%     12/1/99
  Top Plus.........................          484    $  10.009047   $      4,846      0.9%        0.09%      0.07%     12/1/99
  Oncore Flex......................          727    $  10.004157   $      7,269      1.5%        0.04%      0.06%     12/1/99
  Oncore & Firstar Oncore Value....       62,994    $  10.009047   $    630,513      0.9%        0.09%      0.07%     12/1/99
  Oncore & Firstar Oncore
     Premier.......................       60,716    $  10.004968   $    607,457      1.4%        0.05%      0.06%     12/1/99
  Oncore Xtra......................        1,047    $  10.004968   $     10,477      1.4%        0.05%      0.06%     12/1/99
                                     ------------                  ------------
                                         125,975                   $  1,260,635
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2003
  Top I............................          182    $  10.945819   $      1,994      1.1%       18.25%      2.68%
  Top Tradition....................          274    $  10.945819   $      3,004      1.1%       18.25%      2.65%
  Top Plus.........................        1,579    $  11.032629   $     17,419      0.9%       18.48%      2.68%
  Top Explorer.....................        1,273    $  10.859753   $     13,823      1.3%       18.02%      2.43%
  Oncore Value.....................          996    $  11.032629   $     10,994      0.9%       18.48%      2.53%
  Oncore & Firstar Oncore
     Premier.......................       22,283    $  10.816974   $    241,028      1.4%       17.90%      2.55%
  Oncore & Firstar Oncore Xtra.....       17,444    $  10.816974   $    188,691      1.4%       17.90%      2.55%
  Oncore Lite......................        3,119    $  10.816974   $     33,734      1.4%       17.90%      2.55%
                                     ------------                  ------------
                                          47,150                   $    510,687
                                     ------------                  ------------
2002
  Top Tradition....................           16    $   9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer.....................          824    $   9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore
     Premier.......................        4,606    $   9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra.....        5,681    $   9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite......................        1,928    $   9.174638   $     17,691      1.4%      -13.81%      2.89%
                                     ------------                  ------------
                                          13,055                   $    119,801
                                     ------------                  ------------
2001
  Top Tradition....................           16    $  10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer.....................          782    $  10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex......................            4    $  10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value.....................           65    $  10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore
     Premier.......................        5,882    $  10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra.....        6,131    $  10.644549   $     65,253      1.4%       -4.63%      1.86%
                                     ------------                  ------------
                                          12,880                   $    137,122
                                     ------------                  ------------
2000
  Top Tradition....................           11    $  11.194408   $        122      1.1%       11.94%      3.20%      1/3/00
  Top Explorer.....................          786    $  11.172600   $      8,777      1.3%       11.73%      3.20%      1/3/00
  Oncore Value.....................          227    $  11.216294   $      2,541      0.9%       12.16%      3.04%      1/3/00
  Oncore & Firstar Oncore
     Premier.......................        6,343    $  11.161704   $     70,803      1.4%       11.62%      3.19%      1/3/00
  Oncore Xtra......................        6,015    $  11.161704   $     67,140      1.4%       11.62%      3.19%      1/3/00
                                     ------------                  ------------
                                          13,382                   $    149,383
                                     ------------                  ------------
FEBRUARY SUBACCOUNT
2002
  Top I............................           95    $  10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition....................            1    $  10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value.....................           26    $  10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier.......................        4,975    $  10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra.....        7,960    $  10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite......................          343    $  10.673665   $      3,666      1.4%       -8.76%      2.73%
                                     ------------                  ------------
                                          13,400                   $    143,037
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2001
  Top I............................           95    $  11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex......................            4    $  11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value.....................           96    $  11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore
     Premier.......................        5,028    $  11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra.....        7,066    $  11.698512   $     82,658      1.4%       -2.81%      1.99%
                                     ------------                  ------------
                                          12,289                   $    143,774
                                     ------------                  ------------
2000
  Top I............................           95    $  12.069679   $      1,150      1.1%       20.70%      2.84%      2/1/00
  Oncore Value.....................          207    $  12.091353   $      2,501      0.9%       20.91%      2.69%      2/1/00
  Oncore Premier...................        5,196    $  12.037262   $     62,545      1.4%       20.37%      2.83%      2/1/00
  Oncore Xtra......................        3,674    $  12.037262   $     44,222      1.4%       20.37%      2.83%      2/1/00
                                     ------------                  ------------
                                           9,172                   $    110,418
                                     ------------                  ------------
MARCH SUBACCOUNT
2002
  Top I............................           52    $  11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition....................          559    $  11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus.........................        1,223    $  11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer.....................          350    $  11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value.....................          686    $  11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore
     Premier.......................        5,191    $  11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra......................        4,124    $  11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite......................          290    $  11.408008   $      3,307      1.4%      -10.18%      3.34%
                                     ------------                  ------------
                                          12,475                   $    142,697
                                     ------------                  ------------
2001
  Top I............................           53    $  12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition....................            9    $  12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus.........................          642    $  12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex......................            4    $  12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value.....................           85    $  12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore
     Premier.......................        6,159    $  12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra.....        3,534    $  12.700642   $     44,879      1.4%       -5.92%      1.29%
                                     ------------                  ------------
                                          10,486                   $    133,270
                                     ------------                  ------------
2000
  Top Plus.........................          642    $  13.554487   $      8,704      0.9%       35.54%      2.97%      3/1/00
  Oncore Value.....................           85    $  13.554487   $      1,156      0.9%       35.54%      2.49%      3/1/00
  Oncore & Firstar Oncore
     Premier.......................        5,842    $  13.499162   $     78,857      1.4%       34.99%      2.95%      3/1/00
  Oncore Xtra......................        3,334    $  13.499162   $     45,007      1.4%       34.99%      2.95%      3/1/00
                                     ------------                  ------------
                                           9,903                   $    133,724
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT
2003
  Top I............................          385    $  11.908693   $      4,582      1.1%       21.91%      2.53%
  Top Tradition....................          382    $  11.908693   $      4,544      1.1%       21.91%      2.14%
  Top Explorer.....................          171    $  11.820891   $      2,025      1.3%       21.67%      2.30%
  Oncore Value.....................          276    $  11.997233   $      3,314      0.9%       22.15%      2.27%
  Oncore & Firstar Oncore
     Premier.......................       15,509    $  11.777236   $    182,657      1.4%       21.55%      2.48%
  Oncore Xtra......................       18,430    $  11.777236   $    217,058      1.4%       21.55%      2.48%
  Oncore Lite......................        1,076    $  11.777236   $     12,671      1.4%       21.55%      2.48%
                                     ------------                  ------------
                                          36,229                   $    426,851
                                     ------------                  ------------
2002
  Top Tradition....................          366    $   9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer.....................           83    $   9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value.....................          146    $   9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier...................        3,952    $   9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra......................        4,701    $   9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite......................          361    $   9.689305   $      3,500      1.4%      -10.78%      3.06%
                                     ------------                  ------------
                                           9,609                   $     93,151
                                     ------------                  ------------
2001
  Top Tradition....................          364    $  10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex......................            4    $  10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value.....................          221    $  10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier...................        3,963    $  10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra......................        3,792    $  10.859730   $     41,171      1.4%      -11.87%      1.67%
                                     ------------                  ------------
                                           8,344                   $     90,655
                                     ------------                  ------------
2000
  Oncore Value.....................          297    $  12.367659   $      3,672      0.9%       23.68%      1.95%      4/3/00
  Oncore Premier...................        5,026    $  12.322650   $     61,935      1.4%       23.23%      1.97%      4/3/00
  Oncore Xtra......................        3,414    $  12.322650   $     42,073      1.4%       23.23%      1.97%      4/3/00
                                     ------------                  ------------
                                           8,737                   $    107,680
                                     ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition....................            2    $   9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer.....................           89    $   9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value.....................           25    $   9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore
     Premier.......................        3,741    $   9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra......................        4,004    $   9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite......................          269    $   9.670632   $      2,604      1.4%      -15.41%      3.24%
                                     ------------                  ------------
                                           8,130                   $     78,628
                                     ------------                  ------------
2001
  Oncore Flex......................          976    $  11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value.....................           65    $  11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore
     Premier.......................        3,882    $  11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra.....        3,607    $  11.431892   $     41,233      1.4%      -10.51%      1.67%
                                     ------------                  ------------
                                           8,530                   $     97,503
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
2000
  Oncore Flex......................          972    $  12.766612   $     12,413      1.5%       27.67%      1.96%      5/1/00
  Oncore Value.....................           71    $  12.816729   $        908      0.9%       28.17%      1.43%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................        4,026    $  12.774931   $     51,429      1.4%       27.75%      1.95%      5/1/00
  Oncore Xtra......................        3,201    $  12.774931   $     40,892      1.4%       27.75%      1.95%      5/1/00
                                     ------------                  ------------
                                           8,270                   $    105,642
                                     ------------                  ------------
JUNE SUBACCOUNT
2002
  Top I............................          421    $   9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition....................            7    $   9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value.....................           25    $   9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore
     Premier.......................        3,673    $   9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra......................        4,221    $   9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite......................          308    $   9.157556   $      2,817      1.4%      -12.90%      2.26%
                                     ------------                  ------------
                                           8,655                   $     79,292
                                     ------------                  ------------
2001
  Top I............................          422    $  10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition....................            4    $  10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex......................            9    $  10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value.....................           63    $  10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore
     Premier.......................        3,898    $  10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra.....       14,083    $  10.514396   $    148,061      1.4%       -9.67%      1.42%
                                     ------------                  ------------
                                          18,479                   $    194,319
                                     ------------                  ------------
2000
  Oncore Flex......................            5    $  11.633577   $         58      1.5%       16.34%      1.48%      6/1/00
  Oncore Value.....................           64    $  11.673423   $        742      0.9%       16.73%      1.48%      6/1/00
  Oncore Premier...................        2,696    $  11.640186   $     31,385      1.4%       16.40%      1.49%      6/1/00
  Oncore Xtra......................        3,427    $  11.640186   $     39,896      1.4%       16.40%      1.49%      6/1/00
                                     ------------                  ------------
                                           6,192                   $     72,081
                                     ------------                  ------------
THIRD QUARTER SUBACCOUNT
2003
  Top Tradition....................          337    $  11.046269   $      3,720      1.1%       13.64%      3.27%
  Top Explorer.....................        3,347    $  10.970174   $     36,715      1.3%       13.41%      3.35%
  Oncore Flex......................          257    $  10.894764   $      2,800      1.5%       13.19%      2.66%
  Oncore Value.....................        1,957    $  11.122949   $     21,765      0.9%       13.86%      2.45%
  Oncore & Firstar Oncore
     Premier.......................       35,323    $  10.932361   $    386,172      1.4%       13.30%      3.18%
  Oncore & Firstar Oncore Xtra.....       16,583    $  10.932361   $    181,295      1.4%       13.30%      3.18%
  Oncore Lite......................          489    $  10.932361   $      5,346      1.4%       13.30%      3.18%
                                     ------------                  ------------
                                          58,293                   $    637,813
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................            7    $   9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex......................          257    $   9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value.....................       20,766    $   9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore
     Premier.......................        2,045    $   9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra......................        1,058    $   9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite......................          326    $   9.648991   $      3,149      1.4%      -12.02%      1.71%
                                     ------------                  ------------
                                          24,459                   $    238,487
                                     ------------                  ------------
2001
  Top Tradition....................            4    $  11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer.....................            3    $  10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex......................          266    $  10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value.....................           62    $  11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore
     Premier.......................        2,180    $  10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra.....        7,339    $  10.967284   $     80,480      1.4%       -6.61%      1.67%
                                     ------------                  ------------
                                           9,854                   $    108,070
                                     ------------                  ------------
2000
  Oncore Flex......................            5    $  11.737519   $         59      1.5%       17.38%      1.13%      7/3/00
  Oncore Value.....................           62    $  11.771617   $        728      0.9%       17.72%      1.13%      7/3/00
  Oncore Premier...................        2,063    $  11.743179   $     24,225      1.4%       17.43%      1.14%      7/3/00
  Oncore Xtra......................          497    $  11.743179   $      5,839      1.4%       17.43%      1.14%      7/3/00
                                     ------------                  ------------
                                           2,627                   $     30,851
                                     ------------                  ------------
AUGUST SUBACCOUNT
2002
  Top Tradition....................          122    $  11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer.....................        2,091    $  11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore
     Premier.......................       13,591    $  11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra.....        2,739    $  11.534489   $     31,594      1.4%       -2.49%      2.02%
                                     ------------                  ------------
                                          18,543                   $    213,956
                                     ------------                  ------------
2001
  Top Tradition....................          424    $  11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus.........................          703    $  11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer.....................        2,137    $  11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex......................            9    $  11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value.....................           35    $  11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       14,847    $  11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra.....        1,695    $  11.829490   $     20,051      1.4%        0.48%      2.39%
                                     ------------                  ------------
                                          19,850                   $    234,936
                                     ------------                  ------------
2000
  Top Tradition....................           58    $  11.787825   $        680      1.1%       17.88%      0.81%      8/1/00
  Oncore Flex......................            5    $  11.768752   $         59      1.5%       17.69%      0.81%      8/1/00
  Oncore Value.....................           35    $  11.797386   $        416      0.9%       17.97%      0.81%      8/1/00
  Oncore Premier...................        1,724    $  11.773510   $     20,295      1.4%       17.74%      0.82%      8/1/00
  Oncore Xtra......................           11    $  11.773510   $        130      1.4%       17.74%      0.82%      8/1/00
                                     ------------                  ------------
                                           1,833                   $     21,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................          239    $  10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value.....................        3,107    $   7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore
     Premier.......................       11,392    $   7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra.....        1,537    $   7.400409   $     11,372      1.4%      -15.03%      2.27%
                                     ------------                  ------------
                                          16,275                   $    121,455
                                     ------------                  ------------
2001
  Top Tradition....................          236    $  11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer.....................            4    $  11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex......................           12    $   8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value.....................          270    $   8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       11,935    $   8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra.....          621    $   8.709050   $      5,405      1.4%        0.94%      1.00%
                                     ------------                  ------------
                                          13,078                   $    114,657
                                     ------------                  ------------
2000
  Oncore Flex......................            7    $   8.617025   $         58      1.5%       15.14%      0.81%
  Oncore Value.....................          289    $   8.685121   $      2,510      0.9%       15.82%      2.52%
  Oncore Premier...................       11,687    $   8.628297   $    100,849      1.4%       15.25%      2.33%
  Oncore Xtra......................           16    $   8.628297   $        135      1.4%       16.11%      2.33%      9/1/00
                                     ------------                  ------------
                                          11,999                   $    103,552
                                     ------------                  ------------
1999
  Oncore Value.....................        1,003    $   7.498869   $      7,520      0.9%      -25.01%      0.76%      9/1/99
  Oncore Premier...................        9,789    $   7.486547   $     73,290      1.4%      -25.13%      1.06%      9/1/99
                                     ------------                  ------------
                                          10,792                   $     80,810
                                     ------------                  ------------
FOURTH QUARTER SUBACCOUNT
2003
  Top Tradition....................          102    $  13.976503   $      1,432      1.1%       18.25%      2.46%
  Top Plus.........................          816    $  14.066554   $     11,478      0.9%       18.48%      2.12%
  Top Explorer.....................          341    $  13.887085   $      4,738      1.3%       18.01%      2.42%
  Oncore Value.....................        1,828    $  10.397256   $     19,003      0.9%       18.48%      2.46%
  Oncore & Firstar Oncore
     Premier.......................       46,700    $  10.180997   $    475,442      1.4%       17.90%      2.67%
  Oncore & Firstar Oncore Xtra.....       20,189    $  10.180997   $    205,546      1.4%       17.90%      2.67%
  Oncore Lite......................          833    $  10.180997   $      8,485      1.4%       17.90%      2.67%
                                     ------------                  ------------
                                          70,809                   $    726,124
                                     ------------                  ------------
2002
  Top Tradition....................           15    $  11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus.........................          761    $  11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer.....................           38    $  11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value.....................        3,179    $   8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier.......................       10,316    $   8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra.....        1,257    $   8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite......................          129    $   8.635585   $      1,110      1.4%       -7.19%      2.29%
                                     ------------                  ------------
                                          15,695                   $    138,612
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................           13    $  12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus.........................          761    $  12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer.....................           42    $  12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex......................           13    $   9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value.....................        1,206    $   9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier.......................       12,987    $   9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra.....        3,306    $   9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite......................          129    $   9.304931   $      1,202      1.4%        1.73%      1.30%     4/17/01
                                     ------------                  ------------
                                          18,457                   $    174,656
                                     ------------                  ------------
2000
  Top Tradition....................            7    $  12.440161   $         87      1.1%       24.40%      0.36%     10/1/00
  Oncore Flex......................            7    $   9.131804   $         60      1.5%        7.46%      0.36%
  Oncore Value.....................          956    $   9.199476   $      8,790      0.9%        8.09%      2.59%
  Oncore & Firstar Oncore
     Premier.......................       25,618    $   9.143022   $    234,233      1.4%        7.56%      2.59%
  Oncore Xtra......................           14    $   9.143022   $        128      1.4%       24.85%      2.59%     10/1/00
                                     ------------                  ------------
                                          26,602                   $    243,298
                                     ------------                  ------------
1999
  Oncore Value.....................          946    $   8.510857   $      8,048      0.9%      -14.89%      0.67%     10/1/99
  Oncore Premier...................       20,835    $   8.500346   $    177,112      1.4%      -15.00%      0.67%     10/1/99
                                     ------------                  ------------
                                          21,781                   $    185,160
                                     ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................          649    $   7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus.........................          732    $   7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer.....................        1,217    $   7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value.....................        4,107    $   7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier.......................        6,732    $   7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra.....        2,463    $   7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite......................          102    $   7.163439   $        732      1.4%      -16.54%      2.26%
                                     ------------                  ------------
                                          16,002                   $    115,244
                                     ------------                  ------------
2001
  Top Tradition....................          112    $   8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer.....................        1,062    $   8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex......................           12    $   8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value.....................        2,044    $   8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier.......................        7,098    $   8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra.....        5,671    $   8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite......................          205    $   8.583584   $      1,758      1.4%       -3.06%      1.45%     4/17/01
                                     ------------                  ------------
                                          16,204                   $    139,301
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................          112    $   8.540946   $        956      1.1%      -14.25%      2.80%
  Top Explorer.....................          991    $   8.521374   $      8,441      1.3%      -14.42%      2.56%
  Oncore Flex......................            6    $   8.501874   $         53      1.5%      -14.59%      0.41%
  Oncore Value.....................        2,105    $   8.560591   $     18,019      0.9%      -14.08%      2.58%
  Oncore & Firstar Oncore
     Premier.......................        7,755    $   8.511600   $     66,018      1.4%      -14.50%      2.57%
  Oncore Xtra......................           15    $   8.511600   $        125      1.4%      -14.50%      2.57%
                                     ------------                  ------------
                                          10,984                   $     93,612
                                     ------------                  ------------
1999
  Top Tradition....................           60    $   9.960325   $        600      1.1%       -0.40%      0.00%     11/1/99
  Top Explorer.....................        1,151    $   9.957083   $     11,462      1.3%       -0.43%      0.42%     11/1/99
  Oncore Value.....................        1,907    $   9.963566   $     18,997      0.9%       -0.36%      0.42%     11/1/99
  Oncore & Firstar Oncore
     Premier.......................        7,283    $   9.955465   $     72,511      1.4%       -0.45%      0.42%     11/1/99
                                     ------------                  ------------
                                          10,401                   $    103,570
                                     ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................            8    $   8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus.........................          792    $   8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer.....................          345    $   8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value.....................        2,047    $   8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier.......................        8,227    $   8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra.....        7,777    $   8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite......................           76    $   8.837123   $        672      1.4%      -18.68%      2.23%
                                     ------------                  ------------
                                          19,272                   $    170,708
                                     ------------                  ------------
2001
  Top Tradition....................            5    $  10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus.........................          792    $  10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer.....................          211    $  10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex......................           10    $  10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value.....................           63    $  10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier.......................        7,632    $  10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra.....       10,095    $  10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite......................          152    $  10.867159   $      1,656      1.4%        0.93%      0.96%     4/17/01
                                     ------------                  ------------
                                          18,960                   $    206,137
                                     ------------                  ------------
2000
  Top Tradition....................            5    $  10.595121   $         58      1.1%        5.88%      0.01%
  Top Plus.........................          792    $  10.617749   $      8,407      0.9%        6.09%      2.42%
  Top Explorer.....................          123    $  10.572580   $      1,303      1.3%        5.67%      2.42%
  Oncore Flex......................            5    $  10.550116   $         55      1.5%        5.46%      0.62%
  Oncore Value.....................           63    $  10.617749   $        669      0.9%        6.09%      2.34%
  Oncore & Firstar Oncore
     Premier.......................        6,903    $  10.561334   $     72,908      1.4%        5.57%      2.82%
  Oncore Xtra......................        9,720    $  10.561334   $    102,646      1.4%        5.57%      2.82%
                                     ------------                  ------------
                                          17,611                   $    186,046
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................          532    $  10.006724   $      5,328      1.1%        0.07%      0.20%     12/1/99
  Top Plus.........................          792    $  10.008355   $      7,924      0.9%        0.08%      0.20%     12/1/99
  Top Explorer.....................          124    $  10.005092   $      1,241      1.3%        0.05%      0.00%     12/1/99
  Oncore Value.....................          262    $  10.008355   $      2,621      0.9%        0.08%      0.20%     12/1/99
  Oncore & Firstar Oncore
     Premier.......................        5,997    $  10.004277   $     59,991      1.4%        0.04%      0.19%     12/1/99
  Oncore Xtra......................        2,905    $  10.004277   $     29,074      1.4%        0.04%      0.19%     12/1/99
                                     ------------                  ------------
                                          10,612                   $    106,179
                                     ------------                  ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2003
  Top Explorer.....................      342,395    $  15.076312   $  5,162,056      1.3%       31.15%      0.28%
2002
  Top Explorer.....................      378,768    $  11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer.....................      429,163    $  16.661660   $  7,150,565      1.3%      -18.71%      0.08%
2000
  Top Explorer.....................      476,148    $  20.497608   $  9,759,896      1.3%      -12.12%      0.11%
1999
  Top Explorer.....................      501,352    $  23.324677   $ 11,693,874      1.3%       35.67%      0.11%
VIP EQUITY INCOME SUBACCOUNT
2003
  Top Explorer.....................      263,690    $  15.319655   $  4,039,633      1.3%       28.66%      2.00%
2002
  Top Explorer.....................      336,449    $  11.907187   $  4,006,164      1.3%      -18.01%      1.83%
2001
  Top Explorer.....................      396,056    $  14.523453   $  5,752,099      1.3%       -6.18%      1.81%
2000
  Top Explorer.....................      437,314    $  15.480617   $  6,769,899      1.3%        7.03%      1.84%
1999
  Top Explorer.....................      538,074    $  14.463459   $  7,782,417      1.3%        4.97%      1.19%
VIP HIGH INCOME BOND SUBACCOUNT
2003
  Top Explorer.....................       98,462    $  10.088071   $    993,295      1.3%       25.63%      7.51%
2002
  Top Explorer.....................      115,348    $   8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer.....................      144,957    $   7.863433   $  1,139,858      1.3%      -12.87%     14.55%
2000
  Top Explorer.....................      194,862    $   9.025114   $  1,758,651      1.3%      -23.47%      7.76%
1999
  Top Explorer.....................      225,514    $  11.792460   $  2,659,367      1.3%        6.77%      8.49%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                     ------------   ------------   ------------   ---------   --------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
  SHARES:
GROWTH SUBACCOUNT
2003
  Top I............................        7,382    $   6.946735   $     51,283      1.1%       30.30%      0.08%
  Top Tradition....................      266,246    $   6.946735   $  1,849,544      1.1%       30.30%      0.08%
  Top Plus.........................       87,949    $   7.004322   $    616,020      0.9%       30.56%      0.08%
  Investar Vision & Top Spectrum...       23,316    $   9.664556   $    225,339      1.4%       29.91%      0.09%
  Top Explorer.....................      145,041    $   6.889647   $    999,283      1.3%       30.04%      0.08%
  Oncore & Firstar Flex............       94,757    $   9.610625   $    910,674      1.5%       29.79%      0.08%
  Oncore & Firstar Oncore Value....      343,998    $   9.939562   $  3,419,189      0.9%       30.56%      0.09%
  Oncore & Firstar Oncore
     Premier.......................    1,492,481    $   9.664556   $ 14,424,164      1.4%       29.91%      0.09%
  Oncore & Firstar Oncore Xtra.....      169,713    $   9.664556   $  1,640,197      1.4%       29.91%      0.09%
                                     ------------                  ------------
                                       2,630,883                   $ 24,135,693
                                     ------------                  ------------
2002
  Top I............................        9,833    $   5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition....................      334,455    $   5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus.........................      112,249    $   5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top Spectrum...       35,416    $   7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer.....................      164,853    $   5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex............      147,202    $   7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value....      463,086    $   7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,813,000    $   7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra.....      221,111    $   7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                     ------------                  ------------
                                       3,301,205                   $ 23,322,315
                                     ------------                  ------------
2001
  Top I............................       17,297    $   7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition....................      402,977    $   7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus.........................      149,573    $   7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top Spectrum...       40,381    $  10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer.....................      212,895    $   7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex............      205,284    $  10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value....      596,168    $  10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore
     Premier.......................    2,524,855    $  10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra.....      329,196    $  10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                     ------------                  ------------
                                       4,478,626                   $ 43,780,608
                                     ------------                  ------------
2000
  Top I............................       17,013    $   9.852763   $    167,628      1.1%      -15.48%      2.76%
  Top Tradition....................      419,996    $   9.852763   $  4,138,118      1.1%      -15.48%      2.57%
  Top Plus.........................      174,803    $   9.875450   $  1,726,263      0.9%      -15.31%      2.82%
  Investar Vision & Top Spectrum...       46,083    $  13.830434   $    637,346      1.4%      -15.73%      2.62%
  Top Explorer.....................      337,714    $   9.830144   $  3,319,780      1.3%      -15.65%      2.64%
  Oncore & Firstar Oncore Flex.....      271,837    $  13.794144   $  3,749,754      1.5%      -15.81%      2.59%
  Oncore & Firstar Oncore Value....      645,853    $  14.013856   $  9,050,884      0.9%      -15.31%      2.59%
  Oncore & Firstar Oncore
     Premier.......................    2,997,638    $  13.830434   $ 41,458,638      1.4%      -15.73%      2.62%
  Oncore & Firstar Oncore Xtra.....      425,289    $  13.830434   $  5,881,936      1.4%      -15.73%      2.62%
                                     ------------                  ------------
                                       5,336,226                   $ 70,130,347
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION   VALUE PER       FAIR                      TOTAL      INCOME    INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*    RETURN**   RATIO****    DATE
                                      -------------  ----------    -----------    --------     --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................        7,707    $  11.657335   $     89,839      1.1%       16.57%      0.14%     11/1/99
  Top Tradition....................      140,899    $  11.657335   $  1,642,509      1.1%       16.57%      0.11%     11/1/99
  Top Plus.........................       44,858    $  11.661117   $    523,094      0.9%       16.61%      0.13%     11/1/99
  Investar Vision & Top Spectrum...       14,331    $  16.412037   $    235,194      1.4%       16.52%      0.33%     11/1/99
  Top Explorer.....................      151,547    $  11.653548   $  1,766,055      1.3%       16.54%      0.04%     11/1/99
  Oncore & Firstar Oncore Flex.....      181,724    $  16.385089   $  2,977,571      1.5%       41.86%      0.27%
  Oncore & Firstar Oncore Value....      409,857    $  16.547829   $  6,782,245      0.9%       42.70%      0.30%
  Oncore & Firstar Oncore
     Premier.......................    1,903,300    $  16.412037   $ 31,237,052      1.4%       42.00%      0.33%
  Oncore Xtra......................       37,224    $  16.412037   $    610,922      1.4%       16.52%      0.33%     11/1/99
                                     ------------                  ------------
                                       2,891,447                   $ 45,864,481
                                     ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       30,477    $  10.814633   $    329,597      1.5%       32.92%      1.00%
  Oncore & Firstar Oncore Value....       62,869    $  11.184582   $    703,160      0.9%       33.71%      1.21%
  Oncore & Firstar Oncore
     Premier.......................      232,971    $  10.875254   $  2,533,622      1.4%       33.05%      1.22%
  Oncore & Firstar Oncore Xtra.....       70,019    $  10.875254   $    761,474      1.4%       33.05%      1.22%
                                     ------------                  ------------
                                         396,336                   $  4,327,853
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       39,242    $   8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value....       82,021    $   8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore
     Premier.......................      275,525    $   8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra.....       79,167    $   8.173564   $    647,077      1.4%      -26.61%      0.80%
                                     ------------                  ------------
                                         475,955                   $  3,904,449
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       53,202    $  11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value....      104,233    $  11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore
     Premier.......................      380,072    $  11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra.....      108,231    $  11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                     ------------                  ------------
                                         645,738                   $  7,211,161
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       70,851    $  14.674821   $  1,039,732      1.5%      -17.18%      0.76%
  Oncore & Firstar Oncore Value....      114,822    $  14.908442   $  1,711,813      0.9%      -16.69%      1.90%
  Oncore & Firstar Oncore
     Premier.......................      408,896    $  14.713393   $  6,016,252      1.4%      -17.10%      1.94%
  Oncore & Firstar Oncore Xtra.....      129,827    $  14.713393   $  1,910,194      1.4%      -17.10%      1.94%
                                     ------------                  ------------
                                         724,396                   $ 10,677,991
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....      228,884    $  17.719378   $  4,055,689      1.5%       79.59%      0.00%
  Oncore & Firstar Oncore Value....       48,536    $  17.895206   $    868,567      0.9%       80.65%      0.16%
  Oncore & Firstar Oncore
     Premier.......................      152,819    $  17.748475   $  2,712,290      1.4%       79.76%      0.20%
  Oncore & Firstar Oncore Xtra.....       16,246    $  17.748475   $    288,345      1.4%       45.27%      0.20%     11/1/99
                                     ------------                  ------------
                                         446,485                   $  7,924,891
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****
                                      -------------  -----------   ------------   --------     --------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
2003
  Top I............................       14,297    $   7.648142   $    109,346      1.1%       22.64%      0.97%
  Top Tradition....................      213,452    $   7.648142   $  1,632,511      1.1%       22.64%      1.11%
  Top Plus.........................       59,560    $   7.711505   $    459,296      0.9%       22.89%      1.07%
  Investar Vision & Top Spectrum...       66,624    $   9.554088   $    636,534      1.4%       22.28%      1.10%
  Top Explorer.....................      162,508    $   7.585312   $  1,232,672      1.3%       22.40%      1.11%
  Oncore & Firstar Oncore Flex.....       87,186    $   9.681675   $    844,106      1.5%       22.16%      1.06%
  Oncore & Firstar Oncore Value....      247,172    $  10.012904   $  2,474,912      0.9%       22.89%      1.10%
  Oncore & Firstar Oncore
     Premier.......................      810,029    $   9.735966   $  7,886,412      1.4%       22.28%      1.09%
  Oncore & Firstar Oncore Xtra.....      117,798    $   9.735966   $  1,146,879      1.4%       22.28%      1.09%
                                     ------------                  ------------
                                       1,778,626                   $ 16,422,668
                                     ------------                  ------------
2002
  Top I............................       23,137    $   6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition....................      250,428    $   6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus.........................       84,760    $   6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top Spectrum...       86,447    $   7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer.....................      201,998    $   6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex.....      118,759    $   7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value....      321,826    $   8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore
     Premier.......................    1,039,628    $   7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra.....      168,250    $   7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                     ------------                  ------------
                                       2,295,233                   $ 17,345,778
                                     ------------                  ------------
2001
  Top I............................       27,965    $   8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition....................      307,065    $   8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus.........................      134,429    $   8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top Spectrum...      113,857    $  10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer.....................      242,670    $   8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex.....      172,729    $  10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value....      397,264    $  11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore
     Premier.......................    1,408,490    $  10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra.....      225,665    $  10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                     ------------                  ------------
                                       3,030,134                   $ 31,193,130
                                     ------------                  ------------
2000
  Top I............................       26,493    $  11.031902   $    292,269      1.1%      -16.59%      2.16%
  Top Tradition....................      329,043    $  11.031902   $  3,629,973      1.1%      -16.59%      2.23%
  Top Plus.........................      145,826    $  11.057279   $  1,612,434      0.9%      -16.42%      2.26%
  Investar Vision & Top Spectrum...      153,172    $  13.904645   $  2,129,800      1.4%      -16.83%      1.96%
  Top Explorer.....................      265,777    $  11.006578   $  2,925,293      1.3%      -16.75%      2.41%
  Oncore & Firstar Oncore Flex.....      194,391    $  14.132175   $  2,747,163      1.5%      -16.91%      1.42%
  Oncore & Firstar Oncore Value....      497,473    $  14.357178   $  7,142,309      0.9%      -16.42%      2.10%
  Oncore & Firstar Oncore
     Premier.......................    1,630,549    $  14.169317   $ 23,103,771      1.4%      -16.83%      2.15%
  Oncore & Firstar Oncore Xtra.....      258,571    $  14.169317   $  3,663,775      1.4%      -16.83%      2.15%
                                     ------------                  ------------
                                       3,501,295                   $ 47,246,787
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
1999
  Top I............................        3,185    $  13.225533   $     42,118      1.1%       32.26%      0.00%     11/1/99
  Top Tradition....................       84,104    $  13.225533   $  1,112,320      1.1%       32.26%      0.00%     11/1/99
  Top Plus.........................       19,886    $  13.229802   $    263,084      0.9%       32.30%      0.00%     11/1/99
  Investar Vision & Top Spectrum...      141,812    $  16.718939   $  2,370,945      1.4%       62.18%      0.19%
  Top Explorer.....................       33,158    $  13.221258   $    438,387      1.3%       32.21%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....      370,658    $  17.009248   $  6,304,612      1.5%       62.02%      0.15%
  Oncore & Firstar Oncore Value....      319,718    $  17.178057   $  5,492,132      0.9%       62.98%      0.16%
  Oncore & Firstar Oncore
     Premier.......................    1,022,885    $  17.037179   $ 17,427,105      1.4%       62.18%      0.15%
  Oncore & Firstar Oncore Xtra.....        6,228    $  17.037179   $    106,109      1.4%       32.19%      0.15%     11/1/99
                                     ------------                  ------------
                                       2,001,634                   $ 33,556,812
                                     ------------                  ------------
BALANCED SUBACCOUNT
2003
  Top I............................       22,397    $  10.490828   $    234,963      1.1%       12.81%      2.07%
  Top Tradition....................      303,570    $  10.490828   $  3,184,705      1.1%       12.81%      2.21%
  Top Plus.........................      132,623    $  10.577712   $  1,402,852      0.9%       13.03%      2.03%
  Investar Vision & Top Spectrum...      244,365    $  14.052762   $  3,434,007      1.4%       12.48%      2.17%
  Top Explorer.....................      177,315    $  10.404689   $  1,844,906      1.3%       12.59%      2.22%
  Oncore & Firstar Oncore Flex.....       92,627    $  13.590452   $  1,258,843      1.5%       12.36%      2.16%
  Oncore & Firstar Oncore Value....      268,663    $  14.055270   $  3,776,128      0.9%       13.03%      2.10%
  Oncore & Firstar Oncore
     Premier.......................    1,615,730    $  13.666613   $ 22,081,546      1.4%       12.48%      2.15%
  Oncore & Firstar Oncore Xtra.....      133,989    $  13.666613   $  1,831,171      1.4%       12.48%      2.15%
                                     ------------                  ------------
                                       2,991,279                   $ 39,049,121
                                     ------------                  ------------
2002
  Top I............................       30,791    $   9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition....................      325,549    $   9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus.........................      198,509    $   9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top Spectrum...      291,172    $  12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer.....................      200,267    $   9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex.....      115,864    $  12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value....      358,015    $  12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore
     Premier.......................    1,969,882    $  12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra.....      176,260    $  12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                     ------------                  ------------
                                       3,666,309                   $ 42,590,627
                                     ------------                  ------------
2001
  Top I............................       23,511    $  10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition....................      326,327    $  10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus.........................      197,509    $  10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top Spectrum...      360,910    $  13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer.....................      201,883    $  10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex.....      143,653    $  13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value....      459,055    $  13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore
     Premier.......................    2,465,027    $  13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra.....      267,010    $  13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                     ------------                  ------------
                                       4,444,885                   $ 56,438,499
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2000
  Top I............................       20,093    $  10.657989   $    214,155      1.1%       -3.33%      6.03%
  Top Tradition....................      270,044    $  10.657989   $  2,878,125      1.1%       -3.33%      6.57%
  Top Plus.........................      198,240    $  10.682514   $  2,117,707      0.9%       -3.14%      6.17%
  Investar Vision & Top Spectrum...      418,274    $  14.404552   $  6,025,052      1.4%       -3.62%      5.55%
  Top Explorer.....................      245,282    $  10.633531   $  2,608,212      1.3%       -3.52%      6.98%
  Oncore & Firstar Oncore Flex.....      164,477    $  13.972011   $  2,298,078      1.5%       -3.71%      5.79%
  Oncore & Firstar Oncore Value....      497,551    $  14.194521   $  7,062,499      0.9%       -3.14%      5.83%
  Oncore & Firstar Oncore
     Premier.......................    2,785,101    $  14.008748   $ 39,015,766      1.4%       -3.62%      6.02%
  Oncore & Firstar Oncore Xtra.....      281,520    $  14.008748   $  3,943,738      1.4%       -3.62%      6.02%
                                     ------------                  ------------
                                       4,880,582                   $ 66,163,332
                                     ------------                  ------------
1999
  Top I............................        9,739    $  11.025619   $    107,384      1.1%       10.26%      0.34%     11/1/99
  Top Tradition....................       60,253    $  11.025619   $    664,329      1.1%       10.26%      1.80%     11/1/99
  Top Plus.........................       48,823    $  11.029199   $    538,476      0.9%       10.29%      1.71%     11/1/99
  Investar Vision & Top Spectrum...      401,500    $  14.945572   $  6,000,641      1.4%       25.01%      2.70%
  Top Explorer.....................       31,407    $  11.022042   $    346,167      1.3%       10.22%      1.46%     11/1/99
  Oncore & Firstar Oncore Flex.....      123,188    $  14.511033   $  1,787,586      1.5%       24.89%      3.05%
  Oncore & Firstar Oncore Value....      359,275    $  14.655190   $  5,265,237      0.9%       25.63%      3.11%
  Oncore & Firstar Oncore
     Premier.......................    1,767,838    $  14.534895   $ 25,695,352      1.4%       25.01%      3.37%
  Oncore & Firstar Oncore Xtra.....        6,426    $  14.534895   $     93,397      1.4%       10.20%      3.37%     11/1/99
                                     ------------                  ------------
                                       2,808,449                   $ 40,498,569
                                     ------------                  ------------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC.:
ALL CAP SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       26,439    $  15.166107   $    400,974      1.5%       36.98%      0.23%
  Oncore & Firstar Oncore Value....       67,026    $  15.684793   $  1,051,284      0.9%       37.79%      0.28%
  Oncore & Firstar Oncore
     Premier.......................      335,212    $  15.251089   $  5,112,352      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Xtra.....      268,577    $  15.251089   $  4,096,098      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Lite.....      143,157    $  15.251089   $  2,183,294      1.4%       37.12%      0.27%
                                     ------------                  ------------
                                         840,411                   $ 12,844,002
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       49,079    $  11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value....       60,895    $  11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      365,296    $  11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra.....      250,504    $  11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite.....      113,837    $  11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                     ------------                  ------------
                                         839,611                   $  9,352,138
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       45,028    $  14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value....       58,830    $  15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier.......................      299,673    $  15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra.....      175,876    $  15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite......................       32,054    $  15.049789   $    482,406      1.4%       -0.41%      1.21%     4/17/01
                                     ------------                  ------------
                                         611,461                   $  9,216,128
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
ALL CAP SUBACCOUNT (CONTINUED)
2000
  Oncore & Firstar Oncore Flex.....       24,021    $  14.937157   $    358,808      1.5%       16.49%      0.49%
  Oncore & Firstar Oncore Value....       19,554    $  15.175006   $    296,725      0.9%       17.18%      0.56%
  Oncore & Firstar Oncore
     Premier.......................       94,561    $  14.976435   $  1,416,191      1.4%       16.61%      0.82%
  Oncore & Firstar Oncore Xtra.....       27,796    $  14.976435   $    416,287      1.4%       16.61%      0.82%
                                     ------------                  ------------
                                         165,932                   $  2,488,011
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....       22,316    $  12.822212   $    286,146      1.5%       20.28%      0.69%
  Oncore & Firstar Oncore Value....       15,238    $  12.949634   $    197,323      0.9%       21.00%      0.84%
  Oncore & Firstar Oncore
     Premier.......................       48,771    $  12.843310   $    626,381      1.4%       20.40%      0.67%
                                     ------------                  ------------
                                          86,325                   $  1,109,850
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       13,053    $  10.808286   $    141,079      1.5%       14.20%      1.66%
  Oncore & Firstar Oncore Value....       51,447    $  11.177969   $    575,077      0.9%       14.88%      1.60%
  Oncore & Firstar Oncore
     Premier.......................      301,022    $  10.868872   $  3,271,760      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Xtra.....      253,603    $  10.868872   $  2,756,380      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Lite.....       36,394    $  10.868872   $    395,567      1.4%       14.32%      1.75%
                                     ------------                  ------------
                                         655,519                   $  7,139,863
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       16,555    $   9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value....       55,689    $   9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier.......................      275,575    $   9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra.....      218,416    $   9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite.....       17,231    $   9.507740   $    163,829      1.4%       -8.15%      1.63%
                                     ------------                  ------------
                                         583,466                   $  5,559,093
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       17,591    $  10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value....       52,597    $  10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier.......................      235,953    $  10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra.....      143,967    $  10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite.....        4,546    $  10.351859   $     47,062      1.4%        0.58%      3.10%     4/17/01
                                     ------------                  ------------
                                         454,654                   $  4,715,824
                                     ------------                  ------------
2000
  Oncore Flex......................        5,656    $  10.554451   $     59,696      1.5%        6.31%      3.62%
  Oncore & Firstar Oncore Value....       33,657    $  10.722596   $    360,892      0.9%        6.94%      3.81%
  Oncore & Firstar Oncore
     Premier.......................      136,855    $  10.582224   $  1,448,222      1.4%        6.42%      3.63%
  Oncore & Firstar Oncore Xtra.....        7,831    $  10.582224   $     82,872      1.4%        6.42%      3.63%
                                     ------------                  ------------
                                         183,999                   $  1,951,682
                                     ------------                  ------------
1999
  Oncore Flex......................        4,263    $   9.927581   $     42,321      1.5%       -0.71%      2.64%
  Oncore & Firstar Oncore Value....       29,385    $  10.026301   $    294,619      0.9%       -0.12%      2.89%
  Oncore & Firstar Oncore
     Premier.......................      109,267    $   9.943926   $  1,086,546      1.4%       -0.61%      3.51%
                                     ------------                  ------------
                                         142,915                   $  1,423,486
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
INVESTORS SUBACCOUNT
2003
  Oncore & Firstar Oncore Flex.....       60,640    $  11.803030   $    715,735      1.5%       30.38%      1.81%
  Oncore & Firstar Oncore Value....       54,924    $  12.206734   $    670,437      0.9%       31.15%      1.48%
  Oncore & Firstar Oncore
     Premier.......................      184,492    $  11.869178   $  2,189,772      1.4%       30.51%      1.47%
  Oncore & Firstar Oncore Xtra.....      125,056    $  11.869178   $  1,484,313      1.4%       30.51%      1.47%
  Oncore Lite......................       55,417    $  11.869178   $    657,756      1.4%       30.51%      1.47%
                                     ------------                  ------------
                                         480,529                   $  5,718,013
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       71,598    $   9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value....       50,000    $   9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      234,005    $   9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra.....      106,559    $   9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite......................       45,433    $   9.094795   $    413,200      1.4%      -24.11%      1.33%
                                     ------------                  ------------
                                         507,595                   $  4,624,106
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       62,628    $  11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value....       32,448    $  12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier.......................      173,272    $  11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra.....       88,848    $  11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite......................        6,269    $  11.984510   $     75,134      1.4%       -4.24%      1.26%     4/17/01
                                     ------------                  ------------
                                         363,465                   $  4,360,368
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....        9,729    $  12.645960   $    123,034      1.5%       13.54%      0.84%
  Oncore Value.....................       13,083    $  12.847338   $    168,087      0.9%       14.21%      1.27%
  Oncore & Firstar Oncore
     Premier.......................       46,998    $  12.679209   $    595,890      1.4%       13.65%      1.11%
  Oncore & Firstar Oncore Xtra.....       14,718    $  12.679209   $    186,618      1.4%       13.65%      1.11%
                                     ------------                  ------------
                                          84,528                   $  1,073,629
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....        7,637    $  11.137851   $     85,060      1.5%       10.00%      0.76%
  Oncore & Firstar Oncore Value....        7,741    $  11.248581   $     87,075      0.9%       10.65%      0.50%
  Oncore & Firstar Oncore
     Premier.......................       24,486    $  11.156179   $    273,175      1.4%       10.11%      0.40%
  Oncore & Firstar Oncore Xtra.....          596    $  11.156179   $      6,646      1.4%        5.37%      0.40%     11/1/99
                                     ------------                  ------------
                                          40,460                   $    451,956
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
OPPORTUNITY II SUBACCOUNT
2003
  Top I............................        3,670    $  10.992008   $     40,346      1.1%       35.52%      0.05%
  Top Tradition....................       65,730    $  10.992008   $    722,501      1.1%       35.52%      0.08%
  Top Plus.........................       31,462    $  11.083042   $    348,692      0.9%       35.79%      0.09%
  Investar Vision & Top Spectrum...        6,973    $  12.357050   $     86,164      1.4%       35.12%      0.08%
  Top Explorer.....................       56,933    $  10.901773   $    620,670      1.3%       35.25%      0.08%
  Oncore & Firstar Oncore Flex.....       27,067    $  12.288188   $    332,600      1.5%       34.98%      0.07%
  Oncore & Firstar Oncore Value....      212,892    $  12.708516   $  2,705,540      0.9%       35.79%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      583,589    $  12.357050   $  7,211,452      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Xtra.....      554,398    $  12.357050   $  6,850,725      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Lite.....      270,449    $  12.357050   $  3,341,952      1.4%       35.12%      0.08%
                                     ------------                  ------------
                                       1,813,163                   $ 22,260,642
                                     ------------                  ------------
2002
  Top I............................        7,767    $   8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition....................       64,592    $   8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus.........................       28,890    $   8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top Spectrum...        7,451    $   9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer.....................       52,049    $   8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex.....       38,242    $   9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value....      225,389    $   9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier.......................      613,606    $   9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra.....      596,327    $   9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite.....      241,758    $   9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                     ------------                  ------------
                                       1,876,071                   $ 17,044,409
                                     ------------                  ------------
2001
  Top I............................        8,307    $  11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition....................       44,704    $  11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus.........................       23,185    $  11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum.....................        3,911    $  12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer.....................       45,268    $  11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex.....       38,737    $  12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value....      180,541    $  12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      615,990    $  12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra.....      534,528    $  12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite.....      144,783    $  12.672277   $  1,834,732      1.4%       -1.09%      0.54%     4/17/01
                                     ------------                  ------------
                                       1,639,954                   $ 20,642,896
                                     ------------                  ------------
2000
  Top I............................        3,464    $  11.765451   $     40,755      1.1%        5.44%      0.24%
  Top Tradition....................       28,808    $  11.765451   $    338,941      1.1%        5.44%      0.33%
  Top Plus.........................       13,525    $  11.792516   $    159,491      0.9%        5.65%      0.29%
  Investar Vision & Top Spectrum...          647    $  13.345052   $      8,629      1.4%        5.13%      0.36%
  Top Explorer.....................       31,411    $  11.738472   $    368,711      1.3%        5.23%      0.33%
  Oncore & Firstar Oncore Flex.....       24,993    $  13.310073   $    332,665      1.5%        5.03%      0.41%
  Oncore & Firstar Oncore Value....      124,830    $  13.522012   $  1,687,956      0.9%        5.65%      0.32%
  Oncore & Firstar Oncore
     Premier.......................      353,051    $  13.345052   $  4,711,480      1.4%        5.13%      0.36%
  Oncore & Firstar Oncore Xtra.....      192,484    $  13.345052   $  2,568,713      1.4%        5.13%      0.36%
                                     ------------                  ------------
                                         773,213                   $ 10,217,341
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
OPPORTUNITY II SUBACCOUNT (CONTINUED)
1999
  Top Tradition....................        1,268    $  11.158443   $     14,154      1.1%       11.58%      0.00%     11/1/99
  Investar Vision & Top Spectrum...          118    $  12.694022   $      1,502      1.4%       11.53%      0.00%     11/1/99
  Top Explorer.....................          375    $  11.154825   $      4,180      1.3%       11.55%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....        3,803    $  12.673177   $     48,199      1.5%       32.92%      0.00%
  Oncore & Firstar Oncore Value....       43,944    $  12.799099   $    562,442      0.9%       33.70%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      180,309    $  12.694022   $  2,288,850      1.4%       33.05%      0.00%
                                     ------------                  ------------
                                         229,817                   $  2,919,327
                                     ------------                  ------------
MULTI CAP VALUE II SUBACCOUNT
2003
  Top I............................          617    $  11.752588   $      7,252      1.1%       36.89%      0.11%
  Top Tradition....................        9,480    $  11.752588   $    111,412      1.1%       36.89%      0.12%
  Top Plus.........................        7,179    $  11.849948   $     85,067      0.9%       37.16%      0.10%
  Top Explorer.....................        3,416    $  11.656107   $     39,817      1.3%       36.62%      0.12%
  Oncore & Firstar Oncore Flex.....       10,577    $  10.103864   $    106,864      1.5%       36.35%      0.11%
  Oncore & Firstar Oncore Value....        8,927    $  10.449547   $     93,284      0.9%       37.16%      0.12%
  Oncore & Firstar Oncore
     Premier.......................       72,909    $  10.160486   $    740,795      1.4%       36.49%      0.10%
  Oncore & Firstar Oncore Xtra.....       42,608    $  10.160486   $    432,918      1.4%       36.49%      0.10%
                                     ------------                  ------------
                                         155,713                   $  1,617,409
                                     ------------                  ------------
2002
  Top I............................          618    $   8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition....................        9,258    $   8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus.........................        8,155    $   8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer.....................        2,955    $   8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex.....       10,619    $   7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value....        8,108    $   7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore
     Premier.......................       85,631    $   7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra.....       52,316    $   7.444322   $    389,456      1.4%      -24.22%      0.37%
                                     ------------                  ------------
                                         177,660                   $  1,347,836
                                     ------------                  ------------
2001
  Top I............................          618    $  11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition....................       17,541    $  11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus.........................        5,765    $  11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum.....................        2,201    $   9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer.....................       20,612    $  11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex.....       10,625    $   9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value....        9,576    $  10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      129,856    $   9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra.....       63,207    $   9.823899   $    620,940      1.4%        2.68%      0.00%
                                     ------------                  ------------
                                         260,001                   $  2,620,422
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MULTI CAP VALUE II SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       27,544    $  10.968728   $    302,119      1.1%        6.65%      0.50%
  Top Plus.........................        3,752    $  10.993977   $     41,253      0.9%        6.86%      0.49%
  Top Explorer.....................       26,111    $  10.943565   $    285,747      1.3%        6.44%      0.66%
  Oncore & Firstar Oncore Flex.....        2,432    $   9.542661   $     23,208      1.5%        6.23%      0.38%
  Oncore & Firstar Oncore Value....       11,183    $   9.694721   $    108,412      0.9%        6.86%      0.41%
  Oncore & Firstar Oncore
     Premier.......................      151,515    $   9.567752   $  1,449,672      1.4%        6.34%      0.67%
  Oncore & Firstar Oncore Xtra.....       14,931    $   9.567752   $    142,852      1.4%        6.34%      0.67%
                                     ------------                  ------------
                                         237,468                   $  2,353,263
                                     ------------                  ------------
1999
  Top Tradition....................          372    $  10.284400   $      3,822      1.1%        2.84%      0.68%     11/1/99
  Top Plus.........................        1,392    $  10.287746   $     14,325      0.9%        2.88%      0.68%     11/1/99
  Oncore & Firstar Oncore Flex.....        3,497    $   8.982623   $     31,408      1.5%       -4.30%      1.25%
  Oncore & Firstar Oncore Value....       16,693    $   9.071960   $    151,441      0.9%       -3.73%      1.11%
  Oncore & Firstar Oncore
     Premier.......................       36,065    $   8.997405   $    324,496      1.4%       -4.21%      1.37%
                                     ------------                  ------------
                                          58,019                   $    525,492
                                     ------------                  ------------
MID-CAP GROWTH II SUBACCOUNT
2003
  Top I............................        2,834    $   6.109458   $     17,317      1.1%       32.75%      0.00%
  Top Tradition....................      136,978    $   6.109458   $    836,859      1.1%       32.75%      0.00%
  Top Plus.........................       24,446    $   6.160144   $    150,593      0.9%       33.02%      0.00%
  Investar Vision & Top Spectrum...        9,422    $  10.088450   $     95,057      1.4%       32.36%      0.00%
  Top Explorer.....................      110,618    $   6.059228   $    670,262      1.3%       32.49%      0.00%
  Oncore & Firstar Oncore Flex.....       28,993    $  10.032151   $    290,858      1.5%       32.23%      0.00%
  Oncore & Firstar Oncore Value....      284,194    $  10.375611   $  2,948,686      0.9%       33.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      991,015    $  10.088450   $  9,997,796      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Xtra.....      590,657    $  10.088450   $  5,958,818      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Lite.....      139,017    $  10.088450   $  1,402,464      1.4%       32.36%      0.00%
                                     ------------                  ------------
                                       2,318,174                   $ 22,368,710
                                     ------------                  ------------
2002
  Top I............................        1,699    $   4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition....................      131,912    $   4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus.........................       32,322    $   4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top Spectrum...        9,488    $   7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer.....................      114,697    $   4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex.....       46,933    $   7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value....      303,965    $   7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,100,189    $   7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      626,229    $   7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite.....      130,895    $   7.621828   $    997,660      1.4%      -38.41%      0.00%
                                     ------------                  ------------
                                       2,498,329                   $ 18,244,595
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MID-CAP GROWTH II SUBACCOUNT (CONTINUED)
2001
  Top I............................        1,733    $   7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition....................      132,257    $   7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus.........................       48,707    $   7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top Spectrum...       11,444    $  12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer.....................      141,857    $   7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex.....       70,801    $  12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value....      321,910    $  12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,468,041    $  12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra.....      763,291    $  12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite.....       82,615    $  12.375260   $  1,022,388      1.4%      -14.73%      0.00%     4/17/01
                                     ------------                  ------------
                                       3,042,656                   $ 36,122,051
                                     ------------                  ------------
2000
  Top I............................        7,173    $  10.880657   $     78,047      1.1%      -15.76%      0.00%
  Top Tradition....................      136,549    $  10.880657   $  1,485,748      1.1%      -15.76%      0.00%
  Top Plus.........................       54,700    $  10.905725   $    596,545      0.9%      -15.60%      0.00%
  Investar Vision & Top Spectrum...        9,789    $  18.128240   $    177,450      1.4%      -16.01%      0.00%
  Top Explorer.....................      230,628    $  10.855665   $  2,503,618      1.3%      -15.93%      0.00%
  Oncore & Firstar Oncore Flex.....       82,985    $  18.080685   $  1,500,421      1.5%      -16.10%      0.00%
  Oncore & Firstar Oncore Value....      313,405    $  18.368687   $  5,756,839      0.9%      -15.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,292,064    $  18.128240   $ 23,422,853      1.4%      -16.01%      0.00%
  Oncore & Firstar Oncore Xtra.....      594,176    $  18.128240   $ 10,771,357      1.4%      -16.01%      0.00%
                                     ------------                  ------------
                                       2,721,469                   $ 46,292,878
                                     ------------                  ------------
1999
  Top I............................        1,510    $  12.916791   $     19,500      1.1%       29.17%      0.00%     11/1/99
  Top Tradition....................       15,604    $  12.916791   $    201,548      1.1%       29.17%      0.00%     11/1/99
  Top Plus.........................        5,045    $  12.920972   $     65,188      0.9%       29.21%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        1,645    $  21.584486   $     35,507      1.4%       29.11%      0.00%     11/1/99
  Top Explorer.....................       14,858    $  12.912611   $    191,859      1.3%       29.13%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....       20,343    $  21.549079   $    438,370      1.5%       87.08%      0.00%
  Oncore & Firstar Oncore Value....      150,462    $  21.762989   $  3,274,514      0.9%       88.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      505,192    $  21.584486   $ 10,904,322      1.4%       87.26%      0.00%
  Oncore & Firstar Oncore Xtra.....        9,305    $  21.584486   $    200,840      1.4%       29.11%      0.00%     11/1/99
                                     ------------                  ------------
                                         723,964                   $ 15,331,648
                                     ------------                  ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
CORE PLUS FIXED INCOME SUBACCOUNT
2003
  Oncore Flex......................       24,259    $  13.004005   $    315,465      1.5%        3.09%      0.06%
  Oncore & Firstar Oncore Value....       32,204    $  13.448755   $    433,100      0.9%        3.71%      0.06%
  Oncore & Firstar Oncore
     Premier.......................      251,670    $  13.076897   $  3,291,073      1.4%        3.19%      0.06%
  Oncore Xtra......................       50,161    $  13.076897   $    655,949      1.4%        3.19%      0.06%
                                     ------------                  ------------
                                         358,294                   $  4,695,587
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT (CONTINUED)
2002
  Oncore Flex......................       27,114    $  12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value....       42,121    $  12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore
     Premier.......................      284,568    $  12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore & Firstar Oncore Xtra.....        3,142    $  12.672219   $     39,820      1.4%        5.84%      3.42%
                                     ------------                  ------------
                                         356,945                   $  4,534,178
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       26,172    $  11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value....       48,463    $  12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore
     Premier.......................      332,091    $  11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra.....        3,512    $  11.972451   $     42,044      1.4%        7.80%      3.78%
                                     ------------                  ------------
                                         410,238                   $  4,921,053
                                     ------------                  ------------
2000
  Oncore Flex......................       30,755    $  11.076812   $    340,666      1.5%        9.45%      6.21%
  Oncore & Firstar Oncore Value....       56,923    $  11.253314   $    640,574      0.9%       10.10%      6.34%
  Oncore & Firstar Oncore
     Premier.......................      394,328    $  11.105951   $  4,379,391      1.4%        9.55%      6.55%
  Oncore & Xtra....................        3,582    $  11.105951   $     39,778      1.4%        9.55%      6.55%
                                     ------------                  ------------
                                         485,588                   $  5,400,409
                                     ------------                  ------------
1999
  Oncore Flex......................       30,259    $  10.120748   $    306,246      1.5%       -3.08%      9.44%
  Oncore & Firstar Oncore Value....       51,044    $  10.221395   $    521,742      0.9%       -2.51%      7.68%
  Oncore & Firstar Oncore
     Premier.......................      330,040    $  10.137397   $  3,345,751      1.4%       -2.99%      8.12%
  Oncore Xtra......................          976    $  10.137397   $      9,892      1.4%       -0.75%      8.12%     11/1/99
                                     ------------                  ------------
                                         412,319                   $  4,183,631
                                     ------------                  ------------
US REAL ESTATE SUBACCOUNT
2003
  Top I............................        1,089    $  18.813690   $     20,481      1.1%       36.02%      0.00%
  Top Tradition....................       22,541    $  18.813690   $    424,077      1.1%       36.02%      0.00%
  Top Plus.........................       12,211    $  18.969437   $    231,635      0.9%       36.29%      0.00%
  Top Spectrum.....................          771    $  15.918756   $     12,279      1.4%       35.61%      0.00%
  Top Explorer.....................       13,271    $  18.659388   $    247,624      1.3%       35.75%      0.00%
  Oncore & Firstar Oncore Flex.....        6,045    $  15.830110   $     95,694      1.5%       35.48%      0.00%
  Oncore & Firstar Oncore Value....       31,222    $  16.371443   $    511,144      0.9%       36.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       65,997    $  15.918756   $  1,050,609      1.4%       35.61%      0.00%
  Oncore & Firstar Oncore Xtra.....       64,769    $  15.918756   $  1,031,037      1.4%       35.61%      0.00%
                                     ------------                  ------------
                                         217,916                   $  3,624,580
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,779    $  13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition....................       15,072    $  13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus.........................        1,996    $  13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum.....................          391    $  11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer.....................        2,402    $  13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex.....        4,405    $  11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value....       12,813    $  12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore
     Premier.......................       45,545    $  11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra......................    1,277,332    $  11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                     ------------                  ------------
                                       1,361,735                   $ 16,032,079
                                     ------------                  ------------
2001
  Top I............................          365    $  14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition....................       13,869    $  14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus.........................        1,196    $  14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum.....................       10,323    $  11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer.....................        3,884    $  14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex.....        3,776    $  11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value....       15,975    $  12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore
     Premier.......................       73,851    $  11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra.....        3,123    $  11.997048   $     37,472      1.4%        8.32%      3.41%
                                     ------------                  ------------
                                         126,362                   $  1,559,680
                                     ------------                  ------------
2000
  Top I............................        6,574    $  12.974045   $     85,291      1.1%       27.87%      1.70%
  Top Tradition....................       34,794    $  12.974045   $    451,421      1.1%       27.87%      2.77%
  Top Plus.........................          259    $  13.003900   $      3,363      0.9%       28.12%      0.75%
  Investar Vision & Top Spectrum...       11,549    $  11.075951   $    127,911      1.4%       27.49%      2.67%
  Top Explorer.....................        4,345    $  12.944308   $     56,241      1.3%       27.61%      2.26%
  Oncore & Firstar Oncore Flex.....        3,787    $  11.046907   $     41,838      1.5%       27.36%      2.20%
  Oncore & Firstar Oncore Value....       25,564    $  11.222911   $    286,904      0.9%       28.12%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      125,785    $  11.075951   $  1,393,189      1.4%       27.49%      2.67%
  Oncore Xtra......................        3,126    $  11.075951   $     34,626      1.4%       27.49%      2.67%
                                     ------------                  ------------
                                         215,783                   $  2,480,784
                                     ------------                  ------------
1999
  Top Tradition....................        2,245    $  10.146637   $     22,781      1.1%        1.47%      0.00%     11/1/99
  Top Plus.........................        1,072    $  10.149941   $     10,881      0.9%        1.50%      0.00%     11/1/99
  Investar Vision & Top Spectrum...        3,270    $   8.687826   $     28,408      1.4%        1.42%      0.00%     11/1/99
  Top Explorer.....................          197    $  10.143343   $      2,000      1.3%        1.43%      0.00%     11/1/99
  Oncore & Firstar Oncore Flex.....        1,698    $   8.673554   $     14,725      1.5%       -2.93%      5.12%
  Oncore & Firstar Oncore Value....       13,366    $   8.759824   $    117,088      0.9%       -2.35%      8.46%
  Oncore & Firstar Oncore
     Premier.......................       28,422    $   8.687826   $    246,926      1.4%       -2.83%      7.73%
                                     ------------                  ------------
                                          50,270                        442,809
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION   VALUE PER       FAIR                      TOTAL      INCOME
                                       UNITS***         UNIT          VALUE       EXPENSES*     RETURN**   RATIO****
                                      ------------  ------------  --------------  ---------    --------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
VALUE SUBACCOUNT
2003
  Oncore Flex......................        3,746    $  10.689314   $     40,040      1.5%       32.10%      0.00%
  Oncore Value.....................       10,715    $  11.054926   $    118,456      0.9%       32.88%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       69,251    $  10.749233   $    744,395      1.4%       32.23%      0.00%
  Oncore Xtra......................       10,177    $  10.749233   $    109,394      1.4%       32.23%      0.00%
                                     ------------                  ------------
                                          93,889                   $  1,012,285
                                     ------------                  ------------
2002
  Oncore Flex......................        3,716    $   8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value.....................        8,393    $   8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore
     Premier.......................       74,364    $   8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra......................       14,377    $   8.129174   $    116,874      1.4%      -23.23%      0.92%
                                     ------------                  ------------
                                         100,850                   $    821,286
                                     ------------                  ------------
2001
  Oncore Flex......................        4,627    $  10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value.....................       15,465    $  10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore
     Premier.......................       83,555    $  10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra.....       15,876    $  10.589267   $    168,120      1.4%        0.85%      0.95%
                                     ------------                  ------------
                                         119,523                   $  1,268,482
                                     ------------                  ------------
2000
  Oncore Flex......................        6,697    $  10.472537   $     70,139      1.5%       23.11%      1.06%
  Oncore Value.....................       18,756    $  10.639299   $    199,547      0.9%       23.84%      1.10%
  Oncore & Firstar Oncore
     Premier.......................       89,566    $  10.500086   $    940,455      1.4%       23.23%      1.03%
  Oncore Xtra......................        6,941    $  10.500086   $     72,881      1.4%       23.23%      1.03%
                                     ------------                  ------------
                                         121,960                   $  1,283,022
                                     ------------                  ------------
1999
  Oncore Flex......................        4,534    $   8.506511   $     38,570      1.5%       -3.27%      1.22%
  Oncore Value.....................       11,662    $   8.591085   $    100,186      0.9%       -2.69%      1.89%
  Oncore & Firstar Oncore
     Premier.......................       89,812    $   8.520515   $    765,247      1.4%       -3.17%      1.43%
                                     ------------                  ------------
                                         106,008                   $    904,003
                                     ------------                  ------------
EMERGING MKT. DEBT SUBACCOUNT
2003
  Oncore & Firstar Oncore Value....          527    $  14.285833   $      7,535      0.9%       26.72%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       11,156    $  13.890773   $    154,958      1.4%       26.10%      0.00%
  Oncore Xtra......................        1,426    $  13.890773   $     19,804      1.4%       26.10%      0.00%
                                     ------------                  ------------
                                          13,109                   $    182,297
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Value....        4,551    $  11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore
     Premier.......................       11,716    $  11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra......................        2,122    $  11.015680   $     23,373      1.4%        7.71%      7.28%
                                     ------------                  ------------
                                          18,389                   $    203,740
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Value....        5,107    $  10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore
     Premier.......................       12,854    $  10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra.....        2,379    $  10.226805   $     24,326      1.4%        8.57%      7.51%
                                     ------------                  ------------
                                          20,340                   $    208,967
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****
                                      -------------  -----------   ------------   --------     --------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
EMERGING MKT. DEBT SUBACCOUNT (CONTINUED)
2000
  Oncore & Firstar Oncore Value....        8,544    $   9.544453   $     81,547      0.9%       10.40%     11.94%
  Oncore & Firstar Oncore
     Premier.......................       20,917    $   9.419421   $    197,029      1.4%        9.85%     12.62%
  Oncore Xtra......................          761    $   9.419421   $      7,167      1.4%        9.85%     12.62%
                                     ------------                  ------------
                                          30,222                   $    285,743
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Value....        5,903    $   8.645671   $     51,038      0.9%       28.22%     18.92%
  Oncore & Firstar Oncore
     Premier.......................       15,043    $   8.574587   $    128,986      1.4%       27.59%     25.88%
                                     ------------                  ------------
                                          20,946                   $    180,024
                                     ------------                  ------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
GROWTH & INCOME SUBACCOUNT
2003
  Top I............................        1,417    $   9.577460   $     13,574      1.1%       23.01%      1.36%
  Top Tradition....................       19,436    $   9.577460   $    186,143      1.1%       23.01%      1.47%
  Top Plus.........................        1,774    $   9.656808   $     17,131      0.9%       23.25%      1.56%
  Top Spectrum.....................          935    $   8.289314   $      7,749      1.4%       22.64%      1.73%
  Top Explorer.....................       19,586    $   9.498828   $    186,046      1.3%       22.77%      1.31%
  Oncore Flex......................       22,040    $   8.243099   $    181,675      1.5%       22.52%      0.90%
  Oncore & Firstar Oncore Value....       97,467    $   8.525128   $    830,919      0.9%       23.25%      1.47%
  Oncore & Firstar Oncore
     Premier.......................      313,813    $   8.289314   $  2,601,299      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Xtra.....      365,089    $   8.289314   $  3,026,337      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Lite.....      260,913    $   8.289314   $  2,162,791      1.4%       22.64%      1.56%
                                     ------------                  ------------
                                       1,102,470                   $  9,213,664
                                     ------------                  ------------
2002
  Top I............................        1,418    $   7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition....................       16,086    $   7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus.........................        1,512    $   7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer.....................       19,154    $   7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex......................       50,672    $   6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value....       83,623    $   6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier.......................      310,061    $   6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra.....      295,724    $   6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite.....      101,941    $   6.758832   $    689,001      1.4%      -12.56%      1.57%
                                     ------------                  ------------
                                         880,191                   $  5,999,053
                                     ------------                  ------------
2001
  Top I............................        1,419    $   8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition....................       19,256    $   8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus.........................          916    $   8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer.....................       15,077    $   8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex.....       40,776    $   7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value....       79,514    $   7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      309,046    $   7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra.....      235,382    $   7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite......................       17,578    $   7.730038   $    135,881      1.4%       -1.77%      0.59%     4/17/01
                                     ------------                  ------------
                                         718,964                   $  5,609,312
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                       ACCUMULATION    VALUE PER       FAIR                      TOTAL     INCOME     INCEPTION
                                       UNITS***          UNIT          VALUE       EXPENSES*    RETURN**   RATIO****    DATE
                                      -------------  -----------   ------------   --------     --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
2000
  Top I............................        1,413    $   9.901207   $     13,988      1.1%       -5.72%      0.63%
  Top Tradition....................       18,028    $   9.901207   $    178,500      1.1%       -5.72%      0.48%
  Top Plus.........................        1,461    $   9.923988   $     14,501      0.9%       -5.54%      0.37%
  Top Explorer.....................        3,392    $   9.878486   $     33,504      1.3%       -5.91%      0.55%
  Oncore & Firstar Oncore Flex.....       34,930    $   8.623584   $    301,225      1.5%       -6.09%      0.38%
  Oncore & Firstar Oncore Value....       91,361    $   8.760996   $    800,416      0.9%       -5.54%      0.38%
  Oncore & Firstar Oncore
     Premier.......................      264,785    $   8.646279   $  2,289,397      1.4%       -6.00%      0.44%
  Oncore & Firstar Oncore Xtra.....       75,055    $   8.646279   $    648,949      1.4%       -6.00%      0.44%
                                     ------------                  ------------
                                         490,425                   $  4,280,480
                                     ------------                  ------------
1999
  Top I............................           81    $  10.502077   $        847      1.1%        5.02%      0.00%     11/1/99
  Top Tradition....................        2,420    $  10.502077   $     25,418      1.1%        5.02%      0.85%     11/1/99
  Top Explorer.....................           15    $  10.498657   $        157      1.3%        4.99%      0.91%     11/1/99
  Oncore Flex......................       32,934    $   9.183018   $    302,437      1.5%        3.85%      1.93%
  Oncore & Firstar Oncore Value....       70,594    $   9.274350   $    654,710      0.9%        4.47%      1.55%
  Oncore & Firstar Oncore
     Premier.......................      194,264    $   9.198141   $  1,786,875      1.4%        3.96%      1.72%
                                     ------------                  ------------
                                         300,308                   $  2,770,444
                                     ------------                  ------------
CORE US EQUITY SUBACCOUNT
2003
  Top Tradition....................       18,201    $   8.416223   $    153,181      1.1%       28.07%      0.76%
  Top Plus.........................        4,818    $   8.485938   $     40,884      0.9%       28.32%      1.15%
  Investar Vision & Top Spectrum...        2,232    $   9.505131   $     21,213      1.4%       27.69%      0.94%
  Top Explorer.....................       18,179    $   8.347120   $    151,744      1.3%       27.81%      0.71%
  Oncore & Firstar Oncore Flex.....       33,028    $   9.452134   $    312,184      1.5%       27.56%      0.73%
  Oncore & Firstar Oncore Value....      120,665    $   9.775513   $  1,179,564      0.9%       28.32%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      417,384    $   9.505131   $  3,967,287      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Xtra.....      317,336    $   9.505131   $  3,016,325      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Lite.....      107,031    $   9.505131   $  1,017,347      1.4%       27.69%      0.94%
                                     ------------                  ------------
                                       1,038,874                   $  9,859,729
                                     ------------                  ------------
2002
  Top Tradition....................       14,974    $   6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus.........................        2,145    $   6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top Spectrum...       11,603    $   7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer.....................       18,931    $   6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex.....       38,034    $   7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value....      101,320    $   7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier.......................      385,471    $   7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra.....      210,179    $   7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite......................       19,240    $   7.443985   $    143,226      1.4%      -22.97%      0.54%
                                     ------------                  ------------
                                         801,897                   $  5,953,506
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CORE US EQUITY SUBACCOUNT (CONTINUED)
2001
  Top I............................           83    $   8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition....................       11,782    $   8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus.........................        3,786    $   8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top Spectrum...       12,090    $   9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer.....................       20,857    $   8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex.....       46,745    $   9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value....       99,007    $   9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      423,371    $   9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra.....      231,011    $   9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite......................        9,168    $   9.664349   $     88,599      1.4%       -3.70%      0.50%     4/17/01
                                     ------------                  ------------
                                         857,900                   $  8,264,053
                                     ------------                  ------------
2000
  Top I............................           38    $   9.767104   $        369      1.1%      -10.60%      1.09%
  Top Tradition....................       15,496    $   9.767104   $    151,349      1.1%      -10.60%      0.74%
  Top Plus.........................        2,471    $   9.789574   $     24,189      0.9%      -10.42%      0.64%
  Investar Vision & Top Spectrum...       12,704    $  11.129638   $    141,394      1.4%      -10.86%      0.67%
  Top Explorer.....................       27,155    $   9.744700   $    264,617      1.3%      -10.77%      0.92%
  Oncore & Firstar Oncore Flex.....       50,813    $  11.100434   $    564,047      1.5%      -10.95%      0.70%
  Oncore & Firstar Oncore Value....      111,950    $  11.277239   $  1,262,491      0.9%      -10.42%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      387,430    $  11.129638   $  4,311,962      1.4%      -10.86%      0.67%
  Oncore Xtra......................       75,569    $  11.129638   $    841,050      1.4%      -10.86%      0.67%
                                     ------------                  ------------
                                         683,626                   $  7,561,468
                                     ------------                  ------------
1999
  Top I............................        6,751    $  10.924941   $     73,750      1.1%        9.25%      0.00%     11/1/99
  Top Tradition....................        1,589    $  10.928488   $     17,364      0.9%        9.28%      0.28%     11/1/99
  Top Plus.........................        9,482    $  12.485861   $    118,393      1.4%        9.20%      0.09%     11/1/99
  Top Explorer.....................        3,761    $  10.921392   $     41,072      1.3%        9.21%      0.60%     11/1/99
  Oncore Flex......................       31,465    $  12.465356   $    392,228      1.5%       22.47%      0.47%
  Oncore & Firstar Oncore Value....       83,199    $  12.589226   $  1,047,417      0.9%       23.19%      0.55%
  Oncore & Firstar Oncore
     Premier.......................      243,486    $  12.485861   $  3,040,144      1.4%       22.59%      0.64%
  Oncore Xtra......................        7,270    $  12.485861   $     90,767      1.4%        9.20%      0.64%     11/1/99
                                     ------------                  ------------
                                         387,003                   $  4,821,135
                                     ------------                  ------------
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....       15,465    $  11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value....       35,579    $  11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier.......................      156,735    $  11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra.....      102,601    $  11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite.....       18,686    $  11.469316   $    214,312      1.4%        1.80%      5.43%     4/17/01
                                     ------------                  ------------
                                         329,066                   $  3,780,998
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       16,794    $  11.068437   $    185,882      1.5%        7.45%     10.14%
  Oncore & Firstar Oncore Value....       11,929    $  11.244801   $    134,139      0.9%        8.08%     10.35%
  Oncore & Firstar Oncore
     Premier.......................       93,629    $  11.097566   $  1,039,058      1.4%        7.55%     12.15%
  Oncore Xtra......................       16,840    $  11.097566   $    186,879      1.4%        7.55%     12.15%
                                     ------------                  ------------
                                         139,192                   $  1,545,958
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL INCOME SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................       13,311    $  10.301425   $    137,127      1.5%       -2.48%      4.37%
  Oncore Value.....................        8,472    $  10.403879   $     88,146      0.9%       -1.90%      5.78%
  Oncore & Firstar Oncore
     Premier.......................       52,098    $  10.318388   $    537,560      1.4%       -2.38%      5.08%
                                     ------------                  ------------
                                          73,881                   $    762,833
                                     ------------                  ------------
CAPITAL GROWTH SUBACCOUNT
2003
  Top I............................           73    $   7.885625   $        576      1.1%       22.39%      0.14%
  Top Tradition....................       22,684    $   7.885625   $    178,874      1.1%       22.39%      0.28%
  Top Plus.........................        3,825    $   7.950961   $     30,413      0.9%       22.63%      0.25%
  Investar Vision & Top Spectrum...       27,886    $  10.123381   $    282,304      1.4%       22.03%      0.26%
  Top Explorer.....................       17,352    $   7.820835   $    135,704      1.3%       22.15%      0.25%
  Oncore Flex......................       12,960    $   9.726410   $    126,053      1.5%       21.91%      0.27%
  Oncore & Firstar Oncore Value....       64,973    $  10.059169   $    653,577      0.9%       22.63%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      232,062    $   9.780917   $  2,269,777      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Xtra.....      195,821    $   9.780917   $  1,915,308      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Lite.....       81,341    $   9.780917   $    795,593      1.4%       22.03%      0.29%
                                     ------------                  ------------
                                         658,977                   $  6,388,179
                                     ------------                  ------------
2002
  Top I............................           89    $   6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition....................       20,955    $   6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus.........................        5,440    $   6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top Spectrum...       30,917    $   8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer.....................       26,820    $   6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar Oncore Flex.....       17,297    $   7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value....       68,203    $   8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      252,183    $   8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra.....      173,153    $   8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite......................       40,034    $   8.015187   $    320,881      1.4%      -25.38%      0.18%
                                     ------------                  ------------
                                         635,091                   $  5,026,527
                                     ------------                  ------------
2001
  Top I............................          106    $   8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition....................       18,972    $   8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus.........................        7,509    $   8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top Spectrum...       47,707    $  11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer.....................       11,056    $   8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex.....       16,103    $  10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value....       62,797    $  10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      310,825    $  10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra.....      142,219    $  10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite......................       14,354    $  10.741026   $    154,177      1.4%       -5.71%      0.18%     4/17/01
                                     ------------                  ------------
                                         631,648                   $  6,733,819
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I............................          118    $  10.175293   $      1,201      1.1%       -8.97%      0.08%
  Top Tradition....................       17,879    $  10.175293   $    181,922      1.1%       -8.97%      0.14%
  Top Plus.........................        2,166    $  10.198702   $     22,085      0.9%       -8.79%      0.13%
  Investar Vision & Top Spectrum...       50,896    $  13.179906   $    670,800      1.4%       -9.24%      0.10%
  Top Explorer.....................        9,008    $  10.151952   $     91,451      1.3%       -9.15%      0.14%
  Oncore & Firstar Oncore Flex.....       28,384    $  12.700662   $    360,499      1.5%       -9.33%      0.15%
  Oncore & Firstar Oncore Value....       46,512    $  12.902912   $    600,135      0.9%       -8.79%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      294,575    $  12.734037   $  3,751,143      1.4%       -9.24%      0.12%
  Oncore Xtra......................       62,243    $  12.734037   $    792,604      1.4%       -9.24%      0.12%
                                     ------------                  ------------
                                         511,781                   $  6,471,840
                                     ------------                  ------------
1999
  Top Tradition....................        7,407    $  11.178377   $     82,796      1.1%       11.78%      0.07%     11/1/99
  Investar Vision & Top Spectrum...       55,854    $  14.522089   $    811,111      1.4%       25.38%      0.11%
  Top Explorer.....................          526    $  11.174753   $      5,882      1.3%       11.75%      0.07%     11/1/99
  Oncore & Firstar Oncore Flex.....        8,621    $  14.007791   $    120,767      1.5%       25.26%      0.14%
  Oncore Value.....................       28,310    $  14.146953   $    400,501      0.9%       26.00%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      216,873    $  14.030812   $  3,042,902      1.4%       25.38%      0.16%
  Oncore Xtra......................           37    $  14.030812   $        520      1.4%       11.73%      0.16%     11/1/99
                                     ------------                  ------------
                                         317,628                   $  4,464,479
                                     ------------                  ------------
LAZARD RETIREMENT SERIES INC.:
EMERGING MARKET SUBACCOUNT
2003
  Top Tradition....................       28,285    $  12.317740   $    348,406      1.1%       51.28%      0.06%
  Top Plus.........................       11,990    $  12.419811   $    148,916      0.9%       51.58%      0.06%
  Investar Vision & Top Spectrum...       21,514    $  11.170138   $    240,312      1.4%       50.83%      0.06%
  Top Explorer.....................       59,118    $  12.216585   $    722,225      1.3%       50.98%      0.06%
  Oncore Flex......................       13,674    $  11.120629   $    152,065      1.5%       50.68%      0.05%
  Oncore & Firstar Oncore Value....       83,226    $  11.421882   $    950,600      0.9%       51.58%      0.06%
  Oncore & Firstar Oncore
     Premier.......................      110,955    $  11.170138   $  1,239,386      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Xtra.....      198,677    $  11.170138   $  2,219,248      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Lite.....       23,810    $  11.170138   $    265,956      1.4%       50.83%      0.06%
                                     ------------                  ------------
                                         551,249                   $  6,287,114
                                     ------------                  ------------
2002
  Top I............................        1,492    $   8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition....................       31,520    $   8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus.........................       10,946    $   8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top Spectrum...       28,005    $   7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer.....................       60,165    $   8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex......................       13,220    $   7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value....       54,024    $   7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore
     Premier.......................      100,263    $   7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra.....      214,181    $   7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite......................        9,097    $   7.405782   $     67,368      1.4%       -2.86%      0.86%
                                     ------------                  ------------
                                         522,913                   $  3,953,456
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
EMERGING MARKET SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................       12,483    $   8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus.........................        1,047    $   8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top Spectrum...       32,274    $   7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer.....................       54,145    $   8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex.....        6,437    $   7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value....       42,948    $   7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore
     Premier.......................       67,943    $   7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra......................       12,782    $   7.623890   $     97,446      1.4%       -6.39%      0.40%
                                     ------------                  ------------
                                         230,059                   $  1,805,656
                                     ------------                  ------------
2000
  Top Tradition....................       11,322    $   8.901738   $    100,784      1.1%      -28.86%      0.18%
  Top Plus.........................        1,167    $   8.922265   $     10,417      0.9%      -28.71%      0.16%
  Investar Vision & Top Spectrum...       43,587    $   8.144687   $    355,004      1.4%      -29.07%      0.20%
  Top Explorer.....................       51,070    $   8.881291   $    453,564      1.3%      -29.00%      0.12%
  Oncore & Firstar Oncore Flex.....       10,112    $   8.132649   $     82,240      1.5%      -29.14%      0.23%
  Oncore & Firstar Oncore Value....       24,583    $   8.205354   $    201,709      0.9%      -28.71%      0.26%
  Oncore & Firstar Oncore
     Premier.......................       63,056    $   8.144687   $    513,573      1.4%      -29.07%      0.20%
  Oncore Xtra......................       22,177    $   8.144687   $    180,625      1.4%      -29.07%      0.20%
                                     ------------                  ------------
                                         227,074                   $  1,897,916
                                     ------------                  ------------
1999
  Top Tradition....................        7,037    $  12.512192   $     88,054      1.1%       25.12%      0.02%     11/1/99
  Investar Vision & Top Spectrum...       43,692    $  11.482079   $    501,679      1.4%       25.06%      0.43%     11/1/99
  Top Explorer.....................       67,420    $  12.508143   $    843,293      1.3%       25.08%      0.19%     11/1/99
  Oncore Flex......................        2,966    $  11.476404   $     34,034      1.5%       14.76%      0.17%      7/1/99
  Oncore & Firstar Oncore Value....        6,709    $  11.510559   $     77,220      0.9%       15.11%      0.28%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       21,474    $  11.482079   $    246,575      1.4%       14.82%      0.43%      7/1/99
                                     ------------                  ------------
                                         149,298                   $  1,790,855
                                     ------------                  ------------
SMALL CAP SUBACCOUNT
2003
  Top I............................          614    $  16.362380   $     10,050      1.1%       35.73%      0.00%
  Top Tradition....................      102,226    $  16.362380   $  1,672,660      1.1%       35.73%      0.00%
  Top Plus.........................       29,707    $  16.497870   $    490,107      0.9%       36.00%      0.00%
  Investar Vision & Top Spectrum...        2,895    $  14.251640   $     41,252      1.4%       35.33%      0.00%
  Top Explorer.....................       62,888    $  16.228101   $  1,020,554      1.3%       35.46%      0.00%
  Oncore & Firstar Oncore Flex.....       57,563    $  14.188521   $    816,735      1.5%       35.20%      0.00%
  Oncore & Firstar Oncore Value....      156,880    $  14.572671   $  2,286,167      0.9%       36.00%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      536,066    $  14.251640   $  7,639,815      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      589,418    $  14.251640   $  8,400,174      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Lite.....      135,822    $  14.251640   $  1,935,682      1.4%       35.33%      0.00%
                                     ------------                  ------------
                                       1,674,079                   $ 24,313,196
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
LAZARD RETIREMENT SERIES INC.: (CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,760    $  12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition....................      103,931    $  12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus.........................       30,599    $  12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top Spectrum...        3,908    $  10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer.....................       63,418    $  11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex.....       40,710    $  10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value....      147,305    $  10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      416,026    $  10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra.....      463,842    $  10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite.....       77,031    $  10.531174   $    811,222      1.4%      -18.81%      0.00%
                                     ------------                  ------------
                                       1,349,530                   $ 14,541,200
                                     ------------                  ------------
2001
  Top I............................        5,795    $  14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition....................       54,750    $  14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus.........................       20,065    $  14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum.....................        2,946    $  12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer.....................       59,793    $  14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex.....        8,258    $  12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value....       60,187    $  13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier.......................      230,069    $  12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra.....      195,238    $  12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite.....       10,077    $  12.971690   $    130,710      1.4%       20.44%      0.14%     4/17/01
                                     ------------                  ------------
                                         647,178                   $  8,659,325
                                     ------------                  ------------
2000
  Top Tradition....................        7,263    $  12.617728   $     91,645      1.1%       19.74%      0.32%
  Top Plus.........................        1,113    $  12.646744   $     14,071      0.9%       19.97%      0.26%
  Top Explorer.....................       13,745    $  12.588791   $    173,031      1.3%       19.50%      0.46%
  Oncore Flex......................        1,890    $  11.072119   $     20,928      1.5%       19.26%      0.45%
  Oncore Value.....................        9,081    $  11.170949   $    101,445      0.9%       19.97%      0.44%
  Oncore & Firstar Oncore
     Premier.......................       39,466    $  11.088474   $    437,613      1.4%       19.38%      0.35%
  Oncore & Firstar Oncore Xtra.....       11,770    $  11.088474   $    130,513      1.4%       19.38%      0.35%
                                     ------------                  ------------
                                          84,328                   $    969,246
                                     ------------                  ------------
1999
  Top Tradition....................          875    $  10.538021   $      9,219      1.1%        5.38%      0.00%     11/1/99
  Top Plus.........................          299    $  10.541450   $      3,149      0.9%        5.41%      0.00%     11/1/99
  Top Explorer.....................          712    $  10.534599   $      7,506      1.3%        5.35%      0.00%     11/1/99
  Oncore & Firstar Oncore Value....        1,275    $   9.311327   $     11,870      0.9%       -6.89%      0.13%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       11,325    $   9.288255   $    105,196      1.4%       -7.12%      0.25%      7/1/99
                                     ------------                  ------------
                                          14,486                   $    136,940
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
THE PRUDENTIAL SERIES FUND, INC.
JENNISON 20/20 FOCUS SUBACCOUNT
2003
  Top Tradition....................          167    $  12.365330   $      2,066      1.1%       23.65%      0.00%      5/1/03
  Top Explorer.....................          505    $  12.349020   $      6,239      1.3%       23.49%      0.00%      5/1/03
  Oncore & Firstar Oncore Flex.....       11,827    $   9.140135   $    108,098      1.5%       26.90%      0.00%
  Oncore & Firstar Oncore Value....       67,222    $   9.359209   $    629,148      0.9%       27.65%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      228,307    $   9.176173   $  2,094,988      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Xtra.....      217,921    $   9.176173   $  1,999,677      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Lite.....      120,227    $   9.176173   $  1,103,220      1.4%       27.02%      0.00%
                                     ------------                  ------------
                                         646,176                   $  5,943,436
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       15,829    $   7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value....        6,681    $   7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,648    $   7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,142    $   7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite......................       14,196    $   7.224177   $    102,556      1.4%      -23.65%      0.00%
                                     ------------                  ------------
                                         168,496                   $  1,217,630
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....        3,686    $   9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value....        5,108    $   9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier.......................       71,494    $   9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra.....       26,650    $   9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite......................        3,204    $   9.461789   $     30,311      1.4%       -1.28%      0.30%     4/17/01
                                     ------------                  ------------
                                         110,142                   $  1,042,549
                                     ------------                  ------------
2000
  Oncore Flex......................        1,781    $   9.712555   $     17,298      1.5%       -2.87%      0.07%      1/4/00
  Oncore Value.....................        3,427    $   9.769522   $     33,476      0.9%       -2.30%      0.09%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................       42,030    $   9.721993   $    408,623      1.4%       -2.78%      0.09%      1/4/00
  Oncore Xtra......................        9,244    $   9.721993   $     89,867      1.4%       -2.78%      0.09%      1/4/00
                                     ------------                  ------------
                                          56,482                   $    549,264
                                     ------------                  ------------
JENNISON SUBACCOUNT
2003
  Top Tradition....................        1,595    $  12.157960   $     19,392      1.1%       21.58%      0.00%      5/1/03
  Oncore & Firstar Oncore Flex.....        5,792    $   5.943733   $     34,428      1.5%       27.69%      0.00%
  Oncore & Firstar Oncore Value....       78,941    $   6.086276   $    480,456      0.9%       28.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      476,587    $   5.967201   $  2,843,888      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      317,143    $   5.967201   $  1,892,455      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Lite.....      191,480    $   5.967201   $  1,142,599      1.4%       27.82%      0.00%
                                     ------------                  ------------
                                       1,071,538                   $  6,413,218
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....        9,479    $   4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value....       57,686    $   4.738185   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      467,403    $   4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra.....      353,812    $   4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite......................       68,648    $   4.668475   $    320,483      1.4%      -32.12%      0.00%
                                     ------------                  ------------
                                         957,028                   $  4,471,754
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
THE PRUDENTIAL SERIES FUND, INC. (CONTINUED)
JENNISON SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Flex.....       10,192    $   6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value....       42,197    $   6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,025    $   6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra.....      308,693    $   6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite......................        3,341    $   6.877368   $     22,978      1.4%       -5.58%      0.00%     4/17/01
                                     ------------                  ------------
                                         824,448                   $  5,672,774
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       14,322    $   8.560049   $    122,601      1.5%      -14.40%      0.00%      1/4/00
  Oncore & Firstar Oncore Value....       31,339    $   8.610292   $    269,841      0.9%      -13.90%      0.00%      1/4/00
  Oncore & Firstar Oncore
     Premier.......................      278,764    $   8.568376   $  2,388,557      1.4%      -14.32%      0.00%      1/4/00
  Oncore & Firstar Oncore Xtra.....      113,644    $   8.568376   $    973,736      1.4%      -14.32%      0.00%      1/4/00
                                     ------------                  ------------
                                         438,069                   $  3,754,735
                                     ------------                  ------------
BRINSON SERIES TRUST:
STRATEGIC INCOME SUBACCOUNT (NOTE
  5)
2000
  Oncore & Firstar Oncore Flex.....        1,210    $   9.905889   $     11,986      1.5%       -0.69%      4.56%
  Oncore Value.....................        8,623    $   9.994321   $     86,183      0.9%       -0.10%      9.29%
  Oncore & Firstar Oncore
     Premier.......................       33,146    $   9.920537   $    328,826      1.4%       -0.59%      5.61%
  Oncore & Firstar Oncore Xtra.....       16,142    $   9.920537   $    160,132      1.4%       -0.59%      5.61%
                                     ------------                  ------------
                                          59,121                   $    587,127
                                     ------------                  ------------
1999
  Firstar Oncore Flex..............          782    $   9.974528   $      7,804      1.5%       -0.25%      0.00%      7/1/99
  Oncore Value.....................        1,756    $  10.004230   $     17,566      0.9%        0.04%      5.77%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       10,075    $   9.979456   $    100,536      1.4%       -0.21%     12.57%      7/1/99
                                     ------------                  ------------
                                          12,613                   $    125,906
                                     ------------                  ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Flex.....       10,561    $   9.854619   $    104,077      1.5%       -6.18%      0.38%
  Oncore & Firstar Oncore Value....        4,385    $   9.942579   $     43,601      0.9%       -5.63%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      105,443    $   9.869169   $  1,040,639      1.4%       -6.09%      0.23%
  Oncore & Firstar Oncore Xtra.....       33,649    $   9.869169   $    332,075      1.4%       -6.09%      0.23%
                                     ------------                  ------------
                                         154,038                   $  1,520,392
                                     ------------                  ------------
1999
  Oncore & Firstar Oncore Flex.....        7,311    $  10.503936   $     76,796      1.5%        5.04%      0.00%      7/1/99
  Oncore Value.....................        2,477    $  10.535221   $     26,095      0.9%        5.35%      0.00%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................       48,244    $  10.509120   $    506,997      1.4%        5.09%      0.00%      7/1/99
                                     ------------                  ------------
                                          58,032                   $    609,888
                                     ------------                  ------------
SMALL CAP SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Value....        2,656    $  12.237315   $     32,505      0.9%       13.13%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       38,496    $  12.147002   $    467,615      1.4%       12.57%      0.00%
  Oncore Xtra......................        6,088    $  12.147002   $     73,941      1.4%       12.57%      0.00%
                                     ------------                  ------------
                                          47,240                   $    574,061
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
BRINSON SERIES TRUST: (CONTINUED)
SMALL CAP SUBACCOUNT (NOTE 5) (CONTINUED)
1999
  Oncore Flex......................          116    $  10.784880   $      1,255      1.5%        7.85%      0.00%      7/1/99
  Oncore Premier...................       11,820    $  10.790213   $    127,534      1.4%        7.90%      0.00%      7/1/99
                                     ------------                  ------------
                                          11,936                   $    128,789
                                     ------------                  ------------
UBS SERIES TRUST:
TACTICAL ALLOCATION SUBACCOUNT
2003
  Top Tradition....................        1,565    $  12.105933   $     18,948      1.1%       21.06%      0.00%      5/1/03
  Oncore Flex......................       20,437    $   8.280140   $    169,225      1.5%       25.49%      1.18%
  Oncore & Firstar Oncore Value....      147,157    $   8.504395   $  1,251,482      0.9%       26.24%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      434,217    $   8.316999   $  3,611,380      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Xtra.....      396,099    $   8.316999   $  3,294,355      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Lite.....      103,845    $   8.316999   $    863,677      1.4%       25.61%      0.81%
                                     ------------                  ------------
                                       1,103,320                   $  9,209,067
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       49,130    $   6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value....       88,576    $   6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier.......................      478,276    $   6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra.....      419,260    $   6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite......................       54,906    $   6.621106   $    363,535      1.4%      -24.02%      0.60%
                                     ------------                  ------------
                                       1,090,148                   $  7,227,121
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       80,744    $   8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value....       74,273    $   8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier.......................      746,759    $   8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra.....      416,163    $   8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite......................       34,619    $   8.714367   $    301,682      1.4%       -4.30%      1.66%     4/17/01
                                     ------------                  ------------
                                       1,352,558                   $ 11,793,022
                                     ------------                  ------------
2000
  Oncore Flex......................       95,153    $  10.090074   $    960,104      1.5%       -3.57%      0.03%
  Oncore Value.....................       31,615    $  10.180141   $    321,850      0.9%       -3.00%      0.02%
  Oncore & Firstar Oncore
     Premier.......................      490,553    $  10.104990   $  4,957,022      1.4%       -3.48%      0.02%
  Oncore & Firstar Oncore Xtra.....      115,408    $  10.104990   $  1,166,196      1.4%       -3.48%      0.02%
                                     ------------                  ------------
                                         732,729                   $  7,405,172
                                     ------------                  ------------
1999
  Oncore Flex......................       84,698    $  10.464132   $    886,292      1.5%        4.64%      0.48%      7/1/99
  Oncore Value.....................        8,361    $  10.495301   $     87,756      0.9%        4.95%      0.37%      7/1/99
  Oncore & Firstar Oncore
     Premier.......................      111,918    $  10.469307   $  1,171,703      1.4%        4.69%      0.86%      7/1/99
  Oncore Xtra......................        2,261    $  10.469307   $     23,666      1.4%        6.94%      0.86%     11/1/99
                                     ------------                  ------------
                                         207,238                   $  2,169,417
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PBHG INSURANCE SERIES FUND INC.:
TECHNOLOGY & COMMUNICATIONS
  SUBACCOUNT
2003
  Top I............................        5,940    $   1.648743   $      9,794      1.1%       43.75%      0.00%
  Top Tradition....................      109,806    $   1.648743   $    181,042      1.1%       43.75%      0.00%
  Top Plus.........................       16,840    $   1.660811   $     27,968      0.9%       44.04%      0.00%
  Investar Vision & Top Spectrum...       11,329    $   1.630860   $     18,476      1.4%       43.33%      0.00%
  Top Explorer.....................      165,598    $   1.636796   $    271,051      1.3%       43.47%      0.00%
  Oncore & Firstar Oncore Flex.....       44,820    $   1.624937   $     72,830      1.5%       43.19%      0.00%
  Oncore & Firstar Oncore Value....      140,033    $   1.660811   $    232,568      0.9%       44.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      897,921    $   1.630860   $  1,464,383      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      679,249    $   1.630860   $  1,107,760      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Lite.....      150,418    $   1.630860   $    245,310      1.4%       43.33%      0.00%
                                     ------------                  ------------
                                       2,221,954                   $  3,631,182
                                     ------------                  ------------
2002
  Top I............................        5,943    $   1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition....................       96,108    $   1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus.........................       16,948    $   1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top Spectrum...        5,966    $   1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer.....................      143,375    $   1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex.....       49,216    $   1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value....      111,881    $   1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      708,865    $   1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra.....      647,284    $   1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite.....       60,583    $   1.137825   $     68,933      1.4%      -54.63%      0.00%
                                     ------------                  ------------
                                       1,846,169                   $  2,103,788
                                     ------------                  ------------
2001
  Top I............................        5,945    $   2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition....................       89,491    $   2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus.........................       20,410    $   2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top Spectrum...        4,693    $   2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer.....................       95,767    $   2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex.....       33,099    $   2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value....      135,208    $   2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      799,692    $   2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra.....      701,061    $   2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite......................       17,191    $   2.507635   $     43,108      1.4%      -22.13%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,902,557                   $  4,775,635
                                     ------------                  ------------
2000
  Top I............................       11,257    $   5.343997   $     60,158      1.1%      -45.56%      0.00%      5/1/00
  Top Tradition....................       87,810    $   5.343997   $    469,254      1.1%      -45.56%      0.00%      5/1/00
  Top Plus.........................       18,409    $   5.351043   $     98,509      0.9%      -46.49%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        5,248    $   5.333449   $     27,989      1.4%      -46.67%      0.00%      5/1/00
  Top Explorer.....................       91,261    $   5.336962   $    487,059      1.3%      -46.63%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       31,721    $   5.329950   $    169,074      1.5%      -46.70%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       75,715    $   5.351043   $    405,157      0.9%      -46.49%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      388,743    $   5.333449   $  2,073,334      1.4%      -46.67%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....      215,666    $   5.333449   $  1,150,244      1.4%      -46.67%      0.00%      5/1/00
                                     ------------                  ------------
                                         925,830                   $  4,940,778
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE
  PRODUCTS SERVICE CL 2:
VIP MID CAP SUBACCOUNT
2003
  Top I............................        8,320    $  12.970347   $    107,916      1.1%       36.75%      0.17%
  Top Tradition....................      142,617    $  12.970347   $  1,849,791      1.1%       36.75%      0.25%
  Top Plus.........................       80,477    $  13.064822   $  1,051,418      0.9%       37.02%      0.23%
  Investar Vision & Top Spectrum...        5,181    $  12.829995   $     66,466      1.4%       36.34%      0.22%
  Top Explorer.....................      109,214    $  12.876605   $  1,406,300      1.3%       36.48%      0.29%
  Oncore & Firstar Oncore Flex.....       60,509    $  12.783713   $    773,532      1.5%       36.21%      0.34%
  Oncore & Firstar Oncore Value....      307,771    $  13.064822   $  4,020,973      0.9%       37.02%      0.21%
  Oncore & Firstar Oncore
     Premier.......................    1,265,141    $  12.829995   $ 16,231,763      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Xtra.....    1,151,800    $  12.829995   $ 14,777,582      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Lite.....      292,074    $  12.829995   $  3,747,314      1.4%       36.34%      0.23%
                                     ------------                  ------------
                                       3,423,104                   $ 44,033,055
                                     ------------                  ------------
2002
  Top I............................        5,173    $   9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition....................      130,804    $   9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus.........................       64,497    $   9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top Spectrum...        3,942    $   9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer.....................      117,955    $   9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex.....       74,049    $   9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value....      219,089    $   9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore
     Premier.......................    1,044,212    $   9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra.....      982,822    $   9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite.....      145,844    $   9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                     ------------                  ------------
                                       2,788,387                   $ 26,285,510
                                     ------------                  ------------
2001
  Top I............................        1,489    $  10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition....................       59,049    $  10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus.........................       29,783    $  10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top Spectrum...        1,406    $  10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer.....................       44,983    $  10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex.....       49,172    $  10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value....      133,190    $  10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      700,708    $  10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      818,683    $  10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite.....       45,694    $  10.605012   $    484,586      1.4%        5.17%      0.00%     4/17/01
                                     ------------                  ------------
                                       1,884,157                     19,998,945
                                     ------------                  ------------
2000
  Top Tradition....................       32,053    $  11.168117   $    357,973      1.1%       11.68%      0.65%      5/1/00
  Top Plus.........................        8,811    $  11.182762   $     98,528      0.9%       11.83%      0.44%      5/1/00
  Investar Vision & Top Spectrum...        1,996    $  11.146208   $     22,251      1.4%       11.46%      0.42%      5/1/00
  Top Explorer.....................       23,139    $  11.153504   $    258,083      1.3%       11.54%      0.64%      5/1/00
  Oncore & Firstar Oncore Flex.....       51,696    $  11.138934   $    575,835      1.5%       11.39%      0.66%      5/1/00
  Oncore & Firstar Oncore Value....       35,810    $  11.182762   $    400,451      0.9%       11.83%      0.61%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      326,135    $  11.146208   $  3,635,176      1.4%       11.46%      0.71%      5/1/00
  Oncore & Firstar Oncore Xtra.....      273,279    $  11.146208   $  3,046,024      1.4%       11.46%      0.71%      5/1/00
                                     ------------                  ------------
                                         752,919                   $  8,394,321
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP CONTRAFUND SUBACCOUNT
2003
  Top I............................        7,770    $   9.072746   $     70,495      1.1%       26.80%      0.30%
  Top Tradition....................       85,522    $   9.072746   $    775,923      1.1%       26.80%      0.22%
  Top Plus.........................       69,265    $   9.138874   $    633,003      0.9%       27.05%      0.24%
  Investar Vision & Top Spectrum...        9,200    $   8.974539   $     82,567      1.4%       26.43%      0.16%
  Top Explorer.....................       94,161    $   9.007136   $    848,121      1.3%       26.55%      0.30%
  Oncore & Firstar Oncore Flex.....       39,892    $   8.942128   $    356,722      1.5%       26.30%      0.32%
  Oncore & Firstar Oncore Value....      368,098    $   9.138874   $  3,363,999      0.9%       27.05%      0.23%
  Oncore & Firstar Oncore
     Premier.......................    1,039,505    $   8.974539   $  9,329,076      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Xtra.....    1,194,552    $   8.974539   $ 10,720,550      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Lite.....      452,094    $   8.974539   $  4,057,337      1.4%       26.43%      0.25%
                                     ------------                  ------------
                                       3,360,059                   $ 30,237,793
                                     ------------                  ------------
2002
  Top I............................        4,584    $   7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition....................       41,004    $   7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus.........................       41,886    $   7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top Spectrum...        2,365    $   7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer.....................       74,604    $   7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex.....       45,890    $   7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value....      209,793    $   7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      793,344    $   7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra.....      888,668    $   7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite.....      138,341    $   7.098583   $    982,025      1.4%      -10.85%      0.60%
                                     ------------                  ------------
                                       2,240,479                   $ 15,931,094
                                     ------------                  ------------
2001
  Top I............................        4,044    $   8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition....................       20,366    $   8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus.........................       17,151    $   8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top Spectrum...        2,725    $   7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer.....................       27,636    $   7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex.....       26,048    $   7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value....      157,198    $   8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier.......................      497,783    $   7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra.....      529,099    $   7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite.....       36,987    $   7.962821   $    294,522      1.4%       -1.23%      0.40%     4/17/01
                                     ------------                  ------------
                                       1,319,037                   $ 10,515,756
                                     ------------                  ------------
2000
  Top Tradition....................        3,208    $   9.243470   $     29,652      1.1%       -7.57%      0.00%      5/1/00
  Top Plus.........................        3,564    $   9.255605   $     32,991      0.9%       -7.44%      0.00%      5/1/00
  Top Explorer.....................       13,471    $   9.231361   $    124,356      1.3%       -7.69%      0.00%      5/1/00
  Oncore Flex......................        8,945    $   9.219287   $     82,463      1.5%       -7.81%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       44,968    $   9.255605   $    416,208      0.9%       -7.44%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      101,377    $   9.225314   $    935,234      1.4%       -7.75%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....      179,099    $   9.225314   $  1,652,246      1.4%       -7.75%      0.00%      5/1/00
                                     ------------                  ------------
                                         354,632                   $  3,273,150
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP GROWTH SUBACCOUNT
2003
  Top I............................       10,525    $   6.219608   $     65,464      1.1%       31.10%      0.13%
  Top Tradition....................       58,159    $   6.219608   $    361,727      1.1%       31.10%      0.10%
  Top Plus.........................       50,194    $   6.264948   $    314,461      0.9%       31.36%      0.11%
  Investar Vision & Top Spectrum...        9,718    $   6.152233   $     59,789      1.4%       30.71%      0.10%
  Top Explorer.....................       80,868    $   6.174579   $    499,326      1.3%       30.84%      0.11%
  Oncore & Firstar Oncore Flex.....       53,550    $   6.129997   $    328,260      1.5%       30.58%      0.09%
  Oncore & Firstar Oncore Value....      246,113    $   6.264948   $  1,541,885      0.9%       31.36%      0.10%
  Oncore & Firstar Oncore
     Premier.......................    1,197,622    $   6.152233   $  7,368,049      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Xtra.....    1,241,472    $   6.152233   $  7,637,826      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Lite.....      279,691    $   6.152233   $  1,720,724      1.4%       30.71%      0.11%
                                     ------------                  ------------
                                       3,227,912                   $ 19,897,511
                                     ------------                  ------------
2002
  Top I............................       13,980    $   4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition....................       40,662    $   4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus.........................       24,373    $   4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top Spectrum...        5,217    $   4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer.....................       63,190    $   4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex.....       39,024    $   4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value....      201,437    $   4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore
     Premier.......................    1,017,060    $   4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra.....    1,208,959    $   4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite.....      163,350    $   4.706684   $    768,839      1.4%      -31.26%      0.15%
                                     ------------                  ------------
                                       2,777,252                   $ 13,088,140
                                     ------------                  ------------
2001
  Top I............................       12,332    $   6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition....................       29,089    $   6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus.........................       18,402    $   6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top Spectrum...        5,871    $   6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer.....................       54,548    $   6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex.....      107,909    $   6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value....      134,439    $   6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier.......................      983,576    $   6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra.....    1,355,448    $   6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite.....       61,682    $   6.847093   $    422,344      1.4%       -5.73%      0.06%     4/17/01
                                     ------------                  ------------
                                       2,763,296                   $ 18,930,035
                                     ------------                  ------------
2000
  Top I............................       10,725    $   8.470720   $     90,849      1.1%      -15.29%      0.00%      5/1/00
  Top Tradition....................       15,086    $   8.470720   $    127,792      1.1%      -15.29%      0.00%      5/1/00
  Top Plus.........................        5,624    $   8.481848   $     47,699      0.9%      -15.18%      0.00%      5/1/00
  Investar Vision & Top Spectrum...        2,663    $   8.454077   $     22,509      1.4%      -15.46%      0.00%      5/1/00
  Top Explorer.....................       35,420    $   8.459611   $    299,643      1.3%      -15.40%      0.00%      5/1/00
  Oncore & Firstar Oncore Flex.....       54,910    $   8.448543   $    463,911      1.5%      -15.51%      0.00%      5/1/00
  Oncore & Firstar Oncore Value....       42,519    $   8.481848   $    360,643      0.9%      -15.18%      0.00%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      385,385    $   8.454077   $  3,258,078      1.4%      -15.46%      0.00%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,076,275    $   8.454077   $  9,098,909      1.4%      -15.46%      0.00%      5/1/00
                                     ------------                  ------------
                                       1,628,607                   $ 13,770,033
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CL 2: (CONTINUED)
VIP EQUITY INCOME SUBACCOUNT
2003
  Top Plus.........................        1,749    $  11.158744   $     19,514      0.9%       11.59%      0.00%     10/1/03
  Top Explorer.....................        1,298    $  11.147766   $     14,471      1.3%       11.48%      0.00%     10/1/03
  Oncore Flex......................        3,106    $  10.806489   $     33,564      1.5%        8.06%      0.00%    10/15/03
  Oncore Value.....................        6,119    $  10.819985   $     66,206      0.9%        8.20%      0.00%    10/15/03
  Oncore & Firstar Oncore
     Premier.......................       41,389    $  10.808731   $    447,372      1.4%        8.09%      0.00%    10/15/03
  Oncore & Firstar Oncore Xtra.....       35,448    $  10.808731   $    383,143      1.4%        8.09%      0.00%    10/15/03
  Oncore & Firstar Oncore Lite.....        7,599    $  10.808731   $     82,132      1.4%        8.09%      0.00%    10/15/03
                                     ------------                  ------------
                                          96,708                   $  1,046,402
                                     ------------                  ------------
JANUS ASPEN SERIES -- SERVICE
  SHARES:
GROWTH SUBACCOUNT
2003
  Top Tradition....................       58,463    $   5.666017   $    331,253      1.1%       30.06%      0.00%
  Top Plus.........................       23,594    $   5.707363   $    134,657      0.9%       30.32%      0.00%
  Top Explorer.....................      128,282    $   5.625002   $    721,589      1.3%       29.81%      0.00%
  Oncore & Firstar Oncore Flex.....       85,350    $   5.584367   $    476,627      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....      343,417    $   5.707363   $  1,960,007      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,661,880    $   5.604628   $  9,314,217      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,738,954    $   5.604628   $  9,746,189      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....      121,438    $   5.604628   $    680,617      1.4%       29.68%      0.00%
                                     ------------                  ------------
                                       4,161,378                   $ 23,365,156
                                     ------------                  ------------
2002
  Top Tradition....................       74,617    $   4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus.........................       42,173    $   4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer.....................      132,552    $   4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex.....      124,579    $   4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value....      420,322    $   4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,944,519    $   4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,052,917    $   4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite.....       88,062    $   4.321940   $    380,598      1.4%      -27.73%      0.00%
                                     ------------                  ------------
                                       4,879,741                   $ 21,119,228
                                     ------------                  ------------
2001
  Top Tradition....................       62,090    $   6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus.........................       67,858    $   6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer.....................      138,508    $   5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex.....      169,611    $   5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value....      446,943    $   6.030349   $  2,695,223      0.9%      -25.57       0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,409,324    $   5.980677   $ 14,409,391      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Xtra.....    2,442,837    $   5.980677   $ 14,609,814      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Lite.....       49,195    $   5.980677   $    294,222      1.4%      -13.53       0.00%     4/17/01
                                     ------------                  ------------
                                       5,786,366                   $ 34,633,502
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       46,806    $   8.091770   $    378,745      1.1%      -19.08       0.76%      5/1/00
  Top Plus.........................       36,713    $   8.102399   $    297,460      0.9%      -18.98       1.32%      5/1/00
  Top Explorer.....................       97,082    $   8.081161   $    784,533      1.3%      -19.19       1.62%      5/1/00
  Oncore & Firstar Oncore Flex.....      177,113    $   8.070581   $  1,429,406      1.5%      -19.29       1.36%      5/1/00
  Oncore & Firstar Oncore Value....      244,857    $   8.102399   $  1,983,926      0.9%      -18.98       1.17%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,584,507    $   8.075854   $ 12,796,252      1.4%      -19.24       1.03%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,415,453    $   8.075854   $ 11,430,996      1.4%      -19.24       1.03%      5/1/00
                                     ------------                  ------------
                                       3,602,531                     29,101,318
                                     ------------                  ------------
WORLDWIDE GROWTH SUBACCOUNT
2003
  Top Tradition....................       78,874    $   5.502103   $    433,971      1.1%       22.34%      0.78%
  Top Plus.........................       28,186    $   5.542235   $    156,215      0.9%       22.58%      0.83%
  Top Explorer.....................      184,594    $   5.462268   $  1,008,304      1.3%       22.09%      0.86%
  Oncore & Firstar Oncore Flex.....       62,160    $   5.422827   $    337,082      1.5%       21.85%      2.02%
  Oncore & Firstar Oncore Value....      326,572    $   5.542235   $  1,809,938      0.9%       22.58%      0.83%
  Oncore & Firstar Oncore
     Premier.......................    1,449,981    $   5.442491   $  7,891,508      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Xtra.....    1,393,690    $   5.442491   $  7,585,147      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Lite.....      277,683    $   5.442491   $  1,511,287      1.4%       21.97%      0.78%
                                     ------------                  ------------
                                       3,801,740                   $ 20,733,452
                                     ------------                  ------------
2002
  Top Tradition....................       91,603    $   4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus.........................       35,573    $   4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer.....................      191,295    $   4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex.....      644,319    $   4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value....      398,989    $   4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier.......................    1,680,823    $   4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra.....    3,982,164    $   4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite.....      231,665    $   4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                     ------------                  ------------
                                       7,256,431                   $ 32,402,097
                                     ------------                  ------------
2001
  Top Tradition....................       73,156    $   6.120494   $    447,753      1.1%      -23.46       0.27%
  Top Plus.........................       48,371    $   6.140770   $    297,032      0.9%      -23.31       0.29%
  Top Explorer.....................      182,581    $   6.100292   $  1,113,798      1.3%      -23.62       0.28%
  Oncore & Firstar Oncore Flex.....      501,610    $   6.080193   $  3,049,885      1.5%      -23.77       0.23%
  Oncore & Firstar Oncore Value....      449,841    $   6.140770   $  2,762,371      0.9%      -23.31       0.29%
  Oncore & Firstar Oncore
     Premier.......................    1,992,495    $   6.090225   $ 12,134,743      1.4%      -23.69       0.28%
  Oncore & Firstar Oncore Xtra.....    2,395,604    $   6.090225   $ 14,589,771      1.4%      -23.69       0.28%
  Oncore & Firstar Oncore Lite.....      167,728    $   6.090225   $  1,021,499      1.4%      -10.27       0.28%     4/17/01
                                     ------------                  ------------
                                       5,811,386                   $ 35,416,852
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       55,698    $   7.996944   $    445,415      1.1%      -20.03       0.92%      5/1/00
  Top Plus.........................       30,617    $   8.007454   $    245,168      0.9%      -19.93       0.70%      5/1/00
  Top Explorer.....................      116,761    $   7.986452   $    932,506      1.3%      -20.14       1.14%      5/1/00
  Oncore & Firstar Oncore Flex.....       89,498    $   7.975998   $    713,836      1.5%      -20.24       1.27%      5/1/00
  Oncore & Firstar Oncore Value....      263,203    $   8.007454   $  2,107,589      0.9%      -19.93       1.06%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,107,400    $   7.981218   $  8,838,404      1.4%      -20.19       0.92%      5/1/00
  Oncore & Firstar Oncore Xtra.....    1,220,515    $   7.981218   $  9,741,187      1.4%      -20.19       0.92%      5/1/00
                                     ------------                  ------------
                                       2,883,692                   $ 23,024,105
                                     ------------                  ------------
BALANCED SUBACCOUNT
2003
  Top Tradition....................       87,012    $   9.511581   $    827,623      1.1%       12.49%      1.89%
  Top Plus.........................       62,173    $   9.580905   $    595,674      0.9%       12.71%      1.78%
  Top Explorer.....................      188,592    $   9.442810   $  1,780,834      1.3%       12.26%      1.84%
  Oncore & Firstar Oncore Flex.....      145,008    $   9.374671   $  1,359,403      1.5%       12.04%      1.80%
  Oncore & Firstar Oncore Value....      367,126    $   9.580905   $  3,517,403      0.9%       12.71%      1.79%
  Oncore & Firstar Oncore
     Premier.......................    2,925,435    $   9.408634   $ 27,524,349      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Xtra.....    2,526,974    $   9.408634   $ 23,775,371      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Lite.....      750,058    $   9.408634   $  7,057,019      1.4%       12.15%      1.79%
                                     ------------                  ------------
                                       7,052,378                   $ 66,437,676
                                     ------------                  ------------
2002
  Top Tradition....................       74,427    $   8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus.........................       68,185    $   8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer.....................      180,189    $   8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex.....      157,176    $   8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value....      388,415    $   8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier.......................    3,334,140    $   8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra.....    2,937,078    $   8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite.....      619,150    $   8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                     ------------                  ------------
                                       7,758,760                   $ 65,146,005
                                     ------------                  ------------
2001
  Top Tradition....................       45,265    $   9.160280   $    414,643      1.1%       -5.95       2.07%
  Top Plus.........................       76,989    $   9.190598   $    707,577      0.9%       -5.76       1.93%
  Top Explorer.....................      163,510    $   9.130104   $  1,492,867      1.3%       -6.13       1.97%
  Oncore & Firstar Oncore Flex.....      149,183    $   9.100077   $  1,357,576      1.5%       -6.32       1.81%
  Oncore & Firstar Oncore Value....      360,002    $   9.190598   $  3,308,632      0.9%       -5.76       1.94%
  Oncore & Firstar Oncore
     Premier.......................    2,990,319    $   9.115046   $ 27,256,899      1.4%       -6.23       2.01%
  Oncore & Firstar Oncore Xtra.....    2,354,358    $   9.115046   $ 21,460,068      1.4%       -6.23       2.01%
  Oncore & Firstar Oncore Lite.....      198,397    $   9.115046   $  1,808,402      1.4%        -1.2       2.01%     4/17/01
                                     ------------                  ------------
                                       6,338,023                   $ 57,806,664
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       15,548    $   9.739381   $    151,426      1.1%       -2.61       2.66%      5/1/00
  Top Plus.........................       34,442    $   9.752162   $    335,884      0.9%       -2.48       2.84%      5/1/00
  Top Explorer.....................       75,818    $   9.726623   $    737,456      1.3%       -2.73       2.03%      5/1/00
  Oncore & Firstar Oncore Flex.....       92,866    $   9.713907   $    902,095      1.5%       -2.86       3.34%      5/1/00
  Oncore & Firstar Oncore Value....      197,562    $   9.752162   $  1,926,655      0.9%       -2.48       2.71%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,412,177    $   9.720254   $ 13,726,718      1.4%        -2.8       2.53%      5/1/00
  Oncore & Firstar Oncore Xtra.....      994,302    $   9.720254   $  9,664,871      1.4%        -2.8       2.53%      5/1/00
                                     ------------                  ------------
                                       2,822,715                   $ 27,445,105
                                     ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2003
  Top Tradition....................          150    $  13.592795   $      2,034      1.1%       35.93%      1.04%      5/1/03
  Top Explorer.....................           33    $  13.574869   $        451      1.3%       35.75%      0.70%      5/1/03
  Oncore & Firstar Oncore Flex.....       55,592    $   5.757890   $    320,091      1.5%       32.55%      2.89%
  Oncore & Firstar Oncore Value....      136,058    $   5.884653   $    800,653      0.9%       33.33%      0.96%
  Oncore & Firstar Oncore
     Premier.......................      739,566    $   5.778757   $  4,273,781      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Xtra.....      618,597    $   5.778757   $  3,574,719      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Lite.....      124,741    $   5.778757   $    720,848      1.4%       32.68%      0.88%
                                     ------------                  ------------
                                       1,674,737                   $  9,692,577
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....      351,975    $   4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value....      181,433    $   4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      759,977    $   4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra.....    2,998,591    $   4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite......................       47,413    $   4.355499   $    206,509      1.4%      -26.78%      0.68%
                                     ------------                  ------------
                                       4,339,389                   $ 18,906,688
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....      501,432    $   5.939104   $  2,978,056      1.5%      -24.57       0.57%
  Oncore & Firstar Oncore Value....      166,194    $   5.998270   $    996,877      0.9%      -24.12       0.75%
  Oncore & Firstar Oncore
     Premier.......................      846,346    $   5.948893   $  5,034,822      1.4%      -24.49       0.67%
  Oncore & Firstar Oncore Xtra.....      982,000    $   5.948893   $  5,841,813      1.4%      -24.49       0.67%
  Oncore & Firstar Oncore Lite.....       17,235    $   5.948893   $    102,530      1.4%       -10.2       0.67%     4/17/01
                                     ------------                  ------------
                                       2,513,207                   $ 14,954,098
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       71,085    $   7.873607   $    559,692      1.5%      -21.26       0.76%      5/1/00
  Oncore & Firstar Oncore Value....       92,035    $   7.904657   $    727,506      0.9%      -20.95       1.08%      5/1/00
  Oncore & Firstar Oncore
     Premier.......................      336,371    $   7.878762   $  2,650,189      1.4%      -21.21       1.06%      5/1/00
  Oncore & Firstar Oncore Xtra.....      502,604    $   7.878762   $  3,959,898      1.4%      -21.21       1.06%      5/1/00
                                     ------------                  ------------
                                       1,002,095                   $  7,897,285
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JP MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2003
  Top Tradition....................        6,664    $  11.656374   $     77,675      1.1%       34.50%      0.00%
  Top Plus.........................          351    $  11.706405   $      4,114      0.9%       34.77%      0.00%
  Top Explorer.....................        2,865    $  11.606593   $     33,252      1.3%       34.23%      0.00%
  Oncore & Firstar Oncore Flex.....       19,288    $   9.696858   $    187,032      1.5%       33.97%      0.00%
  Oncore & Firstar Oncore Value....      142,615    $  10.028713   $  1,430,248      0.9%       34.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      272,609    $   9.751226   $  2,658,270      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      235,409    $   9.751226   $  2,295,525      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Lite.....       88,857    $   9.751226   $    866,468      1.4%       34.10%      0.00%
                                     ------------                  ------------
                                         768,658                   $  7,552,584
                                     ------------                  ------------
2002
  Top Tradition....................        5,552    $   8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus.........................          626    $   8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer.....................        1,556    $   8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex.....       21,130    $   7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value....      119,187    $   7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier.......................      276,669    $   7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra.....      206,205    $   7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite.....       35,249    $   7.271507   $    256,316      1.4%      -22.74%      0.19%
                                     ------------                  ------------
                                         666,174                   $  4,874,424
                                     ------------                  ------------
2001
  Top Explorer.....................          222    $  11.179691   $      2,479      1.3%       11.80%      0.00%     11/1/01
  Oncore & Firstar Oncore Flex.....       25,983    $   9.377155   $    243,642      1.5%        -9.4       0.04%
  Oncore & Firstar Oncore Value....       92,257    $   9.583696   $    884,158      0.9%       -8.85       0.04%
  Oncore & Firstar Oncore
     Premier.......................      276,176    $   9.411151   $  2,599,141      1.4%       -9.31       0.04%
  Oncore & Firstar Oncore Xtra.....      132,426    $   9.411151   $  1,246,282      1.4%       -9.31       0.04%
  Oncore & Firstar Oncore Lite.....        9,841    $   9.411151   $     92,619      1.4%        3.94%      0.04%     4/17/01
                                     ------------                  ------------
                                         536,905                   $  5,068,321
                                     ------------                  ------------
2000
  Oncore & Firstar Oncore Flex.....       16,635    $  10.349645   $    172,171      1.5%      -12.63       0.19%
  Oncore & Firstar Oncore Value....       75,985    $  10.514588   $    798,954      0.9%      -12.11       0.17%
  Oncore & Firstar Oncore
     Premier.......................      261,098    $  10.376864   $  2,709,377      1.4%      -12.54       0.19%
  Oncore & Firstar Oncore Xtra.....       33,508    $  10.376864   $    347,707      1.4%      -12.54       0.19%
                                     ------------                  ------------
                                         387,226                   $  4,028,209
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
JP MORGAN SERIES TRUST II: (CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)
1999
  Oncore Flex......................        7,491    $  11.845638   $     88,738      1.5%       42.26%      0.08%
  Oncore & Firstar Oncore Value....       50,791    $  11.963367   $    607,627      0.9%       43.11%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      163,145    $  11.865119   $  1,935,740      1.4%       42.40%      0.07%
  Oncore Xtra......................        1,352    $  11.865119   $     16,043      1.4%       26.64%      0.07%     11/1/99
                                     ------------                  ------------
                                         222,779                   $  2,648,148
                                     ------------                  ------------
MID CAP VALUE SUBACCOUNT
2003
  Top Tradition....................       23,192    $  14.014070   $    325,008      1.1%       28.22%      0.34%
  Top Plus.........................        9,801    $  14.074209   $    137,946      0.9%       28.47%      0.20%
  Top Explorer.....................       17,936    $  13.954242   $    250,289      1.3%       27.96%      0.29%
  Oncore Flex......................       11,193    $  13.894758   $    155,518      1.5%       27.71%      0.37%
  Oncore & Firstar Oncore Value....       91,955    $  14.074209   $  1,294,198      0.9%       28.47%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      209,131    $  13.924440   $  2,912,030      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Xtra.....      295,312    $  13.924440   $  4,112,057      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Lite.....      128,380    $  13.924440   $  1,787,620      1.4%       27.84%      0.28%
                                     ------------                  ------------
                                         786,900                   $ 10,974,666
                                     ------------                  ------------
2002
  Top Tradition....................       18,428    $  10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus.........................        2,940    $  10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer.....................       11,555    $  10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex......................       15,626    $  10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value....       29,825    $  10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      100,375    $  10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra.....      126,635    $  10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite.....       27,090    $  10.892268   $    295,071      1.4%       -0.57%      0.05%
                                     ------------                  ------------
                                         332,474                   $  3,624,101
                                     ------------                  ------------
2001
  Top Tradition....................        2,675    $  10.960581   $     29,315      1.1%        9.61%      0.00%     11/1/01
  Top Explorer.....................        2,777    $  10.957023   $     30,422      1.3%        9.57%      0.00%     11/1/01
  Oncore & Firstar Oncore Value....          480    $  10.964136   $      5,268      0.9%        9.64%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................        9,060    $  10.955254   $     99,258      1.4%        9.55%      0.00%     11/1/01
  Oncore & Firstar Oncore Xtra.....        4,270    $  10.955254   $     46,780      1.4%        9.55%      0.00%     11/1/01
                                     ------------                  ------------
                                          19,262                   $    211,043
                                     ------------                  ------------
ALLIANCE VARIABLE SERIES PRODUCT
  FUND, INC.:
GLOBAL BOND SUBACCOUNT (NOTE 5)
2003
  Oncore Flex......................          484    $  11.857282   $      5,734      1.5%       11.41%      5.58%
  Oncore Value.....................        9,103    $  12.178251   $    110,857      0.9%       12.07%      5.84%
  Oncore & Firstar Oncore
     Premier.......................       11,291    $  11.910051   $    134,483      1.4%       11.52%      6.07%
  Oncore Xtra......................       13,998    $  11.910051   $    166,714      1.4%       11.52%      6.07%
                                     ------------                  ------------
                                          34,876                   $    417,788
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
GLOBAL BOND SUBACCOUNT (NOTE 5) (CONTINUED)
2002
  Oncore Flex......................          688    $  10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value.....................        9,238    $  10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       18,234    $  10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra.....       17,308    $  10.679870   $    184,845      1.4%       14.98%      0.91%
                                     ------------                  ------------
                                          45,468                   $    487,290
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....        1,043    $   9.265430   $      9,660      1.5%       -2.51%      0.00%    10/26/01
  Oncore Value.....................       10,060    $   9.404076   $     94,604      0.9%       -2.41%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,939    $   9.288341   $    259,512      1.4%       -2.50%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....       19,926    $   9.288341   $    185,075      1.4%       -2.50%      0.00%    10/26/01
                                     ------------                  ------------
                                          58,968                   $    548,851
                                     ------------                  ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2003
  Oncore & Firstar Oncore Flex.....        8,265    $   9.680716   $     80,015      1.5%       30.23%      0.80%
  Oncore & Firstar Oncore Value....        9,831    $   9.942851   $     97,749      0.9%       31.01%      0.91%
  Oncore & Firstar Oncore
     Premier.......................      102,467    $   9.723783   $    996,355      1.4%       30.36%      0.82%
  Oncore & Firstar Oncore Xtra.....       44,288    $   9.723783   $    430,650      1.4%       30.36%      0.82%
  Oncore Lite......................        4,712    $   9.723783   $     45,818      1.4%       30.36%      0.82%
                                     ------------                  ------------
                                         169,563                   $  1,650,587
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Flex.....       11,739    $   7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value....       10,093    $   7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier.......................      121,016    $   7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra.....       76,208    $   7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite......................        4,761    $   7.459150   $     35,510      1.4%      -23.34%      0.57%
                                     ------------                  ------------
                                         223,817                   $  1,670,496
                                     ------------                  ------------
2001
  Oncore & Firstar Oncore Flex.....       12,805    $   9.706239   $    124,285      1.5%        2.14%      0.00%    10/26/01
  Oncore & Firstar Oncore Value....       12,170    $   9.851512   $    119,893      0.9%        2.25%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................      144,854    $   9.730225   $  1,409,461      1.4%        2.16%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....      116,164    $   9.730225   $  1,130,300      1.4%        2.16%      0.00%    10/26/01
  Oncore Lite......................        1,180    $   9.730225   $     11,485      1.4%        2.16%      0.00%    10/26/01
                                     ------------                  ------------
                                         287,173                   $  2,795,424
                                     ------------                  ------------
QUASAR SUBACCOUNT (NOTE 5)
2003
  Oncore & Firstar Oncore Value....        1,766    $  11.574351   $     20,439      0.9%       47.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       20,043    $  11.319260   $    226,879      1.4%       46.62%      0.00%
  Oncore Xtra......................        2,116    $  11.319260   $     23,951      1.4%       46.62%      0.00%
                                     ------------                  ------------
                                          23,925                   $    271,269
                                     ------------                  ------------
2002
  Oncore & Firstar Oncore Value....        1,733    $   7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       22,103    $   7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra......................        2,407    $   7.719950   $     18,583      1.4%      -33.00%      0.00%
                                     ------------                  ------------
                                          26,243                   $    202,830
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
QUASAR SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Oncore & Firstar Oncore Value....        1,865    $  11.666823   $     21,761      0.9%       11.33%      0.00%    10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,336    $  11.523134   $    314,998      1.4%       11.23%      0.00%    10/26/01
  Oncore & Firstar Oncore Xtra.....        6,046    $  11.523134   $     69,663      1.4%       11.23%      0.00%    10/26/01
                                     ------------                  ------------
                                          35,247                   $    406,422
                                     ------------                  ------------
MFS VARIABLE INSURANCE TRUST --
  SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2003
  Top Tradition....................        7,421    $  10.285838   $     76,332      1.1%       31.98%      0.00%
  Top Plus.........................          571    $  10.329989   $      5,893      0.9%       32.24%      0.00%
  Investar Vision & Top Spectrum...          832    $  12.859907   $     10,698      1.4%       31.59%      0.00%
  Top Explorer.....................        9,663    $  10.241899   $     98,964      1.3%       31.72%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $  10.198239   $     14,834      1.5%       31.46%      0.00%
  Oncore & Firstar Oncore Value....       24,472    $  10.329989   $    252,796      0.9%       32.24%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      110,180    $  10.220014   $  1,126,064      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Xtra.....       43,538    $  10.220014   $    444,956      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Lite.....       33,090    $  10.220014   $    338,178      1.4%       31.59%      0.00%
                                     ------------                  ------------
                                         231,222                   $  2,368,715
                                     ------------                  ------------
2002
  Top Tradition....................        5,703    $   7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus.........................          459    $   7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer.....................        6,130    $   7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $   7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value....       21,801    $   7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       75,537    $   7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       17,239    $   7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite.....       27,475    $   7.766559   $    213,384      1.4%      -32.74%      0.00%
                                     ------------                  ------------
                                         155,799                   $  1,211,215
                                     ------------                  ------------
2001
  Top Tradition....................        3,624    $  11.553432   $     41,864      1.1%       15.53%      0.00%     11/1/01
  Top Explorer.....................          215    $  11.549693   $      2,483      1.3%       15.50%      0.00%     11/1/01
  Oncore Flex......................           99    $  11.545965   $      1,141      1.5%       15.46%      0.00%     11/1/01
  Oncore Value.....................       13,022    $  11.557175   $    150,500      0.9%       15.57%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       13,879    $  11.547828   $    160,270      1.4%       15.48%      0.00%     11/1/01
  Oncore Xtra......................        1,610    $  11.547828   $     18,592      1.4%       15.48%      0.00%     11/1/01
  Firstar Oncore Lite..............          552    $  11.547828   $      6,378      1.4%       15.48%      0.00%     11/1/01
                                     ------------                  ------------
                                          33,001                   $    381,228
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT
2003
  Top Tradition....................        4,377    $   9.288989   $     40,661      1.1%       21.27%      0.00%
  Top Plus.........................        3,715    $   9.328880   $     34,654      0.9%       21.51%      0.00%
  Top Explorer.....................        1,954    $   9.249306   $     18,072      1.3%       21.03%      0.00%
  Oncore Flex......................          387    $   9.209858   $      3,569      1.5%       20.79%      0.00%
  Oncore Value.....................       38,894    $   9.328880   $    362,839      0.9%       21.51%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,785    $   9.229545   $    902,504      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       92,928    $   9.229545   $    857,685      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Lite.....       31,333    $   9.229545   $    289,192      1.4%       20.91%      0.00%
                                     ------------                  ------------
                                         271,373                   $  2,509,176
                                     ------------                  ------------
2002
  Top Tradition....................        3,427    $   7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus.........................        3,906    $   7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer.....................        1,309    $   7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex......................          195    $   7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value.....................       12,078    $   7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       52,655    $   7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       23,728    $   7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite.....        9,047    $   7.633237   $     69,057      1.4%      -28.72%      0.00%
                                     ------------                  ------------
                                         106,345                   $    812,566
                                     ------------                  ------------
2001
  Top Tradition....................        2,511    $  10.713272   $     26,901      1.1%        7.13%      0.00%     11/1/01
  Top Plus.........................          910    $  10.716750   $      9,754      0.9%        7.17%      0.00%     11/1/01
  Top Explorer.....................          227    $  10.709798   $      2,428      1.3%        7.10%      0.00%     11/1/01
  Oncore Value.....................        3,466    $  10.716750   $     37,140      0.9%        7.17%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................        8,434    $  10.708061   $     90,308      1.4%        7.08%      0.00%     11/1/01
  Oncore Xtra......................        2,756    $  10.708061   $     29,515      1.4%        7.08%      0.00%     11/1/01
  Oncore Lite......................          352    $  10.708061   $      3,775      1.4%        7.08%      0.00%     11/1/01
                                     ------------                  ------------
                                          18,656                   $    199,821
                                     ------------                  ------------
MID CAP GROWTH SUBACCOUNT
2003
  Top Tradition....................        8,022    $   8.394263   $     67,335      1.1%       35.12%      0.00%
  Top Plus.........................       14,883    $   8.430327   $    125,468      0.9%       35.39%      0.00%
  Top Explorer.....................        6,691    $   8.358381   $     55,927      1.3%       34.86%      0.00%
  Oncore & Firstar Oncore Flex.....        7,240    $   8.322741   $     60,260      1.5%       34.59%      0.00%
  Oncore & Firstar Oncore Value....       31,657    $   8.430327   $    266,876      0.9%       35.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      163,533    $   8.340512   $  1,363,954      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       69,757    $   8.340512   $    581,805      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Lite.....       32,903    $   8.340512   $    274,426      1.4%       34.72%      0.00%
                                     ------------                  ------------
                                         334,686                   $  2,796,051
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        1,979    $   6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus.........................          660    $   6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer.....................          110    $   6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex.....        4,185    $   6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value....       12,149    $   6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       57,352    $   6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra.....       27,359    $   6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite.....       17,411    $   6.190843   $    107,790      1.4%      -44.22%      0.00%
                                     ------------                  ------------
                                         121,205                   $    750,836
                                     ------------                  ------------
2001
  Top Tradition....................          425    $  11.103671   $      4,718      1.1%       11.04%      0.00%     11/1/01
  Top Plus.........................           48    $  11.107272   $        531      0.9%       11.07%      0.00%     11/1/01
  Top Explorer.....................          955    $  11.100071   $     10,597      1.3%       11.00%      0.00%     11/1/01
  Oncore Flex......................          102    $  11.096484   $      1,130      1.5%       10.96%      0.00%     11/1/01
  Oncore Value.....................          320    $  11.107272   $      3,558      0.9%       11.07%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       15,246    $  11.098274   $    169,198      1.4%       10.98%      0.00%     11/1/01
  Oncore Xtra......................        4,291    $  11.098274   $     47,627      1.4%       10.98%      0.00%     11/1/01
  Oncore Lite......................          765    $  11.098274   $      8,493      1.4%       10.98%      0.00%     11/1/01
                                     ------------                  ------------
                                          22,152                   $    245,852
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Top Tradition....................      104,144    $  11.020053   $  1,147,670      1.1%       14.74%      1.54%
  Top Plus.........................       97,808    $  11.067354   $  1,082,480      0.9%       14.97%      1.76%
  Investar Vision & Top Spectrum...        8,712    $  11.647527   $    101,470      1.4%       14.40%      1.49%
  Top Explorer.....................       80,644    $  10.972988   $    884,901      1.3%       14.52%      1.60%
  Oncore & Firstar Oncore Flex.....       72,156    $  10.926217   $    788,388      1.5%       14.29%      1.24%
  Oncore & Firstar Oncore Value....      321,878    $  11.067354   $  3,562,335      0.9%       14.97%      1.45%
  Oncore & Firstar Oncore
     Premier.......................    1,838,602    $  10.949550   $ 20,131,879      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,010,353    $  10.949550   $ 11,062,910      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Lite.....      351,659    $  10.949550   $  3,850,511      1.4%       14.40%      1.40%
                                     ------------                  ------------
                                       3,885,956                   $ 42,612,544
                                     ------------                  ------------
2002
  Top Tradition....................       77,880    $   9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus.........................       71,435    $   9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top Spectrum...        4,080    $  10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer.....................       37,201    $   9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex.....       44,426    $   9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value....      174,723    $   9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier.......................      848,217    $   9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra.....      466,512    $   9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite.....      163,094    $   9.570975   $  1,560,965      1.4%       -6.66%      0.97%
                                     ------------                  ------------
                                       1,887,568                   $ 18,084,463
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................        4,371    $  10.258711   $     44,844      1.1%        2.59%      0.00%     11/1/01
  Top Plus.........................          537    $  10.262047   $      5,509      0.9%        2.62%      0.00%     11/1/01
  Top Explorer.....................        1,296    $  10.255375   $     13,287      1.3%        2.55%      0.00%     11/1/01
  Oncore & Firstar Oncore Flex.....        1,121    $  10.252051   $     11,497      1.5%        2.52%      0.00%     11/1/01
  Oncore & Firstar Oncore Value....        3,722    $  10.262047   $     38,198      0.9%        2.62%      0.00%     11/1/01
  Oncore & Firstar Oncore
     Premier.......................       51,822    $  10.253712   $    531,356      1.4%        2.54%      0.00%     11/1/01
  Oncore & Firstar Oncore Xtra.....       15,070    $  10.253712   $    154,522      1.4%        2.54%      0.00%     11/1/01
  Oncore & Firstar Oncore Lite.....        1,520    $  10.253712   $     15,590      1.4%        2.54%      0.00%     11/1/01
                                     ------------                  ------------
                                          79,459                   $    814,803
                                     ------------                  ------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC. (CLASS IB):
CORPORATE BOND SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...       53,559    $  12.851835   $    688,329      1.4%        6.54%      3.67%
  Firstar Oncore Flex..............        1,462    $  12.171651   $     17,792      1.5%        6.44%      3.70%
  Firstar Oncore Value.............        1,451    $  12.531629   $     18,186      0.9%        7.07%      3.98%
  Firstar Oncore Premier...........       59,269    $  12.230767   $    724,910      1.4%        6.54%      4.25%
  Firstar Oncore Xtra..............       63,146    $  12.230767   $    772,326      1.4%        6.54%      4.25%
  Firstar Oncore Lite..............       50,022    $  12.230767   $    611,805      1.4%        6.54%      4.25%
                                     ------------                  ------------
                                         228,909                   $  2,833,348
                                     ------------                  ------------
2002
  Investar Vision & Top Spectrum...       67,190    $  12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex..............        2,784    $  11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value.............        1,763    $  11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier...........       58,239    $  11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra..............       55,735    $  11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite..............       48,688    $  11.479639   $    558,923      1.4%        4.60%      4.43%
                                     ------------                  ------------
                                         234,399                   $  2,730,256
                                     ------------                  ------------
2001
  Investar Vision & Top Spectrum...       73,787    $  11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex..............       11,350    $  10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value.............        1,020    $  11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier...........      113,823    $  10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra..............       28,202    $  10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite..............       12,147    $  10.974344   $    133,301      1.4%        3.48%      5.10%     4/17/01
                                     ------------                  ------------
                                         240,329                   $  2,678,386
                                     ------------                  ------------
2000
  Investar Vision & Top Spectrum...       83,759    $  10.801406   $    904,719      1.4%       10.36%      7.01%
  Firstar Oncore Flex..............        2,938    $  10.260090   $     30,145      1.5%       10.25%      7.51%
  Firstar Oncore Value.............          581    $  10.376940   $      6,033      0.9%       10.90%      6.29%
  Firstar Oncore Premier...........       29,656    $  10.279419   $    304,834      1.4%       10.36%      7.47%
  Firstar Oncore Xtra..............          581    $  10.279419   $      5,977      1.4%       10.36%      7.47%
                                     ------------                  ------------
                                         117,515                   $  1,251,708
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
CORPORATE BOND SUBACCOUNT
  (NOTE 5) (CONTINUED)
1999
  Investar Vision & Top Spectrum...      109,609    $   9.787698   $  1,072,820      1.4%       -6.12       6.45%
  Firstar Oncore Flex..............        1,370    $   9.306326   $     12,750      1.5%       -6.94       7.05%      1/3/99
  Firstar Oncore Premier...........       17,415    $   9.314702   $    162,213      1.4%       -6.85       7.43%      1/3/99
                                     ------------                  ------------
                                         128,394                   $  1,247,783
                                     ------------                  ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...      309,372    $  13.986596   $  4,327,059      1.4%       24.92%      1.67%
  Firstar Oncore Flex..............       11,011    $   9.267727   $    102,048      1.5%       24.80%      1.75%
  Firstar Oncore Value.............       48,399    $   9.541858   $    461,815      0.9%       25.54%      1.70%
  Firstar Oncore Premier...........      408,713    $   9.312748   $  3,806,249      1.4%       24.92%      1.89%
  Firstar Oncore Xtra..............      197,781    $   9.312748   $  1,841,880      1.4%       24.92%      1.89%
  Firstar Oncore Lite..............       72,131    $   9.312748   $    671,740      1.4%       24.92%      1.89%
                                     ------------                  ------------
                                       1,047,407                   $ 11,210,791
                                     ------------                  ------------
2002
  Investar Vision & Top Spectrum...      365,994    $  11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex..............       13,676    $   7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value.............       57,292    $   7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier...........      400,681    $   7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra..............      199,422    $   7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite..............       41,568    $   7.454809   $    309,885      1.4%      -18.48%      2.01%
                                     ------------                  ------------
                                       1,078,633                   $  9,418,292
                                     ------------                  ------------
2001
  Investar Vision & Top Spectrum...      483,385    $  13.734218   $  6,638,921      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Flex..............       19,999    $   9.118447   $    182,356      1.5%        2.16%      0.00%    12/14/01
  Firstar Oncore Value.............       56,040    $   9.277449   $    519,912      0.9%        2.19%      0.00%    12/14/01
  Firstar Oncore Premier...........      402,235    $   9.144698   $  3,678,316      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Xtra..............      182,743    $   9.144698   $  1,671,126      1.4%        2.17%      0.00%    12/14/01
  Firstar Oncore Lite..............        7,847    $   9.144698   $     71,759      1.4%        2.17%      0.00%    12/14/01
                                     ------------                  ------------
                                       1,152,249                   $ 12,762,390
                                     ------------                  ------------
PIMCO VARIABLE INSURANCE TRUST:
REAL RETURN SUBACCOUNT
2003
  Top Tradition....................       60,928    $  11.493370   $    700,273      1.1%        7.67%      2.71%
  Top Plus.........................       40,178    $  11.525641   $    463,080      0.9%        7.88%      2.23%
  Investar Vision & Top Spectrum...        5,612    $  11.445189   $     64,228      1.4%        7.35%      2.41%
  Top Explorer.....................       47,963    $  11.461227   $    549,719      1.3%        7.46%      2.61%
  Oncore & Firstar Oncore Flex.....       48,829    $  11.429238   $    558,075      1.5%        7.25%      2.41%
  Oncore & Firstar Oncore Value....      174,108    $  11.525641   $  2,006,709      0.9%        7.88%      2.16%
  Oncore & Firstar Oncore
     Premier.......................      993,812    $  11.445189   $ 11,374,353      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Xtra.....      762,023    $  11.445189   $  8,721,501      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Lite.....      463,243    $  11.445189   $  5,301,900      1.4%        7.35%      2.34%
                                     ------------                  ------------
                                       2,596,696                   $ 29,739,838
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
REAL RETURN SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       33,034    $  10.674607   $    352,623      1.1%        6.75%      1.44%      8/1/02
  Top Plus.........................        6,412    $  10.683401   $     68,505      0.9%        6.83%      1.12%      8/1/02
  Investar Vision..................        1,781    $  10.661440   $     18,990      1.4%        6.61%      0.93%      8/1/02
  Top Explorer.....................       23,722    $  10.665826   $    253,014      1.3%        6.66%      1.37%      8/1/02
  Oncore & Firstar Oncore Flex.....        9,001    $  10.657072   $     95,929      1.5%        6.57%      1.18%      8/1/02
  Oncore & Firstar Oncore Value....       30,817    $  10.683401   $    329,229      0.9%        6.83%      1.36%      8/1/02
  Oncore & Firstar Oncore
     Premier.......................      543,705    $  10.661440   $  5,796,675      1.4%        6.61%      1.41%      8/1/02
  Oncore & Firstar Oncore Xtra.....      338,497    $  10.661440   $  3,608,861      1.4%        6.61%      1.41%      8/1/02
  Oncore & Firstar Oncore Lite.....       78,966    $  10.661440   $    841,896      1.4%        6.61%      1.41%      8/1/02
                                     ------------                  ------------
                                       1,065,935                   $ 11,365,722
                                     ------------                  ------------
TOTAL RETURN SUBACCOUNT
2003
  Top Tradition....................       30,940    $  10.838704   $    335,348      1.1%        3.49%      2.75%
  Top Plus.........................       33,227    $  10.869124   $    361,153      0.9%        3.90%      2.64%
  Investar Vision & Top Spectrum...        2,505    $  10.793274   $     27,032      1.4%        4.11%      2.79%
  Top Explorer.....................       49,708    $  10.808385   $    537,265      1.3%        3.59%      2.69%
  Oncore & Firstar Oncore Flex.....       17,528    $  10.778221   $    188,923      1.5%        3.70%      2.81%
  Oncore & Firstar Oncore Value....      203,238    $  10.869124   $  2,209,014      0.9%        4.11%      2.77%
  Oncore & Firstar Oncore
     Premier.......................      768,632    $  10.793274   $  8,296,065      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Xtra.....      997,250    $  10.793274   $ 10,763,590      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Lite.....      518,535    $  10.793274   $  5,596,691      1.4%        3.59%      2.75%
                                     ------------                  ------------
                                       2,621,563                   $ 28,315,081
                                     ------------                  ------------
2002
  Top Tradition....................       12,084    $  10.431677   $    126,057      1.1%        4.32%      1.41%      8/1/02
  Top Plus.........................       10,820    $  10.440268   $    112,964      0.9%        4.40%      1.23%      8/1/02
  Investar Vision..................          247    $  10.418807   $      2,575      1.4%        4.19%      1.05%      8/1/02
  Top Explorer.....................       28,667    $  10.423086   $    298,795      1.3%        4.23%      1.45%      8/1/02
  Oncore Flex......................        8,040    $  10.414532   $     83,729      1.5%        4.15%      1.19%      8/1/02
  Oncore & Firstar Oncore Value....       61,436    $  10.440268   $    641,404      0.9%        4.40%      1.37%      8/1/02
  Oncore & Firstar Oncore
     Premier.......................      255,511    $  10.418807   $  2,662,134      1.4%        4.19%      1.41%      8/1/02
  Oncore & Firstar Oncore Xtra.....      297,287    $  10.418807   $  3,097,374      1.4%        4.19%      1.41%      8/1/02
  Oncore & Firstar Oncore Lite.....       83,119    $  10.418807   $    865,996      1.4%        4.19%      1.41%      8/1/02
                                     ------------                  ------------
                                         757,211                   $  7,891,028
                                     ------------                  ------------
GLOBAL BOND SUBACCOUNT
2003
  Top Tradition....................       12,396    $  12.102667   $    150,024      1.1%       13.19%      1.87%
  Top Plus.........................        5,227    $  12.136628   $     63,443      0.9%       13.42%      1.94%
  Top Spectrum.....................          914    $  12.051967   $     11,021      1.4%       12.86%      2.53%
  Top Explorer.....................        8,281    $  12.068818   $     99,943      1.3%       12.97%      1.85%
  Oncore & Firstar Oncore Flex.....        3,159    $  12.035152   $     38,017      1.5%       12.75%      2.16%
  Oncore & Firstar Oncore Value....       48,795    $  12.136628   $    592,211      0.9%       13.42%      2.06%
  Oncore & Firstar Oncore
     Premier.......................       96,298    $  12.051967   $  1,160,572      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Xtra.....      140,630    $  12.051967   $  1,694,868      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Lite.....      103,003    $  12.051967   $  1,241,383      1.4%       12.86%      2.12%
                                     ------------                  ------------
                                         418,703                   $  5,051,482
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL BOND SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................        8,062    $  10.691996   $     86,203      1.1%        6.92%      0.94%      8/1/02
  Top Plus.........................        2,033    $  10.700805   $     21,759      0.9%        7.01%      0.61%      8/1/02
  Top Explorer.....................        6,465    $  10.683196   $     69,065      1.3%        6.83%      0.82%      8/1/02
  Oncore Flex......................          730    $  10.674433   $      7,789      1.5%        6.74%      0.59%      8/1/02
  Oncore & Firstar Oncore Value....        5,341    $  10.700805   $     57,154      0.9%        7.01%      0.95%      8/1/02
  Oncore Premier...................       12,893    $  10.678814   $    137,675      1.4%        6.79%      0.94%      8/1/02
  Oncore & Firstar Oncore Xtra.....       17,584    $  10.678814   $    187,775      1.4%        6.79%      0.94%      8/1/02
  Oncore Lite......................        3,492    $  10.678814   $     37,292      1.4%        6.79%      0.94%      8/1/02
                                     ------------                  ------------
                                          56,600                   $    604,712
                                     ------------                  ------------
CALVERT VARIABLE SERIES, INC.:
SOCIAL EQUITY SUBACCOUNT (NOTE 5)
2003
  Top Tradition....................       19,291    $   6.692392   $    129,106      1.1%       16.96%      0.02%      5/2/03
  Top Plus.........................       10,620    $   6.785729   $     72,066      0.9%       17.11%      0.02%      5/2/03
  Top Explorer.....................       40,997    $   7.045823   $    288,856      1.3%       16.80%      0.02%      5/2/03
                                     ------------                  ------------
                                          70,908                        490,028
                                     ------------                  ------------
DREYFUS VARIABLE INVESTMENT FUND --
  SERVICE SHARES:
APPRECIATION SUBACCOUNT
2003
  Top Tradition....................        1,874    $  11.714615   $     21,957      1.1%       17.15%      6.38%      5/1/03
  Top Explorer.....................          554    $  11.699161   $      6,481      1.3%       16.99%      6.70%      5/1/03
  Oncore Flex......................           74    $  11.683757   $        860      1.5%       16.84%      5.37%      5/1/03
  Oncore & Firstar Oncore Value....       14,079    $  11.730095   $    165,142      0.9%       17.30%      5.85%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       38,966    $  11.691446   $    455,579      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Xtra.....       57,055    $  11.691446   $    667,056      1.4%       16.91%      5.42%      5/1/03
  Oncore & Firstar Oncore Lite.....       33,538    $  11.691446   $    392,105      1.4%       16.91%      5.42%      5/1/03
                                     ------------                  ------------
                                         146,140                   $  1,709,180
                                     ------------                  ------------
ROYCE CAPITAL FUND:
SMALL-CAP SUBACCOUNT
2003
  Top Tradition....................       19,826    $  13.982845   $    277,225      1.1%       39.83%      0.00%      5/1/03
  Top Plus.........................        4,071    $  14.001322   $     57,003      0.9%       40.01%      0.00%      5/1/03
  Top Explorer.....................        7,363    $  13.964419   $    102,823      1.3%       39.64%      0.00%      5/1/03
  Oncore Flex......................       13,595    $  13.946057   $    189,598      1.5%       39.46%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....      136,253    $  14.001322   $  1,907,715      0.9%       40.01%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................      132,077    $  13.955225   $  1,843,151      1.4%       39.55%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....      191,582    $  13.955225   $  2,673,571      1.4%       39.55%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....      142,177    $  13.955225   $  1,984,117      1.4%       39.55%      0.00%      5/1/03
                                     ------------                  ------------
                                         646,944                   $  9,035,203
                                     ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     ACCUMULATION    VALUE PER         FAIR                    TOTAL      INCOME     INCEPTION
                                       UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****     DATE
                                     ------------   ------------   ------------   ---------   --------   ---------   ---------
ROYCE CAPITAL FUND: (CONTINUED)
MICRO-CAP SUBACCOUNT
2003
  Top Tradition....................       15,361    $  14.711160   $    225,980      1.1%       47.11%      0.00%      5/1/03
  Top Plus.........................        4,460    $  14.730584   $     65,704      0.9%       47.31%      0.00%      5/1/03
  Top Explorer.....................        5,226    $  14.691774   $     76,777      1.3%       46.92%      0.00%      5/1/03
  Oncore Flex......................       10,269    $  14.672453   $    150,669      1.5%       46.72%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....       47,410    $  14.730584   $    698,382      0.9%       47.31%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       51,178    $  14.682104   $    751,396      1.4%       46.82%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....      106,280    $  14.682104   $  1,560,410      1.4%       46.82%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....       54,230    $  14.682104   $    796,216      1.4%       46.82%      0.00%      5/1/03
                                     ------------                  ------------
                                         294,414                   $  4,325,534
                                     ------------                  ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
CORE PLUS FIXED INCOME SUBACCOUNT
2003
  Top Tradition....................          291    $  11.531016   $      3,353      1.1%       15.31%      0.00%      5/2/03
  Oncore & Firstar Oncore Value....       11,734    $  11.546281   $    135,480      0.9%       15.46%      0.00%      5/2/03
  Oncore & Firstar Oncore
     Premier.......................       14,011    $  11.508186   $    161,236      1.4%       15.08%      0.02%      5/2/03
  Oncore & Firstar Oncore Xtra.....       64,107    $  11.508186   $    737,776      1.4%       15.08%      0.02%      5/2/03
  Oncore Lite......................        5,926    $  11.508186   $     68,192      1.4%       15.08%      0.02%      5/2/03
                                     ------------                  ------------
                                          96,069                   $  1,106,037
                                     ------------                  ------------
US REAL ESTATE SUBACCOUNT
2003
  Top Tradition....................        1,033    $  12.802466   $     13,229      1.1%       28.02%      0.00%      5/1/03
  Top Plus.........................        3,423    $  12.819379   $     43,885      0.9%       28.19%      0.00%      5/1/03
  Top Explorer.....................            9    $  12.785578   $        115      1.3%       27.86%      0.00%      5/1/03
  Oncore & Firstar Oncore Value....       14,316    $  12.819379   $    183,525      0.9%       28.19%      0.00%      5/1/03
  Oncore & Firstar Oncore
     Premier.......................       34,371    $  12.777148   $    439,141      1.4%       27.77%      0.00%      5/1/03
  Oncore & Firstar Oncore Xtra.....       41,013    $  12.777148   $    524,033      1.4%       27.77%      0.00%      5/1/03
  Oncore & Firstar Oncore Lite.....       54,294    $  12.777148   $    693,725      1.4%       27.77%      0.00%      5/1/03
                                     ------------                  ------------
                                         148,459                   $  1,897,653
                                     ------------                  ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12 month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   Total surrender charges in the Account amounted to approximately $5,500,000 and $1,191,000 during 2003 and 2002, respectively.

   Total contract administration charges for the Account amounted to approximately $1,502,000 and $1,377,000 during 2003 and 2002, respectively.

   The tables on the following pages illustrates product and contract level charges by product:

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &         TOP
                                                    COMBINATION        VIA            TOP I         TRADITION
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than
     1.55%).......................................     0.75%          1.05%       0.85% to 1.05%      0.85%
   ADMINISTRATIVE EXPENSES........................     0.25%          0.25%           0.25%           0.25%
   Total expenses.................................     1.00%          1.30%        1.1% to 1.3%       1.10%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE............................      $30            $30             $30             $30
   Each year on the contract anniversary (or at
   the time of surrender of the contract)
   TRANSFER FEE -- per transfer...................   $3 to $15      $3 to $15       $3 to $15       $3 to $15
   (currently no charge for the first 4 transfers
   each contract year)
   SALES CHARGE MADE FROM PURCHASE PAYMENTS.......  No deduction   No deduction    No deduction    No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC                       5% of                          7.75% of
   when a contract is surrendered or a partial                     payments in    5% of payments   payments in
   withdrawal of a participant's account value is                    the last      in the last       the last
   made for any other reason than to make a plan                   eight years    eight years on   eight years
   payment to a participant. Percentages vary with                  on amount         amount        on amount
   the number of years from purchase..............   No charge     surrendered     surrendered     surrendered
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes
   will be deducted when annuity payments begin.
   Otherwise, they will be deducted from purchase
   payments.......................................  0.5% to 3.5%   0.5% to 3.5%    0.5% to 3.5%    0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                                                               INVESTAR VISION
                                                                                    & TOP
                                                                 TOP PLUS          SPECTRUM        TOP EXPLORER
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than 1.55%)..........     0.65%             1.15%             1.05%
   ADMINISTRATIVE EXPENSES...................................     0.25%             0.25%             0.25%
   Total expenses............................................     0.90%             1.40%             1.30%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
   surrender of the contract)................................       NA               $35               $35
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year)............................................   $3 to $15         $3 to $15         $3 to $15
   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................  No deduction      No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a          6% in the                           7% in the
   contract is surrendered or a partial withdrawal of a         first year                          first year
   participant's account value is made for any other reason         to         7% in the first          to
   than to make a plan payment to a participant. Percentages    0% in the     year to 0% in the     0% in the
   vary with the number of years from purchase...............  seventh year      eighth year       eighth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they will
   be deducted from purchase payments........................  0.5% to 3.5%      0.5% to 3.5%      0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   These basic charges are assessed through reduction of daily unit values:

                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                           &                  &                   &                  &                  &
                                      ONCORE FLEX       ONCORE VALUE       ONCORE PREMIER       ONCORE XTRA        ONCORE LITE
   MORTALITY AND EXPENSE RISK
     FEES..........................      1.25%              0.65%               1.15%              1.15%              1.15%
   ADMINISTRATIVE EXPENSES.........      0.25%              0.25%               0.25%              0.25%
   Total expenses..................      1.50%              0.90%               1.40%              1.40%              1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE.............       $30                $30                 $30                $30                $30
   Each year on the contract
   anniversary (or at the time of
   surrender of the contract). No
   charge if contract value exceeds
   $50,000.
   TRANSFER FEE -- per transfer....       $10                $10                 $10                $10                $10
   (currently no charge for the
   first 12 transfers each contract
   year)
   SALES CHARGE MADE FROM PURCHASE
   PAYMENTS........................  No deduction       No deduction        No deduction        No deduction       No deduction
   SURRENDER CHARGES
   A withdrawal charge may be
   assessed by ONLIC when a
   contract is surrendered or a
   partial withdrawal of a
   participant's account value is
   made for any other reason than
   to make a plan payment to a
   participant. Percentages vary                       6% in the first     6% in the first    9% in the first    7% in the first
   with the number of years from                        year to 0% in       year to 0% in      year to 0% in      year to 0% in
   purchase........................    No charge      the seventh year    the seventh year     the ninth year    the fourth year
   STATE PREMIUM TAXES
   In those jurisdictions
   permitting, such taxes will be
   deducted when annuity payments
   begin. Otherwise, they will be
   deducted from purchase
   payments........................  0.5% to 3.5%       0.5% to 3.5%        0.5% to 3.5%        0.5% to 3.5%       0.5% to 3.5%
   OPTIONAL DEATH BENEFITS:
   These annual charges are the
   following percentages of the
   optional death benefit amounts:
   Optional Annual Stepped-up Death
   Benefit.........................      0.05%              0.05%               0.05%              0.10%              0.05%
   Optional Guaranteed Minimum
   Death Benefit ("GMDB")..........      0.25%              0.25%               0.25%                NA               0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                           &                  &                   &                  &                  &
                                      ONCORE FLEX       ONCORE VALUE       ONCORE PREMIER       ONCORE XTRA        ONCORE LITE
   OPTIONAL ENHANCED DEATH BENEFIT
   ("GEB")
   These annual charges are the
   following percentages of average
   variable account value:
   GEB at issue ages through 70....      0.15%              0.15%               0.15%              0.15%              0.15%
   GEB at issue ages 71 through
     75............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages through
     70............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages 71
   through 75......................      0.60%              0.60%               0.60%              0.60%              0.60%
   OPTIONAL GUARANTEED MINIMUM
   INCOME BENEFIT ("GMIB")
   This annual charge is the
   following percentage of
   guaranteed income base..........      0.45%              0.45%               0.45%              0.45%              0.45%
   OPTIONAL GUARANTEED PRINCIPAL
   PROTECTION ("GPP")
   This annual charge is the
   following percentage of contract
   value as of the beginning of the
   10-year term....................      0.20%              0.20%               0.20%              0.20%              0.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(5) FUND SUBSTITUTIONS

   Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

   Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

             ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

Ohio National Variable Account A
Post Office Box 371
Cincinnati, Ohio 45201


Form 1322 Rev. 2-04